UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.5%
ASSET-BACKED SECURITIES — 20.9%
Automobiles — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	200	$201,707
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	500	501,263
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	100	100,134
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	900	899,394
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	300	300,584

					2,003,082

Collateralized Loan Obligations — 15.5%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	3.004	%(c)	01/15/28	500	500,544
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.794	%(c)	10/15/28	250	252,034
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.354	%(c)	04/16/27	750	750,405
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.744	%(c)	04/28/26	800	801,948
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A	2.574	%(c)	07/15/30	1,500	1,500,000
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.404	%(c)	04/15/25	379	379,297
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	2.597	%(c)	07/15/29	250	250,000
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A	2.607	%(c)	01/16/30	750	749,994
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A	2.564	%(c)	07/16/29	750	750,540
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.474	%(c)	04/17/26	1,000	1,000,330
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A	2.484	%(c)	10/17/26	850	850,424
Battalion CLO VIII Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.644	%(c)	07/18/30	750	750,601
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.863	%(c)	01/24/29	250	250,412
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.927	%(c)	01/20/28	250	251,510
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA Class A1R, 144A	2.554	%(c)	07/15/29	750	750,656
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.834	%(c)	07/18/27	250	251,249
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.634	%(c)	04/13/27	750	750,400
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.454	%(c)	04/17/25	241	241,258
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.737	%(c)	10/20/29	500	508,367
Canyon Capital CLO (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408	%(c)	04/15/29	250	250,055
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432	%(c)	05/15/25	750	749,813

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A	2.391	%(c)	04/20/31		250	249,935
Carlyle Global Markets Strategies Euro CLO Ltd. (United Kingdom), Series 14-2A, 144A	2.250%		08/15/27	EUR	1,100	1,302,986
Carlyle US CLO (Cayman Islands), Series 2017-2A, Class A1B, 144A	2.552	%(c)	07/20/31		500	499,832
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.857	%(c)	04/20/26		800	801,217
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.704	%(c)	10/18/26		250	249,921
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.863	%(c)	04/22/27		750	751,154
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.504	%(c)	07/15/26		500	500,925
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.754	%(c)	07/15/26		250	250,248
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.554	%(c)	01/16/26		500	500,254
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.474	%(c)	10/15/26		750	750,370
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.621	%(c)	05/05/27		250	250,400
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.457	%(c)	04/20/26		400	399,476
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A^	2.591	%(c)	10/23/29		1,250	1,250,000
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.844	%(c)	04/15/27		400	400,597
Jamestown CLO IX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A	2.807	%(c)	10/20/28		750	756,173
KKR CLO 18 Ltd. (Cayman Islands), Series18, Class A, 144A	2.587	%(c)	07/18/30		750	749,625
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482	%(c)	05/15/26		1,000	1,000,229
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.504	%(c)	10/15/26		1,000	1,000,500
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.604	%(c)	04/18/26		1,750	1,757,284
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.424	%(c)	01/18/27		350	350,612
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	3.057	%(c)	04/20/28		250	251,511
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.764	%(c)	07/15/27		500	500,789
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561	%(c)	07/15/30		750	748,970
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.751	%(c)	10/30/27		500	501,599
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.620	%(c)	01/20/29		1,250	1,264,403
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.674	%(c)	01/17/27		1,000	999,636
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472	%(c)	05/21/29		1,250	1,249,967
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.577	%(c)	07/20/30		1,500	1,499,241
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A	2.844	%(c)	01/15/29		500	502,191

Regatta VII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.794	%(c)	12/20/28		500	500,702
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A	2.319	%(c)	05/07/26		1,500	1,500,678
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A^	2.582	%(c)	08/15/30		500	500,000
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.797	%(c)	07/20/30		500	500,365
Sound Point CLO XVI Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A	2.567	%(c)	07/25/30		1,000	1,002,927
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400%		04/30/30	EUR	1,000	1,181,573
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A	2.604	%(c)	07/17/27		250	250,000
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.854	%(c)	01/15/29		500	504,969
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A	2.472	%(c)	07/15/29		750	750,346
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	3.014	%(c)	10/25/28		500	502,196
Trinitas CLO VI Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A	2.655	%(c)	07/25/29		750	750,417
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.424	%(c)	07/15/25		250	250,781
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.957	%(c)	10/20/28		500	503,027
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431	%(c)	04/20/29		500	500,062
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339	%(c)	11/07/25		1,000	1,000,316
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572	%(c)	07/15/29		1,000	1,000,302

						45,028,543

Consumer Loans — 1.1%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25		100	100,600
Lendmark Funding Trust, Series 2017-1A, Class A, 144A^	2.830%		12/22/25		200	200,408
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26		500	504,779
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		401	401,351
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25		200	200,125
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29		300	306,903
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21		300	301,487
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23		250	252,522
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29		387	389,694
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24		500	504,224

						3,162,093

Home Equity Loans — 1.7%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33		135	134,262
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	2.282	%(c)	12/25/33		225	216,217
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	2.201	%(c)	12/15/33		170	167,736

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	2.087	%(c)	08/25/34		318	301,631
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	2.732	%(c)	03/25/43		372	367,555
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	2.087	%(c)	06/25/34		1,008	930,823
Home Equity Asset Trust, Series 2003-8, Class M1	2.312	%(c)	04/25/34		641	635,735
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	2.252	%(c)	10/25/33		279	276,724
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.872	%(c)	07/25/33		394	382,518
RAMP Trust, Series 2005-EFC3, Class M5	2.180	%(c)	08/25/35		1,400	1,385,814

						4,799,015

Residential Mortgage-Backed Securities — 1.9%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		48	48,397
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.582	%(c)	10/25/37		1,009	1,001,593
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	1.832	%(c)	06/25/33		121	106,781
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.201	%(c)	12/26/46		612	615,009
Credit Suisse Mortgage Trust, Series 2017 Class 6R, 144A^	2.722%		03/06/47		550	550,000
Credit Suisse Mortgage Trust, Series 2017-3R, 144A	3.050%		02/27/47		341	339,794
Fremont Home Loan Trust, Series 2004-2, Class M1	2.087	%(c)	07/25/34		615	588,375
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	1.932	%(c)	04/25/33		221	215,727
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	1.932	%(c)	08/25/33		184	183,882
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	2.232	%(c)	09/25/34		1,342	1,313,809
Towd Point Mortgage Trust (United Kingdom), Series 2016-VA1	1.500	%(c)	02/20/54	GBP	278	368,897
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		135	135,232
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47		98	98,463

						5,565,959

Student Loans — 0.0%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.632	%(c)	01/25/41		74	74,926

TOTAL ASSET-BACKED SECURITIES (cost $59,991,342)						60,633,618

BANK LOANS(c) — 0.2%
Retail — 0.1%
Rite Aid Corp., Term Loan	5.115%		06/21/21		150	150,344

Technology — 0.1%
Dell International LLC, Term Loan	3.299%		12/31/18		525	525,375

TOTAL BANK LOANS (cost $664,783)						675,719

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.7%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37		195	201,030
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		76	76,414

BANK, Series 2017-BNK5, Class A4	3.131%		06/15/60	1,000	1,002,174
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	800	810,386
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	300	308,357
CD Commercial Mortgage Trust, Series 2017-CD4, Class A3	3.248%		05/10/50	600	609,889
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50	800	805,577
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4	3.283%		05/10/58	600	604,872
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	250,570
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	261,085
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	1,250	1,307,207
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4	3.778%		09/10/58	1,550	1,632,501
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	400	405,525
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	700	690,671
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	2,100	2,140,763
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class XC, IO	0.326	%(c)	04/14/50	16,000	395,224
Cityline Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(c)	11/10/31	300	295,643
Cityline Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(c)	11/10/31	100	96,832
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	1.882	%(c)	05/15/45	1,106	81,403
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	253,448
Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.024	%(c)	02/10/47	157,461	203,629
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	400	421,619
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	150	156,298
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	300	314,625
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	2,000	2,114,208
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	700	687,381
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	350	367,680
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795	%(c)	12/15/49	200	209,439
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class B, 144A	3.030%		04/05/33	500	506,367
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class C, 144A	3.229%		04/05/33	300	303,710
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	400	388,989
DBJPM Mortgage Trust, Series 2017-C6, Class A4	3.071%		06/10/50	600	600,853
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $188,278; purchased 12/09/16)(f)	3.808	%(c)	12/10/36	200	200,292
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(c)	09/10/35	250	253,840
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	982	958,423
FHLMC Multifamily Structured Pass-Through Certificates, K725, Class X1, IO	0.712	%(c)	01/25/24	44,482	1,802,930
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.968	%(c)	01/25/20	7,814	157,609
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.052	%(c)	04/25/20	5,858	138,056

FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.542	%(c)	06/25/20	1,170	43,498
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.381	%(c)	01/25/22	3,001	148,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.433	%(c)	05/25/22	1,861	105,209
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.875	%(c)	10/25/22	6,687	251,091
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.330	%(c)	04/10/47	15,000	412,111
GS Mortgage Securities Trust, Series 2017-GS6, Class A2	3.164%		05/10/50	700	705,437
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	%(c)	06/15/34	500	515,740
IMT Trust, Series 2017-APTS, Class XFLC, IO, 144A	0.170	%(c)	06/15/34	205,315	210,571
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5	3.672%		11/15/47	1,400	1,467,834
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.936	%(c)	05/15/48	20,695	755,387
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3	3.801%		08/15/48	1,475	1,557,188
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5	3.576%		03/15/49	600	624,357
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	400	412,440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A3	2.988%		02/15/48	1,025	1,027,417
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	350	343,364
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A4	3.337%		05/15/50	1,200	1,222,095
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4	3.809%		12/15/48	1,770	1,870,579
Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.259%		06/15/50	600	608,837
SCG Trust, Series 2013-SRP1, Class A, 144A	2.880	%(c)	11/15/26	620	615,320
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3^	3.225%		08/15/50	1,100	1,110,942
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4	3.374%		03/15/50	875	895,424

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,931,789)					36,918,551

CORPORATE BONDS — 32.1%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	102,031
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	100	107,075

					209,106

Airlines — 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		07/15/24	146	156,638
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		11/23/20	98	101,370
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	142	149,453

					407,461

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.200%		05/05/20	210	210,646

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	701,938
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	70	82,275
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	302,106
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	205,250

					1,502,215

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	226,687
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	200	207,500
Dana, Inc., Sr. Unsec’d. Notes	5.375%		09/15/21	75	77,344

					511,531

Banks — 7.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625%		01/21/20	1,000	993,400
Banco De Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250%		10/25/19	200	200,400
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18	600	598,476
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22	800	811,048
Bank of America Corp., Jr. Sub. Notes	6.300	%(c)	09/10/17	40	45,250
Bank of America Corp., Jr. Sub. Notes	8.125	%(c)	08/15/17	175	182,816
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	125	128,275
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593	%(c)	07/21/28	530	531,359
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.169	%(c)	04/01/19	250	252,470
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	520	525,323
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	266,164
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(c)	01/20/48	470	499,685
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	128,519
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	300	307,272
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(c)	09/20/17	125	127,063
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	311,346
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	209,398
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%		05/23/22	415	420,615
BPCE SA (France), Gtd. Notes, 144A, MTN	3.000%		05/22/22	250	252,713
Branch Banking & Trust Co., Sr. Unsec’d. Notes, BKNT	2.850%		04/01/21	550	562,967
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	125,738
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	08/15/20	235	247,272
Citigroup, Inc., Jr. Sub. Notes	6.125	%(c)	12/31/49	105	112,744
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	210	220,216
Citigroup, Inc., Sub. Notes	4.600%		03/09/26	165	174,984
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	455	482,937
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	250	255,816
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	315	320,374
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	750	746,707
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	1,000	979,891
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375%		04/25/19	200	202,155
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/29/49	175	182,875
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.905	%(c)	07/24/23	1,400	1,402,111
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	325	330,081
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	280	279,334
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	520	530,582

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	200	210,178
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	125	141,241
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	136,576
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%		07/14/27	200	201,462
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(c)	10/01/17	125	137,969
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	10/30/17	200	207,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540	%(c)	05/01/28	395	397,574
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	363,354
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	560,783
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	215	227,082
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	439,037
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	375	407,594
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes, BKNT	2.300%		01/30/19	350	352,805
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	01/15/18	75	77,625
Morgan Stanley, Sr. Unsec’d. Notes	3.971	%(c)	07/22/38	440	439,129
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	440	460,970
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	175	183,609
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	400	431,956
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	200	206,366
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	335	351,524
PNC Bank NA, Sub. Notes, BKNT	4.200%		11/01/25	350	376,444
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	240	242,478
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375%		03/25/19	325	327,616
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%		08/01/17	900	900,000
State Street Corp., Jr. Sub. Notes	5.250	%(c)	09/15/17	125	131,216
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	1.714	%(c)	04/25/19	500	502,856
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000%		04/15/21	390	397,432
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(c)	03/29/49	200	207,250
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	75	75,582

					23,043,584

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	160	176,889
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	40	44,923
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%		01/31/27	200	212,376

					434,188

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	250	265,734
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	145	157,463

					423,197

Building Materials — 0.1%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	200	212,400

Chemicals — 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	100	107,401
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	93	98,835
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	350	396,964

Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875%	09/19/22		290	311,170
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	06/01/27		85	86,393
W.R. Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21		300	322,500
Westlake Chemical Corp., Gtd. Notes	4.625%	02/15/21		540	558,900

					1,882,163

Commercial Services — 0.2%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26		265	260,966
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18		100	101,061
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26		250	274,282

					636,309

Computers — 0.4%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19		100	102,371
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21		85	89,707
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20		300	295,996
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17		96	96,165
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18		60	60,723
Western Digital Corp., Gtd. Notes	10.500%	04/01/24		450	532,687

					1,177,649

Distribution/Wholesale — 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22		600	604,500

Diversified Financial Services — 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19		150	154,125
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%	09/29/17		200	200,360
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%	09/15/24	GBP	100	136,888
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%	09/20/19		800	791,595
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22		400	437,931
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17		175	175,996
Intrum Justitia AB (Sweden)	2.750%	07/15/22	EUR	225	269,980
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%	03/19/19		100	101,193

					2,268,068

Electric — 1.5%
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19		25	25,145
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56		25	26,458
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	275	341,512
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		675	708,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		275	300,781
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19		350	362,906
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19		50	50,295
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26		30	30,225
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%	05/25/22		515	520,638
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27		505	509,008
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25		125	131,690
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20		200	224,260
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24		425	453,053
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19		300	301,997
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21		300	318,721

					4,305,439

Entertainment — 0.5%
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	4.250%	02/28/47	GBP	100	133,471
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20		325	343,681
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/18		200	200,000
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22		700	745,500

					1,422,652

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21		250	255,000

Foods — 0.5%
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		600	609,750
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17		250	250,405
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		550	569,250

					1,429,405

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20		200	219,937
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48		300	299,694
International Paper Co., Sr. Unsec’d. Notes	4.400%	08/15/47		125	125,669
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%	12/01/22		400	428,000

					1,073,300

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21		380	386,717
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18		100	101,032
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20		645	656,130

					1,143,879

Healthcare-Services — 1.5%
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22		525	552,562
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20		100	96,375
Cigna Corp., Sr. Unsec’d. Notes	4.500%	03/15/21		100	107,051
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18		250	261,875
HCA, Inc., Gtd. Notes	7.500%	02/15/22		400	462,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19		225	232,313
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		575	577,875
Molina Healthcare, Inc., Gtd. Notes	5.375%	11/15/22		475	505,875
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.625%	07/15/24		700	696,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		225	235,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20		350	355,687
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47		150	160,149

					4,243,387

Holding Companies - Diversified — 0.2%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750%	09/11/19		350	375,382
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%	10/18/23		100	107,759

					483,141

Home Builders — 2.1%
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22		575	641,740

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20		250	258,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		300	313,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18		325	340,031
KB Home, Gtd. Notes	7.000%	12/15/21		325	363,594
KB Home, Gtd. Notes	7.250%	06/15/18		350	365,400
Lennar Corp., Gtd. Notes	4.125%	01/15/22		400	411,748
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21		875	916,563
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%	11/15/20		525	535,500
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22		500	567,500
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21		350	363,300
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21		350	367,500
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19		625	634,375

					6,079,501

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19		150	151,500
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%	06/01/22		100	109,366

					260,866

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19		143	144,673
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22		100	105,655

					250,328

Insurance — 0.6%
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26		135	140,488
Axis Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		250	273,634
Chubb INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45		10	10,998
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20		600	658,740
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22		250	272,859
XLIT Ltd. (Bermuda), Gtd. Notes	2.300%	12/15/18		400	402,608

					1,759,327

Internet — 0.3%
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.250%	08/06/18		200	202,368
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	325	395,122
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375%	05/02/19		250	255,793

					853,283

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18		500	513,750
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26		28	31,122

					544,872

Lodging — 0.4%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21		450	469,125
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19		200	203,135
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22		100	102,492
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		275	301,813
Studio City Co., Ltd. (Hong Kong), Sr. Sec’d. Notes, 144A	7.250%	11/30/21		200	214,700

					1,291,265

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%	11/06/20	200	209,500
CNH Industrial Capital LLC, Gtd. Notes	4.875%	04/01/21	75	79,365
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	100	108,987

				397,852

Media — 1.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	291	292,819
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	450	459,981
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	420	427,350
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	60	70,196
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	20	23,822
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	70	82,516
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	900	910,125
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.000%	05/15/18	300	309,377
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	300	307,500
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%	08/01/21	400	412,500
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	140	141,542
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	700	727,125

				4,164,853

Mining — 0.2%
Freeport-McMoran, Inc., Gtd. Notes	2.300%	11/14/17	700	700,000

Miscellaneous Manufacturing — 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	25	25,857

Multi-National — 0.8%
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20	245	245,750
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	125	125,313
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	865	860,009
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	450	441,568
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	600	634,135

				2,306,775

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	100	110,583

Oil & Gas — 1.3%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	250	313,553
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%	05/09/23	200	199,035
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	150	163,158
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	300	318,621
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	350	374,819
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	200	199,000

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%	04/19/27		200	198,750
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%	07/02/18		150	158,812
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		150	158,651
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44		100	103,503
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875%	05/03/22		400	428,288
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22		40	42,036
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27		50	54,125
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		245	275,625
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%	02/21/28	EUR	100	126,506
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22		85	90,568
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27		60	66,060
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	200	217,048
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		237	247,665
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		120	133,200

					3,869,023

Oil & Gas Services — 0.2%
SESI LLC, Gtd. Notes	6.375%	05/01/19		500	498,750

Packaging & Containers — 0.6%
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		250	274,375
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, PIK	8.250%	02/15/22	EUR	100	126,038
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500%	10/01/21		600	621,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		600	613,500

					1,634,913

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		95	97,907
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		150	159,874
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		75	77,965
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		165	176,848
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22		1,215	1,225,026
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19		34	35,032
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26		925	913,436
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%	03/15/20		325	313,625
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22		150	158,250

					3,157,963

Pipelines — 1.1%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19		50	50,119
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24		250	261,404
Kinder Morgan Energy Partners LP, Gtd. Notes	3.950%	09/01/22		372	386,030
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20		50	55,075
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		20	20,663
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		125	128,594
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47		185	185,533
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23		350	340,732
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20		825	872,701
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18		75	75,252
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27		445	444,874
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25		225	231,074

					3,052,051

Real Estate Investment Trusts (REITs) — 1.3%
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20	500	513,500
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	500	537,500
HCP, Inc., Sr. Unsec’d. Notes	3.750%	02/01/19	100	102,159
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950%	07/01/22	555	557,935
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%	10/01/19	100	109,770
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	220	240,326
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	450	459,562
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18	500	506,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	100	103,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	400	415,302
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	111,088

				3,656,892

Retail — 0.9%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	75	38,063
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	70	80,330
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	300	282,750
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	75	78,562
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	400	437,000
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	250	274,687
Landry’s, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	250	256,325
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	1,000	991,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	250	255,000

				2,693,967

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	340	348,968
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	100	100,842
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	425	430,240
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	350	367,062

				1,247,112

Software — 0.7%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	1,000	1,078,750
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	275	288,871
Infor U.S., Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	300	309,000
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	155	172,056
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	182	184,730

				2,033,407

Telecommunications — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	100	107,822
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	375	369,415
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	200	210,735
Centurylink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	350	377,891
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	875	896,875
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	50	55,227
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20	150	163,875
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	200	216,500

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23		400	405,480
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	200	288,503
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21		595	616,432

					3,708,755

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		855	878,512

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21		100	104,544
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22		262	272,152

					376,696

TOTAL CORPORATE BONDS (cost $91,675,504)					93,221,977

FOREIGN GOVERNMENT BONDS — 4.8%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21		150	161,475
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		50	61,650
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		150	166,125
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		1,100	1,218,250
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%	06/04/25		600	585,114
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/29	EUR	160	153,679
Hellenic Republic Government Bond (Greece), Bonds, 144A	3.000%	02/24/33	EUR	145	129,978
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/35	EUR	280	243,851
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%	08/01/22	EUR	375	439,973
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		120	134,529
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		470	529,578
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	250	323,188
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%	07/18/24	EUR	250	301,498
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	06/14/28	EUR	100	130,839
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%	09/14/18		200	198,865
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%	07/21/22		200	199,716
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	07/31/18		600	600,245
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19		400	398,420
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%	06/01/22		200	201,435
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%	02/05/18		600	598,374
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.500%	09/12/17		400	399,858

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, EMTN	2.125%		04/13/21	200	197,566
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22	200	201,102
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875%		11/13/19	1,200	1,192,015
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24	300	307,290
Province of Alberta (Canada), Sr. Unsec’d. Notes, 144A	2.050%		08/17/26	200	187,886
Province of Alberta (Canada), Unsec’d. Notes	2.200%		07/26/22	250	249,680
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	325	323,948
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	1,000	1,002,618
Province of Quebec (Canada), Debentures	7.125%		02/09/24	220	274,674
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	170	169,811
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21	300	339,954
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24	200	229,561
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850%		05/10/23	200	233,661
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18	600	599,514
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.000%		05/17/21	800	787,894
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22	200	200,846
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	230	245,106

TOTAL FOREIGN GOVERNMENT BONDS (cost $13,732,187)					13,919,766

MUNICIPAL BONDS — 0.1%
California 0.0%
University of California, Revenue Bonds, Series AP	3.931%		05/15/45	25	25,770
University of California, Revenue Bonds, Series J	4.131%		05/15/45	25	25,861

					51,631

New Jersey — 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	100	151,209

TOTAL MUNICIPAL BONDS (cost $197,618)					202,840

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.5%
Residential Mortgage-Backed Securities
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A	3.233	%(c)	11/25/27	123	122,785
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.383	%(c)	10/25/28	212	212,244
CIM Trust, Series 2017-2, Class A1, 144A	3.227	%(c)	12/25/57	687	686,783
CIM Trust, Series 2017-3, Class A, 144A	3.230%		01/25/57	755	765,905
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.184	%(c)	09/25/47	100	90,638
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.432	%(c)	10/25/28	210	212,472
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.682	%(c)	01/25/29	141	143,148

Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.782	%(c)	07/25/29	120	129,054
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.232	%(c)	10/25/29	190	198,879
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2	3.424	%(c)	01/25/30	490	488,302
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.532	%(c)	10/25/27	570	637,476
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.482	%(c)	11/25/28	250	258,535
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	1.356	%(c)	01/26/37	248	243,144
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	1.356	%(c)	01/26/37	125	113,362
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.232	%(c)	09/01/21	126	126,533
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-5, Class A1, 144A	3.232	%(c)	11/01/21	148	148,011
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	3.232	%(c)	04/01/22	440	441,292
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.232	%(c)	05/01/22	1,833	1,820,471
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.232	%(c)	05/01/22	1,719	1,707,615
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.424	%(c)	05/10/19	800	800,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.394	%(c)	06/10/19	100	99,843
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	2.074	%(c)	07/10/19	450	450,148
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.380	%(c)	12/25/34	393	381,527

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,158,337)					10,278,167

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal National Mortgage Assoc.(hh)	6.625%		11/15/30	55	78,577
Federal National Mortgage Assoc.(hh)	7.125%		01/15/30	80	116,882
Freddie Mac Strips	3.282	%(s)	03/15/31	800	527,348

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $714,909)					722,807

U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bonds	2.250%		11/15/24	2,000	2,015,468
U.S. Treasury Bonds	2.875%		08/15/45	1,000	995,312
U.S. Treasury Bonds	3.000%		02/15/47	265	270,093
U.S. Treasury Notes	1.250%		07/31/23	1,000	957,812
U.S. Treasury Notes	1.500%		07/15/20	340	339,960
U.S. Treasury Notes	1.500%		02/28/23	1,800	1,758,235
U.S. Treasury Notes	1.500%		03/31/23	2,000	1,952,266
U.S. Treasury Notes	1.625%		11/15/22	2,000	1,973,124
U.S. Treasury Notes(hh)	1.625%		04/30/23	2,050	2,012,844
U.S. Treasury Notes	1.625%		05/31/23	3,000	2,943,048
U.S. Treasury Notes	1.750%		05/15/23	1,940	1,916,962
U.S. Treasury Notes	1.875%		07/31/22	1,015	1,017,022
U.S. Treasury Notes	2.000%		08/31/21	2,200	2,224,064
U.S. Treasury Notes	2.000%		10/31/21	2,900	2,929,565

U.S. Treasury Notes	2.000%		02/15/25		1,000	988,750
U.S. Treasury Notes	2.000%		08/15/25		1,000	985,156
U.S. Treasury Notes	2.125%		08/15/21		3,200	3,251,501
U.S. Treasury Notes(k)(hh)	2.125%		09/30/21		8,900	9,039,757
U.S. Treasury Notes	2.125%		12/31/22		2,600	2,628,031
U.S. Treasury Notes	2.125%		02/29/24		1,000	1,003,828
U.S. Treasury Notes	2.125%		07/31/24		1,305	1,306,580
U.S. Treasury Notes	2.125%		05/15/25		5,800	5,777,119
U.S. Treasury Notes	2.250%		02/15/27		450	448,541
U.S. Treasury Strips Coupon	2.763	%(s)	08/15/29		100	73,550
U.S. Treasury Strips Coupon	2.857	%(s)	05/15/31		100	69,472
U.S. Treasury Strips Coupon	3.019	%(s)	11/15/35		200	119,820
U.S. Treasury Strips Coupon	3.177	%(s)	08/15/40		200	100,841

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,932,155)						49,098,721

				Shares
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (cost $23,457)					669	18,641

PREFERRED STOCK — 0.0%
Banks
State Street Corp., Series G, 3.500% (cost $125,000)					5,000	139,200

TOTAL LONG-TERM INVESTMENTS (cost $263,147,081)						265,830,007

SHORT-TERM INVESTMENTS — 10.2%
AFFILIATED MUTUAL FUNDS — 7.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)					19,341,438	19,341,438
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,614,027; includes $1,612,422 of cash collateral for securities on loan)(b)(w)					1,613,769	1,613,930

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,955,465)						20,955,368

	Interest Rate		Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATION — 2.8%
Japan Treasury Discount Bill (cost $8,021,587)	—	%(p)	09/25/17	JPY	900,000	8,164,721

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.2%
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price $125.50					181	130,094

expiring 08/25/17, Strike Price $126.50			100	25,000
expiring 08/25/17, Strike Price $128.50			181	2,828
expiring 08/25/17, Strike Price $129.50			100	1,562
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	100	15,262
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	100	12,001
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		400	9,385
Interest Rate Swaptions,
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		28,760	1,034
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		28,760	44,342
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	4,312
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	131,817
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		3,995	8
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		3,995	13,084

				390,729

Put Options — 0.0%
Interest Rate Swaptions,
Pay a fixed rate of 2.00% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	460	3,673
Pay a fixed rate of 2.07% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	460	3,413
Pay a fixed rate of 2.34% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	700	753
Pay a fixed rate of 2.39% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	700	1,245
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	42,436
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		130	3,885
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	3,867
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		130	354

				59,626

TOTAL OPTIONS PURCHASED (cost $595,594)				450,355

TOTAL SHORT-TERM INVESTMENTS (cost $29,572,646)				29,570,444

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.7% (cost $292,719,727)(x)				295,400,452

OPTIONS WRITTEN* — 0.0%
Call Options — 0.0%
10 Year U.S. Treasury Notes Futures expiring 08/25/17, Strike Price $127.00			362	(45,250)
expiring 08/25/17, Strike Price $128.00			200	(6,250)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	100	(6,580)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	100	(4,461)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		400	(3,234)
Interest Rate Swaptions,
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		28,760	(6,761)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		28,760	(9,102)
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	(21,406)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	(33,996)

				(137,040)

Put Options — 0.0%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	100	(162)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	100	(451)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		400	(7,389)
Interest Rate Swaptions,
Receive a fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	700	(3,985)
Receive a fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	700	(4,255)
Receive a fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	460	(544)
Receive a fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	460	(767)
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		3,995	(442)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	(18,896)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		130	(1,730)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	(7,976)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		130	(730)

				(47,327)

TOTAL OPTIONS WRITTEN (premiums received $352,313)				(184,367)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.7% (cost $292,367,414)	295,216,084
Liabilities in excess of other assets(z) — (1.7)%	(5,045,777)

NET ASSETS — 100.0%	$290,170,307

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,412,202 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,546,793; cash collateral of $1,612,422 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $188,278. The aggregate value of $200,292 is approximately 0.1% of net assets.
(hh)	Represents security, or portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of July 31, 2017
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$293,841,789

Appreciation	2,381,932
Depreciation	(823,269)

Net Unrealized Appreciation	$1,558,663

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
238	2 Year U.S. Treasury Notes	Sep. 2017	$51,484,125	$51,489,813	$5,688
228	5 Year U.S. Treasury Notes	Sep. 2017	26,932,016	26,937,844	5,828
45	10 Year Euro-Bund	Sep. 2017	8,607,288	8,627,211	19,923
75	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	10,119,250	10,128,516	9,266
73	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	12,014,688	12,008,500	(6,188)

					34,517

	Short Positions:
293	10 Year U.S. Treasury Notes	Sep. 2017	36,920,750	36,885,953	34,797
115	20 Year U.S. Treasury Bonds	Sep. 2017	17,613,640	17,591,406	22,234
12	30 Year Euro Buxl	Sep. 2017	2,303,431	2,303,005	426

					57,457

					$91,974

Cash and foreign currency of $178 and a security with a market value of $396,124 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 08/02/17	Citigroup Global Markets	BRL	183	$54,981	$58,703	$3,722
Expiring 08/02/17	UBS AG	BRL	344	102,332	110,289	7,957
Expiring 08/02/17	UBS AG	BRL	170	51,307	54,529	3,222
Expiring 11/03/17	Citigroup Global Markets	BRL	260	81,385	81,973	588
Expiring 11/03/17	Citigroup Global Markets	BRL	253	79,131	79,942	811
Expiring 11/03/17	UBS AG	BRL	223	69,263	70,202	939
Canadian Dollar,
Expiring 10/13/17	UBS AG	CAD	53	41,105	42,523	1,418
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	44,655	68,169	68,603	434
Expiring 10/12/17	Citigroup Global Markets	CLP	36,182	55,110	55,587	477
Expiring 10/12/17	JPMorgan Chase	CLP	29,131	44,700	44,754	54
Czech Koruna,
Expiring 10/06/17	UBS AG	CZK	2,536	113,319	115,671	2,352
Expiring 10/06/17	UBS AG	CZK	2,222	97,670	101,374	3,704
Expiring 10/06/17	UBS AG	CZK	2,222	97,670	101,374	3,704
Expiring 10/06/17	UBS AG	CZK	1,458	65,665	66,503	838
Euro,
Expiring 10/27/17	Goldman Sachs & Co.	EUR	244	289,250	289,917	667
Expiring 10/27/17	UBS AG	EUR	216	255,400	257,400	2,000
Expiring 10/27/17	UBS AG	EUR	97	114,514	115,544	1,030
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	56,070	211,810	219,112	7,302
Expiring 10/20/17	UBS AG	HUF	56,070	211,706	219,111	7,405
Indian Rupee,
Expiring 08/08/17	Citigroup Global Markets	INR	9,459	146,078	147,284	1,206
Expiring 08/08/17	Citigroup Global Markets	INR	6,306	97,243	98,189	946
Expiring 08/08/17	UBS AG	INR	9,459	145,836	147,284	1,448
Indonesian Rupiah,
Expiring 08/21/17	Goldman Sachs & Co.	IDR	7,331,642	547,894	548,946	1,052
Expiring 08/21/17	UBS AG	IDR	493,207	36,925	36,928	3
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	2,542	22,872	23,154	282
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	3,378	181,755	189,472	7,717
Expiring 08/08/17	Citigroup Global Markets	MXN	1,848	99,657	103,643	3,986
Expiring 08/08/17	Goldman Sachs & Co.	MXN	3,429	185,831	192,342	6,511
Expiring 08/08/17	UBS AG	MXN	3,429	185,787	192,342	6,555
Expiring 03/27/18	Citigroup Global Markets	MXN	3,183	160,000	172,197	12,197
New Zealand Dollar,
Expiring 10/13/17	Citigroup Global Markets	NZD	55	39,564	40,897	1,333
Norwegian Krone,
Expiring 10/20/17	Citigroup Global Markets	NOK	47	5,788	5,937	149

Polish Zloty,
Expiring 10/20/17	JPMorgan Chase	PLN	1,347	368,498	374,480	5,982
Russian Ruble,
Expiring 08/25/17	Citigroup Global Markets	RUB	3,162	53,011	52,604	(407)
Expiring 10/06/17	Barclays Capital Group	RUB	13,028	215,865	214,845	(1,020)
Expiring 10/06/17	Citigroup Global Markets	RUB	3,415	57,116	56,319	(797)
Singapore Dollar,
Expiring 08/11/17	Goldman Sachs & Co.	SGD	295	215,886	217,777	1,891
Expiring 08/11/17	UBS AG	SGD	291	209,791	214,923	5,132
South Korean Won,
Expiring 08/21/17	UBS AG	KRW	44,558	39,960	39,824	(136)
Swedish Krona,
Expiring 10/20/17	UBS AG	SEK	1,119	138,403	139,233	830
Expiring 10/20/17	UBS AG	SEK	56	6,746	6,912	166
Thai Baht,
Expiring 08/11/17	Citigroup Global Markets	THB	3,284	98,400	98,708	308
Expiring 08/11/17	Citigroup Global Markets	THB	3,262	97,050	98,040	990
Turkish Lira,
Expiring 09/22/17	UBS AG	TRY	919	250,671	256,938	6,267
Expiring 09/22/17	UBS AG	TRY	250	69,619	69,806	187

				$5,780,733	$5,892,135	111,402

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	281	$213,241	$224,742	$(11,501)
Brazilian Real,
Expiring 08/02/17	Citigroup Global Markets	BRL	253	80,370	81,238	(868)
Expiring 08/02/17	UBS AG	BRL	444	132,840	142,283	(9,443)
British Pound,
Expiring 10/27/17	Citigroup Global Markets	GBP	703	919,664	930,181	(10,517)
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	73,046	109,267	112,221	(2,954)
Expiring 10/12/17	Citigroup Global Markets	CLP	37,222	55,621	57,183	(1,562)
Colombian Peso,
Expiring 10/12/17	Citigroup Global Markets	COP	300,810	96,195	99,869	(3,674)
Expiring 10/12/17	UBS AG	COP	122,069	39,960	40,527	(567)
Euro,
Expiring 10/27/17	Citigroup Global Markets	EUR	368	434,255	437,731	(3,476)
Expiring 10/27/17	JPMorgan Chase	EUR	2,620	3,069,415	3,116,944	(47,529)
Expiring 10/27/17	JPMorgan Chase	EUR	57	66,572	67,664	(1,092)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	374	105,179	105,296	(117)
Expiring 10/20/17	UBS AG	ILS	300	84,282	84,418	(136)
Japanese Yen,
Expiring 09/25/17	Goldman Sachs & Co.	JPY	900,225	8,053,297	8,187,095	(133,798)

Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	6,218	340,649	348,747	(8,098)
Expiring 08/08/17	Citigroup Global Markets	MXN	984	54,153	55,183	(1,030)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	927	51,166	51,991	(825)
New Taiwanese Dollar,
Expiring 08/08/17	UBS AG	TWD	7,108	236,242	235,488	754
Polish Zloty,
Expiring 10/20/17	UBS AG	PLN	239	65,665	66,595	(930)
Singapore Dollar,
Expiring 08/11/17	Citigroup Global Markets	SGD	42	29,974	30,656	(682)
Expiring 08/11/17	UBS AG	SGD	891	646,535	657,770	(11,235)
Expiring 08/11/17	UBS AG	SGD	92	66,392	67,889	(1,497)
Expiring 08/11/17	UBS AG	SGD	71	51,573	52,639	(1,066)
South African Rand,
Expiring 09/22/17	Citigroup Global Markets	ZAR	2,528	186,433	190,116	(3,683)
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	2,528	185,212	190,117	(4,905)
Expiring 09/22/17	UBS AG	ZAR	768	55,935	57,780	(1,845)
South Korean Won,
Expiring 08/21/17	Barclays Capital Group	KRW	91,174	81,591	81,487	104
Expiring 08/21/17	Citigroup Global Markets	KRW	58,344	51,573	52,146	(573)
Swiss Franc,
Expiring 10/27/17	Goldman Sachs & Co.	CHF	177	184,165	183,707	458
Expiring 10/27/17	Goldman Sachs & Co.	CHF	113	120,109	117,558	2,551
Expiring 10/27/17	UBS AG	CHF	133	138,402	138,579	(177)
Expiring 10/27/17	UBS AG	CHF	108	114,514	112,693	1,821
Expiring 10/27/17	UBS AG	CHF	81	84,282	84,462	(180)
Thai Baht,
Expiring 08/11/17	Citigroup Global Markets	THB	3,731	107,945	112,116	(4,171)
Expiring 08/11/17	Citigroup Global Markets	THB	3,076	89,926	92,446	(2,520)
Turkish Lira,
Expiring 09/22/17	Citigroup Global Markets	TRY	206	55,621	57,654	(2,033)
Expiring 09/22/17	UBS AG	TRY	207	55,935	57,904	(1,969)

				$16,514,150	$16,783,115	(268,965)

						$(157,563)

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
04/06/2018	Buy	BRL	149	EUR	41	$(3,287)	Citigroup Global Markets
04/06/2018	Buy	ZAR	684	EUR	43	(1,690)	Goldman Sachs & Co.
08/08/2017	Buy	MXN	1,849	EUR	89	(1,345)	Goldman Sachs & Co.
08/11/2017	Buy	EUR	58	SGD	92	1,038	UBS AG
10/20/2017	Buy	EUR	103	ILS	423	3,338	UBS AG
10/20/2017	Buy	EUR	73	PLN	311	326	Citigroup Global Markets
10/27/2017	Buy	EUR	99	CHF	110	3,914	Goldman Sachs & Co.
10/27/2017	Buy	EUR	99	CHF	109	3,844	Citigroup Global Markets

						$6,138

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	08/31/17	1.500%	46	$67	$—	$67	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/31/17	1.500%	24	36	—	36	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/31/17	1.500%	82	118	—	118	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	97	141	—	141	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	86	126	—	126	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	34	49	—	49	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	08/31/17	1.500%	36	52	—	52	Goldman Sachs & Co.
First Franklin Home Equity	08/31/17	1.500%	7	—	—	—	Goldman Sachs & Co.
GSAMP Home Equity	08/31/17	1.500%	26	38	—	38	Goldman Sachs & Co.
Lehman Home Equity	08/31/17	1.500%	72	105	—	105	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/31/17	1.500%	18	1	—	1	Goldman Sachs & Co.
New Century Home Equity	08/31/17	1.500%	36	54	—	54	Goldman Sachs & Co.
Nomura Home Equity	08/31/17	1.500%	8	11	—	11	Goldman Sachs & Co.
Option One Home Equity	08/31/17	1.500%	37	54	—	54	Goldman Sachs & Co.
Securitized Asset Backed Receivables Trust	08/31/17	1.500%	11	—	—	—	Goldman Sachs & Co.

				$852	$—	$852

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%	185	0.222%	$20,697	$17,647	$(3,050)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection(2):
Petroleo Brasileiro SA	06/20/18	1.000%	220	0.721%	$802	$(16,868)	$17,670	Morgan Stanley
Republic of Italy	09/20/20	1.000%	180	1.047%	(45)	835	(880)	JPMorgan Chase

					$757	$(16,033)	$16,790

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	1,000	$3,561	$(9,794)	$13,355	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%	500	1,781	(30,606)	32,387	Credit Suisse First Boston Corp.

				$5,342	$(40,400)	$45,742

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
558	3 Month LIBOR	EUR	500	3 Month EURIBOR plus 37.00 bps	JPMorgan Chase	10/17/17	$(33,184)	$—	$(33,184)
1,069	3 Month LIBOR	EUR	1,000	(0.484%)	JPMorgan Chase	01/31/21	(110,092)	—	(110,092)
1,079	3 Month LIBOR	EUR	1,000	(0.216%)	JPMorgan Chase	03/21/23	(94,649)	—	(94,649)

							$(237,925)	$—	$(237,925)

Inflation Swap Agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	1,530	07/15/22	3.440%	U.K. Retail Prices Index(2)	$5,439	$9,752	$4,313
GBP	560	07/15/27	3.348%	U.K. Retail Prices Index(1)	—	(504)	(504)
GBP	280	07/15/32	3.513%	U.K. Retail Prices Index(2)	—	4,130	4,130
GBP	305	07/15/37	3.515%	U.K. Retail Prices Index(2)	—	3,996	3,996
GBP	155	07/15/47	3.458%	U.K. Retail Prices Index(1)	(10,150)	(2,653)	7,497
GBP	20	07/15/57	3.334%	U.K. Retail Prices Index(1)	—	(629)	(629)
GBP	80	07/15/57	3.325%	U.K. Retail Prices Index(1)	—	(1,742)	(1,742)

					$(4,711)	$12,350	$17,061

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	3,880	07/07/22	2.460%	6 Month BBSW(2)	$(145)	$6,988	$7,133
AUD	1,115	07/19/27	3.355%	6 Month BBSW(2)	—	140	140
AUD	405	07/19/32	3.130%	6 Month BBSW(2)	(146)	1,070	1,216
BRL	2,357	01/04/21	0.000%	1 Day BROIS(2)	—	22,180	22,180
BRL	4,117	01/04/21	0.000%	1 Day BROIS(1)	—	(8,024)	(8,024)
BRL	4,645	01/04/21	0.000%	1 Day BROIS(1)	—	(15,316)	(15,316)
BRL	2,788	01/04/21	0.000%	1 Day BROIS(2)	—	24,692	24,692
BRL	2,682	01/04/21	0.000%	1 Day BROIS(2)	—	31,473	31,473
BRL	5,492	01/04/21	0.000%	1 Day BROIS(2)	—	67,540	67,540
BRL	1,734	01/02/25	0.000%	1 Day BROIS(2)	—	704	704
BRL	1,930	01/02/25	0.000%	1 Day BROIS(2)	—	7,144	7,144
CAD	8,070	07/26/19	1.605%	3 Month Canadian Bankers Acceptance(2)	886	(3,213)	(4,099)
EUR	200	08/01/19	0.346%	1 Day EONIA(1)	—	(5,459)	(5,459)
EUR	200	09/13/24	(0.104%)	1 Day EONIA(1)	—	7,629	7,629
EUR	1,935	08/15/26	0.634%	1 Day EONIA(1)	—	1,925	1,925
EUR	5,455	08/15/26	0.655%	1 Day EONIA(1)	(1,785)	(6,465)	(4,680)
EUR	215	05/11/27	0.736%	6 Month EURIBOR(1)	2,670	4,138	1,468
EUR	320	05/11/30	0.850%	6 Month EURIBOR(1)	11,952	15,713	3,761
EUR	820	07/04/42	1.416%	1 Day EONIA(2)	(1,631)	(10,257)	(8,626)
EUR	830	07/04/42	1.438%	1 Day EONIA(2)	—	(5,620)	(5,620)
GBP	340	07/06/32	1.933%	6 Month GBP LIBOR(2)	—	3,802	3,802
GBP	410	07/06/42	1.850%	6 Month GBP LIBOR(1)	—	(3,867)	(3,867)
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	—	(12,777)	(12,777)
MXN	15,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(23,519)	(39,528)	(16,009)
MXN	4,125	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(2,976)	11,343	14,319
NZD	3,250	12/15/17	2.125%	3 Month BBR(2)	—	1,629	1,629
	5,960	08/19/17	0.524%	1 Day USOIS(1)	—	12,273	12,273
	22,015	09/09/17	0.539%	1 Day USOIS(1)	2,954	51,780	48,826
	6,930	10/21/17	0.590%	1 Day USOIS(1)	—	18,929	18,929
	7,010	11/01/17	0.639%	1 Day USOIS(1)	—	17,080	17,080
	14,380	11/14/17	0.675%	1 Day USOIS(1)	(1,310)	33,724	35,034
	7,520	11/22/17	0.716%	1 Day USOIS(1)	—	15,839	15,839
	15,360	01/07/18	1.093%	1 Day USOIS(1)	—	2,038	2,038
	74,990	01/31/18	1.278%	1 Day USOIS(1)	—	(2,296)	(2,296)
	5,080	10/07/18	1.253%	1 Day USOIS(1)	—	(2,126)	(2,126)
	7,540	11/17/18	1.080%	1 Day USOIS(1)	—	19,413	19,413
	11,330	11/18/18	0.911%	1 Day USOIS(1)	(650)	48,716	49,366
	8,590	06/30/19	1.487%	1 Day USOIS(1)	(3,246)	(14,598)	(11,352)
	8,820	06/30/19	1.502%	1 Day USOIS(1)	(6,162)	(17,407)	(11,245)
	2,495	04/04/20	— (3)	— (3)	—	(606)	(606)
	210	12/31/21	1.787%	3 Month LIBOR(1)	(734)	443	1,177
	1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	(1,002)	(1,002)
	1,295	04/04/22	— (4)	— (4)	—	257	257
	7,070	05/31/22	2.237%	3 Month LIBOR(1)	(9,014)	(128,335)	(119,321)
	11,915	07/17/22	— (5)	— (5)	725	603	(122)
	295	11/30/22	1.982%	3 Month LIBOR(1)	—	(1,164)	(1,164)
	800	12/31/22	1.405%	3 Month LIBOR(1)	—	21,950	21,950
	70	12/31/22	1.495%	3 Month LIBOR(1)	—	1,588	1,588
	1,025	05/31/23	1.394%	3 Month LIBOR(1)	—	32,562	32,562
	1,025	05/31/23	1.395%	3 Month LIBOR(1)	—	32,498	32,498
	1,395	05/31/23	1.578%	3 Month LIBOR(1)	(1,482)	29,591	31,073
	250	05/31/23	1.584%	3 Month LIBOR(1)	—	5,224	5,224
	1,705	08/15/23	1.406%	3 Month LIBOR(1)	—	50,236	50,236

6,227	11/15/23	2.209%	3 Month LIBOR(1)	—	(87,539)	(87,539)
2,065	02/15/24	2.115%	3 Month LIBOR(1)	5,067	(12,318)	(17,385)
4,274	02/15/24	2.151%	3 Month LIBOR(1)	(4,718)	(35,099)	(30,381)
5,330	02/15/24	2.167%	3 Month LIBOR(1)	(29,054)	(49,172)	(20,118)
4,575	02/15/24	2.183%	3 Month LIBOR(1)	(2,991)	(46,965)	(43,974)
1,095	05/15/24	1.808%	1 Day USOIS(1)	—	(2,322)	(2,322)
340	05/15/24	1.956%	3 Month LIBOR(1)	1,542	2,317	775
1,075	09/01/24	2.117%	3 Month LIBOR(1)	—	(2,659)	(2,659)
3,429	02/15/27	1.824%	1 Day USOIS(1)	38,892	29,770	(9,122)
3,145	02/15/27	1.899%	1 Day USOIS(1)	3,971	6,814	2,843
1,190	02/15/27	1.965%	1 Day USOIS(1)	—	(4,228)	(4,228)
2,100	02/15/27	2.068%	1 Day USOIS(1)	—	(26,229)	(26,229)
1,000	05/08/27	2.309%	3 Month LIBOR(1)	—	(9,362)	(9,362)
1,925	05/03/32	2.434%	3 Month LIBOR(2)	—	10,376	10,376
3,610	02/15/36	2.338%	3 Month LIBOR(2)	(21,793)	(88,779)	(66,986)
1,525	05/03/37	2.508%	3 Month LIBOR(1)	—	(6,344)	(6,344)
305	02/15/42	1.369%	1 Day USOIS(1)	—	46,806	46,806
205	09/27/46	1.380%	1 Day USOIS(1)	—	34,858	34,858
205	04/09/48	2.545%	3 Month LIBOR(1)	—	1,949	1,949
190	05/08/48	2.627%	3 Month LIBOR(1)	—	(1,425)	(1,425)

				$(42,697)	$85,243	$127,940

Securities with a combined market value of $2,293,264 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreement outstanding at July 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement :
Credit Suisse First Boston Corp.	01/12/41	436	Pay fixed rate payments on the IOS.FN.450 Index and receive variable payments based on 1 Month LIBOR	$(1,346)	$(1,336)	$(10)

(1)	Upfront/recurring fees or commissions, as applicable, are included in net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,003,082	$—
Collateralized Loan Obligations	—	43,278,543	1,750,000
Consumer Loans	—	2,961,685	200,408
Home Equity Loans	—	4,799,015	—
Residential Mortgage-Backed Securities	—	5,015,959	550,000
Student Loans	—	74,926	—
Bank Loans	—	675,719	—
Commercial Mortgage-Backed Securities	—	35,807,609	1,110,942
Corporate Bonds	—	93,221,977	—
Foreign Government Bonds	—	13,919,766	—
Municipal Bonds	—	202,840	—
Residential Mortgage-Backed Securities	—	9,478,167	800,000
U.S. Government Agency Obligations	—	722,807	—
U.S. Treasury Obligations	—	49,098,721	—
Common Stock	18,641	—	—
Preferred Stock	139,200	—	—
Affiliated Mutual Funds	20,955,368	—	—
Foreign Treasury Obligation	—	8,164,721	—
Options Purchased	159,484	290,871	—
Options Written	(51,500)	(132,867)	—
Other Financial Instruments*
Futures Contracts	91,974	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(157,563)	—
OTC Cross Currency Exchange Contracts	—	6,138	—
Centrally Cleared Credit Default Swap Agreements	—	(3,050)	—
OTC Credit Default Swap Agreements	—	6,099	852
OTC Currency Swap Agreements	—	(237,925)	—
Centrally Cleared Inflation Swap Agreements	—	17,061	—
Centrally Cleared Interest Rate Swap Agreements	—	127,940	—
OTC Total Return Swap Agreement	—	(1,346)	—

Total	$21,313,167	$269,340,895	$4,412,202

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Consumer Loans	Asset-Backed Securities- Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/16	$4,096,553	$100,012	$1,503,914	$594,000	$—	$—	$—	$(464)
Realized gain (loss)	14,725	—	10,418	3,652	—	—	—	—	***
Change in unrealized appreciation (depreciation)**	10,074	448	2,036	3,000	—	—	852	464
Purchases/Exchanges/Issuances	1,750,000	199,959	550,000	—	1,110,942	800,000	—	—
Sales/Paydowns	(823,552)	—	(1,329,168)	(600,750)	—	—	—	—
Accrued discount/premium	—	1	2,800	98	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	(3,297,800)	(100,012)	(190,000)	—	—	—	—	—

Balance as of 07/31/17	$1,750,000	$200,408	$550,000	$—	$1,110,942	$800,000	$852	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $1,300 was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $1,632.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$1,250,000	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities-Collateralized Loan Obligations	500,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Consumer Loans	200,408	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	550,000	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	1,110,942	Pricing at Cost	Unadjusted Purchase Price
Credit Default Swap Agreements	852	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	800,000	Market Approach	Single Broker Indicative Quote

	$4,412,202

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$500,000	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities-Collateralized Loan Obligations	$2,797,800	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities-Consumer Loans	$100,012	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities-Residential Mortgage-Backed Securities	$190,000	L3 to L2	Cost to Evaluated Bid

Prudential Total Return Bond Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.3%
ASSET-BACKED SECURITIES — 21.2%
Automobiles — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21		13,600	$13,670,968
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22		6,500	6,555,481
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20		2,671	2,674,193
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	1.576	%(c)	08/15/19		26,000	26,002,223
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21		42,400	42,507,060
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22		18,400	18,424,731
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21		6,678	6,683,434
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20		31,952	31,930,483

						148,448,573

Collateralized Loan Obligations — 16.1%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	3.004	%(c)	01/15/28		62,500	62,567,963
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.794	%(c)	10/15/28		4,250	4,284,581
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.744	%(c)	04/28/26		14,800	14,836,041
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A	2.574	%(c)	07/15/30		140,561	140,561,000
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A	2.964	%(c)	07/28/28		68,500	68,987,014
Apidos CLO (Cayman Islands), Series 2014-19A, Class A1R, 144A	2.504	%(c)	10/17/26		25,000	25,043,510
Ares XL CLO Ltd. (Cayman Islands), Series 2016-40A, Class A2, 144A	2.954	%(c)	10/15/27		29,100	29,509,111
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.404	%(c)	04/15/25		4,017	4,020,552
Ares XXXIX CLO Ltd. (Cayman Islands), Series 2016-39A, Class A, 144A	2.834	%(c)	07/18/28		64,750	65,106,837
Armada Euro CLO DAC (Ireland), Series 1A, Class A	0.930	%(c)	10/24/30	EUR	43,500	51,495,135
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	2.553	%(c)	07/15/29		35,900	35,900,000
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A	2.607	%(c)	01/16/30		69,250	69,249,446
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.682	%(c)	02/17/26		32,750	32,749,578
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 144A	2.295	%(c)	02/17/26		40,000	40,000,000
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A	2.564	%(c)	07/16/29		41,750	41,780,077
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.764	%(c)	07/17/26		6,500	6,510,052
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.621	%(c)	08/05/27		29,500	29,636,157
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.894	%(c)	10/15/28		78,750	80,084,757
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.453	%(c)	10/22/25		32,820	32,837,654

Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.474	%(c)	04/17/26	10,000	10,003,302
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A	2.484	%(c)	10/17/26	51,775	51,800,810
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A	2.494	%(c)	10/17/26	53,450	53,476,260
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.863	%(c)	01/24/29	61,700	61,801,712
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.927	%(c)	01/20/28	31,500	31,690,225
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A	2.507	%(c)	10/20/26	85,000	85,283,483
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-VA, Class B1R, 144A	2.957	%(c)	10/20/26	2,750	2,751,160
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.834	%(c)	07/18/27	4,150	4,170,737
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.454	%(c)	04/17/25	15,036	15,054,478
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	3.054	%(c)	04/17/25	14,500	14,502,709
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.467	%(c)	07/27/26	70,000	70,088,389
Carlyle US CLO LTD. (Cayman Islands), Series 2017-2A, Class A1B, 144A	2.552	%(c)	07/20/31	35,000	34,988,205
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.857	%(c)	04/20/26	14,300	14,321,753
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.704	%(c)	10/18/26	31,000	30,990,189
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.863	%(c)	04/22/27	76,250	76,367,318
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.504	%(c)	07/15/26	50,000	50,092,540
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.754	%(c)	07/15/26	10,250	10,260,179
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.484	%(c)	10/15/26	25,000	24,979,263
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.854	%(c)	04/18/27	59,200	59,331,312
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class B, 144A	3.734	%(c)	04/18/27	21,250	21,272,434
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.474	%(c)	10/15/26	75,000	75,037,005
Guggenheim 5180-2 CLO LP, Series 2015-1A, Class A1, 144A	2.889	%(c)	11/25/27	88,250	88,349,731
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.621	%(c)	05/05/27	73,000	73,116,654
HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A	2.395	%(c)	05/07/30	16,000	15,846,030
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.457	%(c)	04/20/26	35,070	35,024,381
ICG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A	2.597	%(c)	10/23/29	70,000	70,000,000
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.844	%(c)	04/15/27	25,000	25,037,300
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.807	%(c)	07/20/27	15,000	14,999,138
KKR Financial CLO Ltd. (Cayman Islands), Series 18, Class A, 144A	2.587	%(c)	07/18/30	167,750	167,666,125

KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482	%(c)	05/15/26	65,000	65,014,866
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.484	%(c)	07/15/26	12,000	12,033,365
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.504	%(c)	10/15/26	100,000	100,049,990
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.424	%(c)	01/18/27	17,850	17,881,223
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	3.057	%(c)	04/20/28	33,300	33,501,245
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.764	%(c)	07/15/27	43,600	43,668,840
Ocean Trails CLO (Cayman Islands), Series 2013-4A, Class A, 144A	2.482	%(c)	08/13/25	13,500	13,503,877
Ocean Trails CLO (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.994	%(c)	07/15/28	39,000	39,276,233
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561	%(c)	07/15/30	58,900	58,819,071
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.751	%(c)	10/30/27	55,250	55,426,728
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.463	%(c)	07/22/25	2,800	2,801,787
OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.797	%(c)	01/20/29	90,000	91,037,052
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472	%(c)	05/21/29	65,000	64,998,297
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.577	%(c)	07/20/30	123,500	123,437,509
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.794	%(c)	12/20/28	53,000	53,074,433
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	4,900	4,913,745
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A	2.319	%(c)	05/07/26	75,000	75,033,922
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A^	2.582	%(c)	08/15/30	159,750	159,750,000
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.797	%(c)	07/20/30	50,000	50,036,530
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.957	%(c)	07/20/28	35,000	35,442,558
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.967	%(c)	10/20/28	5,500	5,561,172
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class A, 144A	2.843	%(c)	01/23/29	53,875	54,169,244
Sound Point CLO XVI Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A	2.567	%(c)	07/25/30	60,000	60,175,638
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A	2.571	%(c)	07/17/27	40,000	40,000,000
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	2.754	%(c)	01/15/26	40,300	40,516,145
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.807	%(c)	07/20/27	30,000	30,013,734
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	3.007	%(c)	07/20/28	52,600	52,821,136
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.854	%(c)	01/15/29	127,250	128,514,674
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A	2.655	%(c)	07/25/29	65,000	65,036,114

Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.424	%(c)	07/15/25	38,165	38,284,182
Venture CLO Ltd. (Cayman Islands), Series 2017-27RA, Class A, 144A	2.481	%(c)	07/21/30	19,200	19,013,351
Vibrant CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A	2.957	%(c)	07/20/28	50,000	50,301,400
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.444	%(c)	04/15/24	7,470	7,474,744
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.464	%(c)	04/25/25	2,977	2,978,926
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.527	%(c)	04/20/26	60,000	59,985,780
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.957	%(c)	10/20/28	41,250	41,499,699
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431	%(c)	04/20/29	70,000	70,008,701
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.711	%(c)	10/30/23	8,150	8,152,646
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339	%(c)	11/07/25	10,000	10,003,160
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.837	%(c)	07/20/28	11,000	11,060,502
Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A^	2.357	%(c)	07/20/27	8,600	8,600,000
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572	%(c)	07/15/29	74,130	74,152,417

					4,101,486,923

Consumer Loans — 1.4%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25	10,500	10,562,985
Lendmark Funding Trust, Series 2017-1A, Class A, 144A^	2.830%		12/22/25	21,900	21,944,724
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	6,410	6,467,225
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	5,283	5,333,491
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	32,235	32,268,645
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	28,300	28,951,143
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	19,900	20,303,449
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	37,679	37,865,756
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	14,500	14,646,302
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	52,791	53,112,111
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	54,942	55,406,134
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,250	3,278,361
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,083,674
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680%		07/15/30	59,100	59,438,477
Springleaf Funding Trust, Series 2017-AA, Class B, 144A	3.100%		07/15/30	8,262	8,253,388

					363,915,865

Credit Cards — 0.0%
American Express Credit Account Master Trust, Series 2013-1, Class B	1.926	%(c)	02/16/21	2,000	2,008,147

Home Equity Loans — 1.1%
ABFC Trust, Series 2003-OPT1, Class A1	1.872	%(c)	04/25/33	5,005	4,899,862

ABFC Trust, Series 2003-WMC1, Class M1	2.207	%(c)	06/25/33	495	477,772
ABFC Trust, Series 2004-OPT1, Class M1	2.282	%(c)	08/25/33	363	353,390
ABFC Trust, Series 2004-OPT5, Class A4	2.482	%(c)	06/25/34	2,142	2,090,763
ABFC Trust, Series 2005-AQ1, Class A4	4.794	%(c)	01/25/34	1,675	1,722,919
ABFC Trust, Series 2005-HE2, Class M2	1.982	%(c)	06/25/35	505	507,011
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.932	%(c)	01/25/35	348	344,189
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	2.207	%(c)	11/25/33	774	759,053
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	2.282	%(c)	12/25/33	967	929,734
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	2.132	%(c)	09/25/33	249	244,277
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1	2.132	%(c)	12/25/34	6,869	6,520,365
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	2.012	%(c)	04/25/34	10,313	10,053,305
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	1.702	%(c)	08/25/35	295	294,388
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	2.252	%(c)	04/25/34	965	933,649
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	1.992	%(c)	12/25/33	1,075	1,072,117
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	1.932	%(c)	11/25/33	74	66,839
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2001-2, Class M3	4.157	%(c)	10/25/31	69	72,954
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	2.582	%(c)	02/25/33	1,911	1,889,637
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.199	%(c)	04/25/33	2,652	2,666,793
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	2.282	%(c)	10/25/33	4,171	4,097,476
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.972	%(c)	12/25/33	1,322	1,272,992
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-IA1, Class M1	2.432	%(c)	09/25/34	7,011	6,889,416
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4	6.857	%(c)	09/25/33	600	561,368
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W7, Class M1	2.267	%(c)	03/25/34	519	497,569
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	2.267	%(c)	01/25/34	1,406	1,367,799
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1	2.312	%(c)	01/25/34	1,484	1,449,906
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2	3.707	%(c)	01/25/34	96	96,262
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403	%(c)	04/25/34	403	406,688
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	2.057	%(c)	05/25/34	291	282,107
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	1.592	%(c)	10/25/35	1,315	1,311,431

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	2.471	%(c)	06/15/33	1,202	1,187,404
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1	2.471	%(c)	08/15/33	1,451	1,436,024
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M1	2.351	%(c)	09/15/33	2,236	2,201,794
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	2.276	%(c)	01/15/34	3,509	3,434,281
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	2.042	%(c)	06/25/34	7,887	7,530,233
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	2.132	%(c)	08/25/34	6,455	6,247,249
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	2.177	%(c)	09/25/34	1,123	1,120,119
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	2.282	%(c)	12/25/34	1,930	1,843,227
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1	2.207	%(c)	12/25/34	2,426	2,373,202
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	1.997	%(c)	07/25/35	49	48,768
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1	2.207	%(c)	09/25/34	345	320,364
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	2.252	%(c)	06/25/34	4,100	3,990,907
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	2.132	%(c)	08/25/34	4,383	4,227,182
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.807	%(c)	12/25/34	5,693	5,793,979
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE5, Class M2	2.267	%(c)	06/25/35	5,688	5,713,691
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A2	1.432	%(c)	04/25/37	231	257,064
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	2.432	%(c)	10/25/32	69	68,619
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	2.132	%(c)	03/25/34	1,699	1,639,583
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.957	%(c)	04/25/34	849	846,933
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	2.087	%(c)	07/25/34	2,777	2,679,265
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	2.207	%(c)	03/25/34	5,678	5,583,170
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	2.327	%(c)	03/25/32	646	642,711
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	3.032	%(c)	03/25/32	3,222	3,192,773
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	3.482	%(c)	08/25/32	9	8,483
CSMC, 144A, Series 2017-6R^	2.722	%(c)	03/06/47	53,125	53,125,000
GSAA Trust, Series 2006-7, Class AF2	5.995	%(c)	03/25/46	1,093	779,320
Home Equity Asset Trust, Series 2002-4, Class M1	2.732	%(c)	03/25/33	3,074	3,057,072
Home Equity Asset Trust, Series 2003-3, Class M1	2.522	%(c)	08/25/33	1,391	1,370,184
Home Equity Asset Trust, Series 2003-4, Class M1	2.432	%(c)	10/25/33	1,445	1,423,559
Home Equity Asset Trust, Series 2003-5, Class M1	2.282	%(c)	12/25/33	104	104,734
Home Equity Asset Trust, Series 2003-6, Class M1	2.282	%(c)	02/25/34	2,843	2,783,385
Home Equity Asset Trust, Series 2004-2, Class M1	2.027	%(c)	07/25/34	2,079	2,034,638
Home Equity Asset Trust, Series 2004-7, Class M1	2.162	%(c)	01/25/35	796	782,311
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	2.057	%(c)	03/25/35	534	534,553
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	2.728	%(c)	11/20/36	138	138,552
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class M2	3.728	%(c)	11/20/36	5,000	4,986,053

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	1.892	%(c)	09/25/35	1,559	1,531,023
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	4.007	%(c)	12/25/32	843	849,237
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	2.012	%(c)	02/25/34	643	643,760
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	2.057	%(c)	10/25/34	5,691	5,483,552
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.952	%(c)	12/25/34	2,208	2,078,572
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	2.232	%(c)	08/25/32	3,591	3,532,784
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	1.952	%(c)	07/25/34	707	696,063
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.432	%(c)	05/25/33	907	899,107
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	2.507	%(c)	04/25/33	106	104,969
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class A4	2.032	%(c)	03/25/34	483	459,067
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	2.087	%(c)	03/25/34	5,901	5,736,900
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	2.132	%(c)	05/25/34	7,798	7,529,778
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	2.177	%(c)	06/25/34	840	819,376
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	2.292	%(c)	09/25/34	663	648,704
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	2.192	%(c)	09/25/34	5,000	4,856,353
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.282	%(c)	12/27/33	858	836,229
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	2.102	%(c)	11/25/34	3,009	2,833,004
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC3, Class M2	2.027	%(c)	01/25/35	4,907	4,659,196
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	1.992	%(c)	01/25/35	2,930	2,897,975
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	1.907	%(c)	03/25/35	3,000	2,971,532
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	2.582	%(c)	03/25/33	4,052	4,035,862
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	2.357	%(c)	05/25/32	68	68,388
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	2.642	%(c)	10/25/32	1,890	1,882,441
New Century Home Equity Loan Trust, Series 2003-4, Class M1	2.357	%(c)	10/25/33	5,061	4,950,060
New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A	1.952	%(c)	10/25/33	2,005	1,942,746
New Century Home Equity Loan Trust, Series 2004-1, Class M1	2.117	%(c)	05/25/34	727	699,705
New Century Home Equity Loan Trust, Series 2004-3, Class M1	2.162	%(c)	11/25/34	538	511,782
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.997	%(c)	02/25/35	1,016	977,464
Option One Mortgage Loan Trust, Series 2004-1, Class M1	2.132	%(c)	01/25/34	3,651	3,461,288

Renaissance Home Equity Loan Trust, Series 2004-1, Class AV3	2.172	%(c)	05/25/34	5,613	5,302,694
Residential Asset Securities Corp. Trust, Series 2004-KS1, Class AI5	5.472	%(c)	02/25/34	308	315,541
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	2.012	%(c)	02/25/34	663	651,570
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.997	%(c)	02/25/35	1,362	1,307,305
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	2.582	%(c)	04/25/33	301	299,168
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	1.532	%(c)	04/25/34	351	342,900

					264,454,512

Other — 0.0%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	416	418,014

Residential Mortgage-Backed Securities — 1.9%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	2.177	%(c)	07/25/35	2,605	2,612,820
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	1.922	%(c)	04/25/34	2,053	2,049,774
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	2.192	%(c)	09/25/34	1,911	1,917,524
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	1.562	%(c)	01/25/36	90	89,486
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	2.232	%(c)	11/25/32	348	345,098
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598	%(c)	09/29/31	8,909	8,963,062
Chase Funding Trust, Series 2002-2, Class 1A5	6.333	%(c)	04/25/32	536	548,496
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.582	%(c)	10/25/37	108,534	107,776,163
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	1.907	%(c)	05/25/35	1,082	1,082,625
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2	1.602	%(c)	01/25/36	1,360	1,359,610
Countrywide Asset-Backed Certificates, Series 2002-3, Class 2A1	1.892	%(c)	06/25/32	2,676	2,620,272
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	1.932	%(c)	12/25/33	1,366	1,316,558
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	1.652	%(c)	08/25/34	13,346	12,622,595
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5	5.027	%(c)	04/25/35	1,061	1,060,541
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.982	%(c)	02/25/34	1,526	1,470,475
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	2.282	%(c)	11/25/34	2,738	2,706,703
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class M3	1.732	%(c)	01/25/36	6,475	6,345,927
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	1.402	%(c)	06/25/37	737	730,634
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.201	%(c)	12/26/46	75,738	76,050,434
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB5, Class M1	2.147	%(c)	01/25/34	3,456	3,364,689

Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB8, Class M1	2.027	%(c)	12/25/35	3,274	3,260,732
CWABS, Inc. Asset-Backed Certificates Trust, Series 2003-5, Class AF5	5.258	%(c)	02/25/34	1,773	1,808,771
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A	1.692	%(c)	09/25/34	1,156	1,153,299
CWABS Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1	1.772	%(c)	12/25/34	4,125	3,997,962
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4	2.132	%(c)	11/25/34	797	791,675
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	2.012	%(c)	11/25/34	882	875,015
Encore Credit Receivables Trust, Series 2005-1, Class M1	1.892	%(c)	07/25/35	4,785	4,737,282
Encore Credit Receivables Trust, Series 2005-3, Class M3	1.997	%(c)	10/25/35	10,000	9,853,618
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.668	%(c)	07/25/34	100	99,050
FBR Securitization Trust, Series 2005-2, Class M1	1.952	%(c)	09/25/35	457	457,100
FFMLT Trust, Series 2005-FF2, Class M4	2.117	%(c)	03/25/35	1,857	1,848,654
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	2.057	%(c)	08/25/34	2,290	2,181,355
First Franklin Mortgage Loan Trust, Series 2003-FFH2, Class M1B	2.207	%(c)	02/25/34	2,531	2,466,291
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	1.952	%(c)	04/25/35	924	925,146
Fremont Home Loan Trust, Series 2003-B, Class M1	2.282	%(c)	12/25/33	7,493	7,352,226
Fremont Home Loan Trust, Series 2004-2, Class M1	2.087	%(c)	07/25/34	8,121	7,774,165
Fremont Home Loan Trust, Series 2004-C, Class M1	2.207	%(c)	08/25/34	2,126	2,070,185
GSAMP Trust, Series 2003-HE2, Class A2	1.872	%(c)	08/25/33	12,598	12,009,431
GSAMP Trust, Series 2004-AR1, Class M1	2.207	%(c)	06/25/34	4,511	4,412,762
GSAMP Trust, Series 2004-FM1, Class M1	2.207	%(c)	11/25/33	604	596,527
GSAMP Trust, Series 2004-FM2, Class M1	1.982	%(c)	01/25/34	1,630	1,590,695
GSAMP Trust, Series 2004-HE2, Class M1	2.207	%(c)	09/25/34	2,560	2,539,035
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.852	%(c)	08/25/33	5,748	5,627,144
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.982	%(c)	02/25/34	909	905,514
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	2.027	%(c)	06/25/34	310	301,625
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	1.792	%(c)	10/25/34	14	13,029
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	1.752	%(c)	06/25/35	824	798,690
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	1.952	%(c)	06/25/35	740	710,766
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	3.077	%(c)	01/25/35	3,194	3,220,352
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	2.132	%(c)	07/25/34	4,151	3,973,601
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	2.162	%(c)	06/25/34	610	595,104
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	2.147	%(c)	07/25/34	8,795	8,599,763
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	2.162	%(c)	03/25/36	299	299,492
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	2.177	%(c)	02/25/35	222	222,604
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3	1.967	%(c)	03/25/35	13,319	13,284,254

Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A	5.739	%(c)	12/25/33	721	751,356
Saxon Asset Securities Trust, Series 2005-3, Class M1	1.692	%(c)	11/25/35	106	105,600
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	2.357	%(c)	06/25/34	809	793,095
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	2.132	%(c)	11/25/34	469	449,789
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2	1.772	%(c)	05/25/35	390	364,950
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	2.057	%(c)	05/25/35	1,468	1,440,333
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class A2C	2.232	%(c)	07/25/35	800	789,276
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	2.162	%(c)	07/25/35	2,603	2,558,598
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	2.182	%(c)	07/25/33	1,261	1,226,361
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	2.232	%(c)	10/25/33	1,449	1,429,425
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	2.132	%(c)	08/25/33	357	350,134
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A	2.182	%(c)	08/25/33	11,383	11,100,782
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	2.032	%(c)	02/25/34	22,820	22,152,307
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	2.032	%(c)	04/25/34	854	848,981
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	2.032	%(c)	07/25/34	2,824	2,793,625
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	2.432	%(c)	08/25/34	2,510	2,367,064
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	2.232	%(c)	09/25/34	1,599	1,555,177
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	2.172	%(c)	09/25/34	1,412	1,362,629
Structured Asset Investment Loan Trust, Series 2005-6, Class M2	2.012	%(c)	07/25/35	17,361	17,076,515
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	1.967	%(c)	08/25/35	5,971	5,954,012
Structured Asset Investment Loan Trust, Series 2006-2, Class A3	1.412	%(c)	04/25/36	4,227	4,129,692
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 144A	3.492	%(c)	11/25/60	22,127	23,076,680
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500	%(c)	10/25/46	17,957	17,971,642
VOLT LVII LLC, Series 2017-NPl4, Class A1, 144A	3.375	%(c)	04/25/47	10,309	10,346,829
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(c)	04/25/59	13,208	13,268,916

					490,650,168

Small Business Loans — 0.0%
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21	26	26,714
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	24	25,814

					52,528

Student Loans — 0.1%
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 144A	3.082	%(c)	10/27/36	8,138	8,354,316

Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.632	%(c)	01/25/41		7,593	7,717,407

						16,071,723

TOTAL ASSET-BACKED SECURITIES (cost $5,345,387,160)						5,387,506,453

BANK LOANS(c) — 0.8%
Chemicals — 0.0%
Avantor Performance Materials Holding	5.240%		03/11/24		4,115	4,135,261
OXEA Finance & CY SCA (Luxembourg)	4.500%		01/15/20	EUR	1,585	1,851,899

						5,987,160

Consumer — 0.1%
Motor Fuel Group Ltd. (United Kingdom)	4.807%		07/18/22	GBP	10,000	13,383,668

Diversified Manufacturing — 0.0%
CeramTec GmbH (Germany)^	3.750%		08/28/20	EUR	560	666,762
CeramTec GmbH (Germany)^	3.750%		08/30/20	EUR	1,840	2,192,106

						2,858,868

Electric — 0.1%
Lightstone Holdco LLC	5.811%		01/30/24		12,966	12,806,306

Gaming — 0.1%
Sky Betting & Gaming Ltd. (United Kingdom)	4.250%		07/31/24	GBP	12,400	16,524,171

Health Care & Pharmaceutical — 0.0%
Valeant Pharmaceuticals International, Inc. (Canada)	5.980%		04/01/22		3,152	3,209,263

Hotels, Resorts & Cruise Lines — 0.0%
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.502%		03/03/24	GBP	9,000	12,008,194

Retail — 0.2%
Euro Garages Ltd. (United Kingdom)	5.000%		01/30/23	GBP	36,500	48,579,501

Retailers — 0.1%
Douglas Holding AG (France)	3.750%		08/12/22	EUR	6,000	7,136,814
Rite Aid Corp.	5.115%		06/21/21		10,600	10,624,295

						17,761,109

Software — 0.0%
Infor US, Inc.	4.046%		02/01/22		4,492	4,482,941

Technology — 0.2%
Action Nederland BV	3.500%		02/25/22	EUR	12,599	15,095,658
BMC Software Finance, Inc.	1.150%		09/12/22		6,197	6,230,712
Dell International LLC	3.299%		12/31/18		22,000	22,015,708
Dell International LLC	3.470%		09/07/21		9,747	9,757,274

						53,099,352

Telecommunications — 0.0%
LTS Buyer LLC	4.486%		04/13/20		2,649	2,655,630

TOTAL BANK LOANS (cost $189,616,578)						193,356,163

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37		26,068	26,873,567

Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462%		05/15/49	7,683	7,342,486
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	1,068	1,069,792
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM	5.772	%(c)	02/10/51	12,514	12,568,883
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49	5,200	5,156,875
BANK, Series 2017-BNK5, Class A4	3.131%		06/15/60	92,900	93,101,974
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	70,950	71,871,137
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	31,000	31,863,548
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36	17,450	17,110,960
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36	6,970	6,822,566
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36	5,770	5,642,164
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.609	%(c)	08/14/36	21,720	20,963,379
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.609	%(c)	08/14/36	13,900	12,484,908
CD Commercial Mortgage Trust, Series 2017-CD4, Class A3	3.248%		05/10/50	60,000	60,988,854
CD Commercial Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50	79,475	80,029,044
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4	3.572%		06/15/50	20,000	20,526,254
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 144A	3.080	%(c)	11/15/31	7,716	7,720,778
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	11,690	12,208,335
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	10,000	10,302,587
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	36,255	38,191,920
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XB, IO	0.053	%(c)	09/15/48	58,898	200,795
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	30,200	30,617,144
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	7,150	7,288,790
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%		12/10/49	40,000	41,320,008
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%		04/14/50	32,600	33,557,628
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(c)	11/10/31	40,376	39,789,599
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(c)	11/10/31	15,000	14,524,743
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4	3.762%		02/10/49	24,141	25,389,014
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	2,992,594
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,213	9,376,877
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.659	%(c)	01/10/46	59,603	2,817,801
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	12,950,795
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,585,848
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	48,200	50,805,041
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	14,000	14,371,595
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	27,640	28,800,557
Commercial Mortgage Trust, Series 2015-CR27, Class A4	3.612%		10/10/48	50,000	52,073,065
Commercial Mortgage Trust, Series 2015-DC1, Class XA, IO	1.166	%(c)	02/10/48	124,467	7,261,096
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	7,900	8,285,126
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	29,800	31,501,696

Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	43,000	42,224,860
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	19,275	20,248,671
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	50,425	52,837,922
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250%		08/15/48	86,961	1,424,326
CSMC Trust, Series 2016-NXSR, Class A4	3.795	%(c)	12/15/49	17,945	18,791,938
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	57,450	55,868,516
DBJPM Mortgage Trust, Series 2017-C6, Class A4	3.071%		06/10/50	61,475	61,562,411
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $22,033,201; purchased 12/09/16)(f)	3.808	%(c)	12/10/36	23,405	23,439,139
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $19,897,327; purchased 12/09/16)(f)	3.808	%(c)	12/10/36	22,177	21,093,257
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(c)	09/10/35	30,650	31,120,766
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	%(c)	01/25/25	11,400	11,591,519
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.968	%(c)	01/25/20	248,281	5,007,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.052	%(c)	04/25/20	17,253	406,575
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.542	%(c)	06/25/20	145,994	5,427,383
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.317	%(c)	08/25/20	3,165	106,250
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.191	%(c)	04/25/21	12,232	461,747
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.603	%(c)	07/25/21	1,381	73,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.683	%(c)	03/25/22	128,064	8,208,477
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.433	%(c)	05/25/22	46,991	2,656,528
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.472	%(c)	06/25/22	216,814	12,862,883
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.869	%(c)	09/25/22	113,015	4,112,219
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.875	%(c)	10/25/22	29,707	1,115,561
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class X1, IO	1.021	%(c)	11/25/22	177,340	7,852,828
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.811	%(c)	01/25/23	263,592	9,443,964
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class X1, IO	0.112	%(c)	05/25/23	249,295	1,549,542
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.181	%(c)	03/25/24	157,898	10,055,097
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.547	%(c)	12/25/24	76,453	2,631,005
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.753	%(c)	01/25/25	444,943	20,591,918
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.674	%(c)	11/25/25	311,824	13,965,653
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.892	%(c)	12/25/25	139,280	8,623,734
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	%(c)	03/25/26	93,050	8,983,175
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class XAM, IO	0.815	%(c)	08/25/26	59,334	3,857,541

FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.451	%(c)	02/25/18	10,014	40,979
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.022	%(c)	05/25/18	8,601	87,744
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.741	%(c)	05/25/19	29,399	705,081
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.687	%(c)	07/25/19	45,594	1,122,980
FHLMC Multifamily Structured Pass-Through Certificates, Series K718, Class X1, IO	0.645	%(c)	01/25/22	290,632	7,168,767
FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class X1, IO	0.883	%(c)	07/25/49	156,070	7,696,918
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.307	%(c)	06/25/21	1,970	76,159
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.317	%(c)	02/25/32	30,050	4,738,312
FHLMC Multifamily Structured Pass-Through Certificates, Series Q002, Class XA, IO	1.203	%(c)	07/25/33	38,761	3,329,381
Freddie Mac Mortgage Trust, Series 2013-K27, Class X2A, IO, 144A	0.100%		01/25/46	1,315,661	5,781,805
Freddie Mac Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100%		10/25/46	1,195,241	5,397,348
GE Business Loan Trust, Series 2007-1A, Class A, 144A	1.396	%(c)	04/16/35	1,688	1,621,339
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.410	%(c)	11/10/46	35,693	1,644,651
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	11,400	11,545,927
GS Mortgage Securities Trust, Series 2013-GCJ14, Class XA, IO	0.746	%(c)	08/10/46	217,349	6,777,800
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(c)	06/10/47	37,110	814,668
GS Mortgage Securities Trust, Series 2015-GC28, Class XB, IO	0.347	%(c)	02/10/48	43,393	1,078,776
GS Mortgage Securities Trust, Series 2015-GC32, Class XB, IO	0.010	%(c)	07/10/48	60,188	38,749
GS Mortgage Securities Trust, Series 2017-GS5, Class A3	3.409%		03/10/50	46,400	47,705,176
GS Mortgage Securities Trust, Series 2017-GS6, Class A2	3.164%		05/10/50	70,600	71,148,378
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195	%(c)	03/05/23	525,000	6,543,967
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	%(c)	06/15/34	23,725	24,471,882
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,546,683
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	10,195,100
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class XA, IO	0.834	%(c)	09/15/47	76,151	2,517,866
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,040	8,199,536
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	7,800	8,057,532
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XB, IO	0.100	%(c)	11/15/47	51,813	494,576
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%		01/15/48	11,650	11,895,893
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	35,300	35,949,322
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.936	%(c)	05/15/48	51,865	1,893,121
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XB, IO	0.279	%(c)	11/15/48	57,408	1,268,074

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A4	3.195%		09/15/50	70,600	71,139,165
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XB, IO	0.661	%(c)	06/15/49	44,639	2,233,758
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	53,000	52,455,266
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	42,175	43,486,642
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	9,932	9,946,465
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,146	1,161,541
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	42	41,578
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	4,037,023
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	11,174,482
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,091,186
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	5,042	5,212,876
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class B, 144A	2.959	%(c)	05/15/28	40,000	39,884,036
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class XCP, IO, 144A	0.597	%(c)	01/15/18	720,000	1,946,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	40,000	38,712,300
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A4, 144A	3.390%		03/10/50	8,500	8,612,623
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.514	%(c)	08/15/45	45,036	2,642,155
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,139,585
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,449,802
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,967,248
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	8,425	8,709,745
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.818	%(c)	05/15/48	167,618	8,101,850
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	37,300	38,968,589
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	37,200	36,494,681
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	42,000	41,171,890
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.974	%(c)	08/14/31	5,200	5,203,214
Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.259%		06/15/50	56,175	57,002,368
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	24,870	24,878,530
Olympic Tower Mortgage Trust, Series 2017-OT, Class A, 144A (original cost $25,767,500; purchased 05/25/17)(f)	3.566%		05/10/39	25,000	25,864,202
Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A (original cost $21,652,708; purchased 05/12/17)(f)	3.945	%(c)	05/10/39	21,000	21,815,984
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	32,225	32,030,587
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3	3.225%		08/15/50	98,815	99,797,972

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,176,998
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	9,221,893
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.008	%(c)	03/10/46	14,820	652,887
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.435	%(c)	03/10/46	96,528	2,252,761
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,642,996
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3FL, 144A	2.014	%(c)	04/10/46	21,200	21,309,848
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	5.996	%(c)	02/15/51	9,122	9,111,679
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, IO, 144A	1.832	%(c)	10/15/45	37,617	2,860,097
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	2.275	%(c)	07/15/46	27,500	27,826,777
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	6,151,593
Wells Fargo Commercial Mortgage Trust, Series 2015-LC, Class A4	2.925%		04/15/50	6,160	6,146,666
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.357	%(c)	05/15/48	24,936	816,842
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	13,700	14,201,606
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class XB, IO	0.941	%(c)	06/15/49	36,018	2,553,031
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	60,000	58,204,230
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	0.940	%(c)	07/15/48	55,952	3,945,506
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	53,000	52,084,218
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	37,500	36,352,215
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	80,000	80,634,992

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,807,847,857)					2,792,621,369

CORPORATE BONDS — 42.1%
Aerospace/Defense — 0.3%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	2,700	2,823,975
Harris Corp., Sr. Unsec’d. Notes(a)	3.832%		04/27/25	2,700	2,808,343
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	3.100%		01/15/23	8,620	8,896,305
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	9,880	10,279,439
Raytheon Co., Sr. Unsec’d. Notes	3.150%		12/15/24	3,390	3,480,432
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.200%		03/15/24	25,000	25,535,925
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500%		03/15/27	13,250	13,611,274
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.350%		04/15/47	3,980	4,178,654
Spirit AeroSystems, Inc., Gtd. Notes	3.850%		06/15/26	6,000	6,091,194

					77,705,541

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes(a)	2.850%		08/09/22	6,925	7,065,640
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	3.950%		06/15/25	13,630	14,237,257

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		9,975	9,983,798
Reynolds American, Inc., Gtd. Notes	2.300%	08/21/17		1,075	1,075,358
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22		7,255	7,704,193
Reynolds American, Inc., Gtd. Notes	4.450%	06/12/25		8,038	8,642,667
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19		305	339,712
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25		8,000	8,240,000

					57,288,625

Airlines — 0.5%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%	01/15/27		6,236	6,485,554
American Airlines Pass-Through Trust, Series 2013-2, Class A, Pass-Through Certificates	4.950%	07/15/24		7,565	8,121,695
American Airlines Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	3.700%	04/01/28		2,659	2,736,536
American Airlines Pass-Through Trust, Series 2015-1, Class A, Pass-Through Certificates	3.375%	11/01/28		10,684	10,764,525
American Airlines Pass-Through Trust, Series 2015-2, Class AA, Pass-Through Certificates	3.600%	03/22/29		11,932	12,265,009
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%	12/15/22		1	887
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%	10/19/23		368	403,312
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%	07/12/22		275	290,637
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%	10/11/25		2,369	2,493,603
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%	04/29/26		802	839,842
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22		32,690	33,676,267
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%	02/10/24		1,425	1,626,817
Delta Air Lines, Inc., Pass-Through Trust, Series 2009-1, Class A, Pass-Through Certificates	7.750%	06/17/21		547	601,997
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%	11/23/20		579	599,771
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%	10/15/20		521	544,735
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%	11/07/21		1,111	1,166,786
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20		9,310	9,449,101
United Airlines Pass-Through Trust, Series 2015-1, Class AA, Pass-Through Certificates	3.450%	06/01/29		10,582	10,807,739
United Airlines Pass-Through Trust, Series 2016-2, Class AA, Pass-Through Certificates	2.875%	04/07/30		16,530	16,279,571
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%	12/03/26		1,835	1,963,009

					121,117,393

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	7,175	8,897,530

Auto Manufacturers — 1.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%	01/11/18		800	801,157

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20		20,605	20,692,530
Ford Holdings LLC, Gtd. Notes	9.375%		03/01/20		3,300	3,835,854
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43		13,495	13,073,403
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29		2,595	3,003,798
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		6,834	8,165,926
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.739	%(c)	09/08/17		200	200,057
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		5,290	5,304,648
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20		16,095	16,167,267
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.096%		05/04/23		12,090	11,994,005
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22		12,975	13,167,225
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.336%		03/18/21		6,900	7,072,203
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810%		01/09/24		5,000	5,089,035
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25		3,145	3,227,198
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18		600	614,912
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25		5,560	5,638,368
General Motors Co., Sr. Unsec’d. Notes(a)	4.875%		10/02/23		3,725	4,025,730
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		3,990	4,519,585
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		4,470	5,253,868
General Motors Financial Co., Inc., Gtd. Notes(a)	3.150%		01/15/20		7,490	7,657,252
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22		27,425	27,958,718
General Motors Financial Co., Inc., Gtd. Notes(a)	3.700%		05/09/23		21,265	21,705,356
General Motors Financial Co., Inc., Gtd. Notes(a)	4.000%		10/06/26		7,785	7,765,187
General Motors Financial Co., Inc., Gtd. Notes(a)	4.350%		01/17/27		23,775	24,228,793
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26		2,450	2,655,927
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150%		02/26/20		12,370	12,354,018
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	5,700	6,831,984
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%		12/15/18		6,221	6,337,644
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.250%		11/15/19		2,165	2,221,831

						251,563,479

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	9,692	11,803,212
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%		10/15/22		4,689	4,864,837
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375%		09/15/21		725	747,656
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%		05/31/26		8,450	8,703,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.125%		11/15/23		4,225	4,399,281
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	16,175	19,769,253
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.750%		09/15/26	EUR	15,485	19,155,800
Lear Corp., Gtd. Notes	4.750%		01/15/23		3,000	3,105,363
Lear Corp., Gtd. Notes	5.250%		01/15/25		2,100	2,249,648
Lear Corp., Gtd. Notes	5.375%		03/15/24		11,650	12,469,368
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/15/24		4,285	4,444,449
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150%		10/01/25		3,900	4,162,178
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		1,250	1,312,500

						97,187,045

Banks — 10.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625%		01/21/20		30,400	30,199,360

Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19		9,000	9,042,147
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,689,744
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22		15,400	15,839,162
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes	0.500%		05/12/21	ZAR	25,000	1,413,729
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes	0.500%		06/22/21	ZAR	84,000	4,634,652
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500%		06/07/22	ZAR	329,000	17,035,728
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18		39,000	38,900,940
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22		51,346	52,055,088
Bank of America Corp., Jr. Sub. Notes(a)	5.125	%(c)	12/31/49		2,225	2,269,233
Bank of America Corp., Jr. Sub. Notes	6.300	%(c)	12/31/49		49,750	56,279,687
Bank of America Corp., Jr. Sub. Notes	8.125	%(c)	12/29/49		5,000	5,223,300
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(c)	12/29/49		625	642,188
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		17,450	19,752,510
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.875%		01/05/21		3,620	4,033,762
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		1,265	1,269,503
Bank of America Corp., Sr. Unsec’d. Notes(a)	7.625%		06/01/19		3,235	3,558,794
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26		13,235	13,375,238
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593	%(c)	07/21/28		61,200	61,356,917
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27		31,560	30,733,444
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		9,950	10,368,885
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24		3,125	3,300,716
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		15,785	16,805,595
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.443	%(c)	01/20/48		1,370	1,456,529
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18		2,000	2,056,304
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25		19,960	20,443,830
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25		31,900	32,866,602
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24		18,410	19,256,124
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26		6,865	7,143,698
Bank of America Corp., Sub. Notes, MTN(a)	4.450%		03/03/26		25,380	26,762,753
Bank of America NA, Sr. Unsec’d. Notes	2.050%		12/07/18		2,000	2,010,858
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	1.250%		03/14/19		2,500	2,489,050
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	1.750%		03/06/20		18,000	18,035,514
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(c)	12/31/49		17,715	18,007,297
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%		08/16/23		18,300	17,887,884
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(a)	3.000%		02/24/25		11,680	11,700,954
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.250%		09/11/24		3,550	3,633,162
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21		6,005	6,115,846
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21		7,920	8,077,933
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.650%		03/16/25		22,165	22,209,640
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23		10,705	10,993,864
Barclays PLC (United Kingdom), Sub. Notes	5.200%		05/12/26		13,010	13,875,334
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		12,210	12,399,670
BBVA Bancomer SA (Mexico), Sub. Notes	6.500%		03/10/21		2,400	2,646,000
BNP Paribas SA (France), Sr. Unsec’d. Notes	2.375%		05/21/20		9,010	9,107,804
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%		05/23/22		13,075	13,251,905
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27		5,755	6,105,019

BPCE SA (France), Gtd. Notes, 144A, MTN	3.000%		05/22/22	12,675	12,812,549
BPCE SA (France), Sub. Notes, 144A, MTN	5.700%		10/22/23	8,140	9,120,666
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	9,550	9,775,160
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	8,385	8,527,361
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800%		01/17/23	1,800	2,111,269
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.875%		01/21/18	3,430	3,504,297
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/31/49	51,035	53,700,048
Citigroup, Inc., Jr. Sub. Notes(a)	6.125	%(c)	12/31/49	6,590	7,076,012
Citigroup, Inc., Jr. Sub. Notes	6.250	%(c)	12/31/49	9,660	10,852,044
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	3,065	3,074,241
Citigroup, Inc., Sr. Unsec’d. Notes	2.876	%(c)	07/24/23	13,310	13,325,653
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	45,690	44,615,828
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.400%		05/01/26	20,000	19,949,840
Citigroup, Inc., Sr. Unsec’d. Notes	3.668	%(c)	07/24/28	23,820	23,929,739
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.700%		01/12/26	21,150	21,525,370
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,400	3,699,432
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	1,175	1,221,006
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	22,755	23,861,962
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	36,150	38,042,995
Citigroup, Inc., Sub. Notes(a)	4.750%		05/18/46	13,030	13,830,055
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,760	5,791,847
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.500%		03/14/19	5,770	5,817,533
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	5,130	5,130,354
Credit Agricole SA (France), Jr. Sub. Notes	7.875	%(c)	12/31/49	1,000	1,128,020
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes(a)	1.700%		04/27/18	19,535	19,538,536
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.750%		01/29/18	7,365	7,371,113
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	6,450	6,701,924
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.125%		12/10/20	1,930	1,974,901
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.750%		03/26/25	3,590	3,641,908
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	23,170	24,145,666
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	4,315	4,626,124
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	18,380	18,383,272
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	2,160	2,196,847
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN	1.000%		01/22/18	22,850	22,777,223
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%		01/30/19	1,150	1,151,757
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.235%		04/28/22	1,000	994,784
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.500%		10/07/17	20,000	19,997,300
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	45,567	45,366,961
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	7,654	7,704,264
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	38,250	37,480,831
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	5,750	5,775,185
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	3,575	3,579,358
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	6,775	6,653,965
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	9,280	9,873,753
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	675	700,183
Discover Bank, Sub. Notes	7.000%		04/15/20	6,980	7,748,212
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	7,900	7,895,307
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,105	1,116,905

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(c)	12/31/49	40,010	42,667,064
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.375	%(c)	12/31/49	17,210	17,984,450
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.905	%(c)	07/24/23	45,270	45,338,267
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	19,430	19,733,749
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	28,890	28,821,300
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	810	839,473
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691	%(c)	06/05/28	25,950	26,115,353
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	8,495	8,686,698
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	46,810	47,762,583
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	16,755	18,879,819
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	875	900,299
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,305	3,012,543
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%		02/15/19	5,300	5,744,341
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	5,040	5,237,543
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.000%		03/03/24	4,505	4,734,264
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,220	5,788,103
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	4,520	4,991,847
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%		05/22/45	12,425	14,039,306
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	7,405	9,720,484
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041	%(c)	03/13/28	16,970	17,773,818
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	450	495,510
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	230	251,300
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	7,185	7,507,434
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	4.375%		11/23/26	4,695	4,932,445
Intesa Sanpaolo Spa (Italy), Sr. Unsec’d. Notes, 144A	3.875%		07/14/27	13,835	13,936,120
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(c)	12/31/49	21,720	22,751,700
JPMorgan Chase & Co., Jr. Sub. Notes	6.750	%(c)	12/31/49	29,650	33,964,075
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900	%(c)	04/29/49	5,885	6,105,687
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.250%		01/23/20	22,900	23,065,796
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	18,020	18,277,686
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	19,630	19,175,389
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	20,770	20,781,880
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	8,265	8,489,172
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	17,100	16,991,945
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	8,770	9,055,744
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	30,910	30,933,090
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540	%(c)	05/01/28	41,385	41,654,706
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882	%(c)	07/24/38	25,230	25,196,974
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	5,160	5,501,597
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260	%(c)	02/22/48	13,790	14,382,970
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	2,240	2,406,873
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,350	3,644,448
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	1,915	2,073,625
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	830	1,028,588
JPMorgan Chase & Co., Sub. Notes(a)	3.375%		05/01/23	2,775	2,833,639
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	18,900	19,604,346
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	8,630	9,714,774
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	3,350	3,352,080
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20	13,730	13,824,998
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	5,750	5,831,684
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	5.100%		03/24/21	560	614,652
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%		03/17/19	2,000	2,028,409

Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	2,000	2,001,815
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	6,330	6,880,178
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	7,875	7,998,433
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	18,295	18,221,033
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	2,700	2,703,605
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49	52,385	54,218,475
Morgan Stanley, Jr. Sub. Notes, Series J	5.550	%(c)	12/31/49	4,810	5,038,475
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	8,445	8,453,470
Morgan Stanley, Sr. Unsec’d. Notes	3.971	%(c)	07/22/38	31,620	31,557,392
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	21,730	22,765,630
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	2,920	3,239,179
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.700%		10/23/24	5,000	5,174,535
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.750%		02/25/23	6,575	6,862,551
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.875%		01/27/26	17,100	17,680,237
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	5,485	6,104,789
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	6.625%		04/01/18	3,200	3,301,856
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.625%		11/17/21	31,590	31,703,219
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	13,600	13,623,854
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	29,095	28,495,992
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%		01/27/45	7,500	7,716,210
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,530	2,718,695
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	4,640	4,654,983
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	2,360	3,130,599
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	15,545	16,311,773
Morgan Stanley, Sub. Notes, MTN	3.950%		04/23/27	16,340	16,637,241
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%		02/10/20	16,675	16,745,919
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.250%		03/02/22	12,800	12,895,795
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	1.125%		05/29/18	2,156	2,151,365
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	1,750	1,779,859
PNC Bank NA, Sr. Unsec’d. Notes	2.625%		02/17/22	14,615	14,815,255
PNC Bank NA, Sr. Unsec’d. Notes(a)	2.950%		02/23/25	11,870	11,891,497
PNC Bank NA, Sr. Unsec’d. Notes, MTN	3.250%		06/01/25	975	992,203
PNC Bank NA, Sub. Notes	2.950%		01/30/23	10,835	10,989,930
PNC Bank NA, Sub. Notes	4.200%		11/01/25	1,450	1,559,555
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854	%(c)	11/09/22	1,600	1,622,517
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	2,715	2,862,001
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	26,670	27,347,738
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	8,520	8,651,242
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	21,490	21,711,906
State Street Corp., Jr. Sub. Notes	4.956	%(c)	03/15/18	1,375	1,402,688
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/31/49	13,075	13,725,220
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN	2.250%		07/11/19	2,560	2,576,079
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,225	1,235,903
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	10,750	10,841,310
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	5,125	5,202,541
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%		10/19/21	9,390	9,370,272
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	3,675	3,678,194
SunTrust Banks, Inc., Sr. Unsec’d. Notes(a)	2.500%		05/01/19	7,830	7,911,573

UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		17,751	18,754,553
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26		8,634	9,144,692
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28		35,385	37,581,453
US Bancorp, Jr. Sub. Notes	5.300	%(c)	12/31/49		10,605	11,241,300
US Bancorp, Sub. Notes, MTN	3.600%		09/11/24		12,170	12,678,146
Wells Fargo & Co., Jr. Sub. Notes(a)	7.980	%(c)	03/29/49		2,400	2,487,000
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21		6,960	7,013,996
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.000%		02/19/25		8,280	8,245,638

						2,644,615,655

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36		25,475	28,164,090
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46		6,785	7,620,023
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39		1,880	2,906,392
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39		450	705,271
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes	4.750%		10/01/18		4,300	4,387,527
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		1,275	1,300,953
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(a)	5.000%		10/01/23		1,935	2,113,225

						47,197,481

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45		15,660	16,435,389
Amgen, Inc., Sr. Unsec’d. Notes	4.563%		06/15/48		2,594	2,771,954
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51		18,420	20,003,236
Baxalta, Inc., Gtd. Notes	4.000%		06/23/25		6,400	6,734,931
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22		7,529	7,782,275
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%		02/01/25		6,730	6,968,673
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24		10,811	11,426,589
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.800%		04/01/44		5,160	5,691,315

						77,814,362

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes	9.375%		10/12/22		8,572	9,103,464
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(a)	9.375%		10/12/22		26,920	28,589,040
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	2,450	3,016,313
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%		04/16/26		3,000	3,442,500
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%		06/15/25		23,420	24,533,574
Griffon Corp., Gtd. Notes	5.250%		03/01/22		6,400	6,544,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24		2,300	2,444,721
Owens Corning, Gtd. Notes	4.300%		07/15/47		15,000	14,531,625
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22		1,625	1,725,659
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375%		11/15/24		24,350	25,628,375
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		4,000	4,270,000

						123,829,271

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35		1,900	1,893,417
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		3,370	3,680,788
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		4,285	4,854,584
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		1,730	2,114,800

Ashland, Inc., Gtd. Notes(a)	4.750	%(c)	08/15/22	2,640	2,762,100
Ashland, Inc., Gtd. Notes	6.875%		05/15/43	10,850	11,826,500
CF Industries, Inc., Gtd. Notes(a)	4.950%		06/01/43	3,565	3,048,075
CF Industries, Inc., Gtd. Notes(a)	5.375%		03/15/44	6,640	5,976,000
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18	240	248,556
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	195	214,500
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%		12/01/21	22,000	22,399,844
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	3,675	3,766,570
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	5,320	5,713,728
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	1,549	1,646,187
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	2,160	2,302,085
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	5,310	6,109,150
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	330	557,457
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	2.700%		01/15/20	10,010	10,135,806
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	9,781	10,078,665
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%		10/15/44	3,460	3,667,001
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes, 144A	3.800%		04/12/20	8,550	8,551,282
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	3,000	3,202,650
LYB International Finance BV, Gtd. Notes(a)	4.875%		03/15/44	6,540	7,054,240
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27	11,605	11,623,278
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	18,635	18,874,907
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	1,575	1,644,519
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	5.750%		04/15/24	1,000	1,153,242
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	9,954	11,289,648
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	1,040	1,101,969
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%		11/15/43	3,455	3,550,531
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%		05/01/25	4,040	4,060,200
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		06/01/27	9,275	9,427,017
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	850	1,045,435
Westlake Chemical Corp., Gtd. Notes	4.875%		05/15/23	5,705	5,933,200

					191,507,931

Commercial Services — 0.6%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	825	855,938
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%		05/01/48	7,250	7,481,188
California Institute of Technology, Sr. Unsec’d. Notes	4.700%		11/01/2111	1,130	1,131,159
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.293%		04/23/21	3,500	3,486,606
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes, EMTN	2.092	%(c)	09/14/21	1,000	1,003,990
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850%		07/02/37	2,000	2,422,500
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	5,125	5,176,998
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%		11/01/23	27,400	26,980,314
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%		12/01/26	19,130	18,856,919
ERAC USA Finance LLC, Gtd. Notes, 144A(a)	3.800%		11/01/25	17,535	18,107,693
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%		02/15/45	3,720	3,701,233
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%		06/01/34	810	1,014,519
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37	4,090	5,338,190
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%		07/01/2116	5,800	5,307,847
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%		07/01/2114	3,000	3,233,238
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%		07/01/2111	942	1,213,655
President & Fellows of Harvard College, Unsec’d. Notes(a)	3.150%		07/15/46	9,930	9,415,179

Total System Services, Inc., Sr. Unsec’d. Notes(a)	4.800%		04/01/26		4,600	5,046,784
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		07/15/25		2,375	2,505,625
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		05/15/27		4,860	5,127,300
United Rentals North America, Inc., Gtd. Notes(a)	5.875%		09/15/26		9,575	10,305,094
United Rentals North America, Inc., Gtd. Notes(a)	6.125%		06/15/23		5,346	5,593,252
University of Southern California, Unsec’d. Notes	3.841%		10/01/47		9,375	9,732,037

						153,037,258

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21		400	412,180
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24		46,700	47,749,816
Apple, Inc., Sr. Unsec’d. Notes(a)	3.200%		05/13/25		4,170	4,279,367
Apple, Inc., Sr. Unsec’d. Notes	3.250%		02/23/26		11,565	11,806,627
Apple, Inc., Sr. Unsec’d. Notes	4.650%		02/23/46		2,025	2,275,484
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%		06/15/21		11,040	11,578,200
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		9,135	9,351,573
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21		7,765	8,195,026
DXC Technology Co., Sr. Unsec’d. Notes, 144A(a)	2.875%		03/27/20		12,400	12,555,236
EMC Corp., Sr. Unsec’d. Notes	2.650%		06/01/20		14,500	14,306,454
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(c)	10/05/17		13,739	13,762,617
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	%(c)	10/05/18		6,395	6,472,079

						142,744,659

Diversified Financial Services — 1.6%
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617%		08/15/24		3,152	3,091,374
Ally Financial, Inc., Gtd. Notes	6.250%		12/01/17		8,400	8,517,600
Ally Financial, Inc., Gtd. Notes(a)	8.000%		03/15/20		2,892	3,282,420
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20		26,300	26,671,750
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	3.300%		05/03/27		16,070	16,183,438
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	5,700	7,802,605
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%		02/28/22		6,515	6,422,405
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19		4,075	4,089,393
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%		11/25/19		20,775	21,932,770
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		07/24/24		6,472	6,649,533
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24		24,485	25,156,648
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450%		02/13/26		8,855	9,131,807
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		3,675	3,856,178
CPPIB Capital, Inc. (Canada), Gtd. Notes	1.250%		09/20/19		37,500	37,106,025
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%		09/20/19		20,000	19,789,880
Discover Financial Services, Sr. Unsec’d. Notes(a)	3.750%		03/04/25		11,835	11,885,772
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27		17,425	17,636,330
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341%		02/24/24		26,680	26,479,837
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20		11,273	11,394,072
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35		12,587	13,627,378
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34		1,604	1,603,991
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		145	164,485
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18		1,900	2,005,921
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	6.250%		05/15/19		700	750,596
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	12,950	15,488,291
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,425	1,625,180
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875	%(c)	05/02/18		745	46,935
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.625%		09/25/17		11,150	11,177,875

Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		5,400	5,671,080
Navient Solutions, Inc., Sr. Unsec’d. Notes	1.938	%(s)	10/03/22		1,179	1,027,177
Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691%		04/29/25		3,500	3,426,195
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%		12/02/24		3,000	3,856,803
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A	2.015	%(c)	07/03/33		94	90,506
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%		07/15/18		24,000	24,119,928
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes(a)	2.250%		03/15/20		8,670	8,800,397
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes(a)	2.450%		07/15/24		185	186,050
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.800%		05/15/22		500	517,144
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25		3,595	3,829,193
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21		3,242	3,552,911
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		500	508,125
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		10,665	10,745,798
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		16,094	16,232,038
Worldpay Finance PLC (United Kingdom), Gtd. Notes	3.750%		11/15/22	EUR	4,000	5,279,731

						401,413,565

Electric — 2.8%
AES Corp., Sr. Unsec’d. Notes(a)	5.500%		04/15/25		25,000	26,187,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%		12/15/22		1,600	1,629,062
Appalachian Power Co., Sr. Unsec’d. Notes	3.400%		06/01/25		15,645	16,083,967
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		792	766,260
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25		1,675	1,564,031
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27		12,825	13,225,781
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		2,450	2,603,125
Commonwealth Edison Co., First Mortgage Bonds	3.700%		03/01/45		2,665	2,610,098
Commonwealth Edison Co., First Mortgage Bonds	4.350%		11/15/45		2,780	3,003,835
Commonwealth Edison Co., First Mortgage Bonds	6.450%		01/15/38		690	921,103
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	3.850%		06/15/46		7,580	7,728,644
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%		12/01/56		2,920	3,090,236
Dominion Energy, Inc., Jr. Sub. Notes	2.579	%(c)	07/01/20		20,000	20,188,200
Dominion Energy, Inc., Sr. Sec’d. Notes	2.950%		06/15/27		6,045	6,010,707
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%		10/01/25		3,855	4,033,417
Dominion Resources, Inc., Jr. Sub. Notes	2.962	%(c)	07/01/19		4,305	4,382,064
Dominion Resources, Inc., Jr. Sub. Notes	4.104	%(c)	04/01/21		33,540	35,160,955
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	2.850%		08/15/26		5,685	5,488,879
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		2,875	3,018,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		13,975	15,285,156
DTE Energy Co., Sr. Unsec’d. Notes	2.850%		10/01/26		47,340	45,364,691
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%		12/15/41		6,000	6,443,538
Duke Energy Carolinas LLC, First Ref. Mortgage	2.500%		03/15/23		11,945	12,043,092
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		3,045	3,052,284
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42		1,025	1,058,139
Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650%		09/01/26		12,725	12,312,226
Duke Energy Progress LLC, First Mortgage Bonds	4.100%		03/15/43		2,410	2,501,741
Dynegy, Inc., Gtd. Notes(a)	6.750%		11/01/19		20,925	21,696,609
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22		16,165	16,329,883
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%		01/15/25		11,595	11,479,050
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		750	890,401
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350%		10/13/20		28,225	28,491,529
Emera US Finance LP (Canada), Gtd. Notes	3.550%		06/15/26		4,160	4,218,935

Emera US Finance LP (Canada), Gtd. Notes(a)	4.750%		06/15/46	12,470	13,357,066
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	15,160	15,325,972
Enel Finance International Nv (Italy), Gtd. Notes, 144A(a)	3.625%		05/25/27	13,735	13,863,422
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26	3,620	3,647,150
Entergy Arkansas, Inc., First Mortgage Bonds	3.050%		06/01/23	1,200	1,228,056
Entergy Corp., Sr. Unsec’d. Notes	4.000%		07/15/22	37,970	40,313,319
Entergy Louisiana LLC, Sec’d. Notes	3.120%		09/01/27	12,955	13,033,248
Entergy Mississippi, Inc., First Mortgage Bonds	2.850%		06/01/28	3,010	2,913,876
Eversource Energy, Sr. Unsec’d. Notes	3.150%		01/15/25	5,370	5,402,923
Exelon Corp., Jr. Sub. Notes	3.497	%(c)	06/01/22	12,245	12,678,804
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%		01/15/20	21,135	21,579,152
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%		10/01/17	750	755,198
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	800	886,757
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%		07/15/47	2,645	2,705,422
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	2,310	3,070,410
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	1,175	1,366,694
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%		10/04/26	39,160	38,027,375
Georgia Power Co., Sr. Unsec’d. Notes	4.750%		09/01/40	1,050	1,151,541
Gulf Power Co., Sr. Unsec’d. Notes	3.300%		05/30/27	9,415	9,567,721
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.050%		07/07/24	1,180	1,545,129
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.250%		04/15/26	20	26,678
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.250%		01/15/27	170	230,874
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.400%		01/15/22	1,466	1,809,973
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.625%		06/15/29	2,150	3,180,456
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.625%		06/15/29	130	190,717
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.375%		04/15/30	75	117,731
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.400%		02/01/21	50	61,085
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.500%		11/15/30	400	637,760
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	15	17,918
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200%		03/15/23	475	485,865
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes	4.750%		07/13/21	1,000	1,078,104
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	3.000%		09/19/22	2,000	2,021,160
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%		07/13/21	2,125	2,290,971
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%		01/20/20	10,015	11,229,820
Majapahit Holding BV (Indonesia), Gtd. Notes	8.000%		08/07/19	4,195	4,656,450
Nevada Power Co., General Ref. Mortgage	5.375%		09/15/40	500	588,085
NRG Energy, Inc., Gtd. Notes(a)	6.250%		07/15/22	600	629,250
NRG Energy, Inc., Gtd. Notes(a)	6.250%		05/01/24	8,000	8,300,000
NRG Energy, Inc., Gtd. Notes(a)	6.625%		03/15/23	4,319	4,472,864
NRG Energy, Inc., Gtd. Notes(a)	6.625%		01/15/27	7,925	8,142,938
NRG Energy, Inc., Gtd. Notes(a)	7.250%		05/15/26	12,095	12,790,463
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%		04/01/25	5,995	5,996,109
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%		09/01/18	545	574,352
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		06/15/25	8,380	8,673,099
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.250%		03/15/46	6,900	7,456,775
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%		03/15/45	2,865	3,100,360
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%		04/15/42	1,800	1,984,052
PacifiCorp, First Mortgage Bonds	3.350%		07/01/25	9,960	10,222,615
PECO Energy Co., First Ref. Mortgage	4.800%		10/15/43	6,449	7,359,567
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22	4,000	4,092,112
PSEG Power LLC, Gtd. Notes(a)	3.000%		06/15/21	24,545	25,006,029
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%		09/01/42	1,990	1,961,284
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	2,550	2,725,815
Rochester Gas & Electric Corp., First Mortgage Bonds, 144A	3.100%		06/01/27	17,545	17,625,689

San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	06/01/47		1,665	1,677,809
San Diego Gas & Electric Co., First Mortgage Bonds	5.350%	05/15/40		9,512	11,415,323
Southern California Edison Co., First Ref. Mortgage	2.400%	02/01/22		5,165	5,191,367
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150%	09/15/41		725	779,408

					720,084,050

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes	3.150%	06/15/26		4,515	4,551,702
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	10,800	12,991,605
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		2,900	3,078,350
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		4,700	5,115,480

					25,737,137

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26		9,105	9,366,769

Entertainment — 0.5%
Amc Entertainment Holdings, Inc., Gtd. Notes	6.375%	11/15/24	GBP	27,900	39,111,978
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		24,089	24,498,513
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		5,350	5,517,187
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875%	02/28/47	GBP	2,550	3,409,283
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	4.250%	02/28/47	GBP	275	367,046
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20		6,000	6,344,880
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23		8,650	9,344,162
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/18		5,000	5,000,000
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	05/01/24		3,725	3,864,687
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		7,125	7,944,375
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	01/01/22		11,930	12,705,450
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125%	11/01/24	EUR	5,825	7,304,523

					125,412,084

Food — 0.9%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29		17,470	22,002,207
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes, 144A(a)	5.750%	03/15/25		3,275	2,931,125
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23		400	373,500
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(a)	7.750%	10/28/20		5,330	5,316,675
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	5.750%	06/15/25		14,575	14,429,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	5.875%	07/15/24		11,544	11,457,420
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		3,580	3,638,175
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		1,887	1,917,664
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20		11,485	11,628,563
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22		11,465	11,704,825
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		22,205	21,385,613
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46		5,005	4,863,118
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35		6,940	7,511,724
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18		495	517,657
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40		1,910	2,395,457
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%	11/01/21		18,925	19,209,916
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21		9,215	9,485,387

Kroger Co. (The), Sr. Unsec’d. Notes	3.875%		10/15/46		4,420	3,904,907
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%		02/01/47		12,030	11,614,460
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%		10/28/21		28,070	27,506,354
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A	4.250	%(c)	08/01/19	EUR	3,076	3,666,779
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		4,792	4,959,720
Sysco Corp., Gtd. Notes(a)	4.500%		04/01/46		3,655	3,898,704
Tyson Foods, Inc., Gtd. Notes	5.150%		08/15/44		2,615	2,973,940
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18		9,205	9,267,465
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20		16,067	16,604,377

						235,164,982

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%		12/01/25		3,697	4,704,606
International Paper Co., Sr. Unsec’d. Notes(a)	3.000%		02/15/27		6,700	6,517,780
International Paper Co., Sr. Unsec’d. Notes(a)	3.650%		06/15/24		2,250	2,327,011
International Paper Co., Sr. Unsec’d. Notes	4.350%		08/15/48		17,700	17,681,946
International Paper Co., Sr. Unsec’d. Notes(a)	4.400%		08/15/47		3,265	3,282,481
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		6,940	7,410,636
International Paper Co., Sr. Unsec’d. Notes	5.000%		09/15/35		6,990	7,720,650
International Paper Co., Sr. Unsec’d. Notes	5.150%		05/15/46		3,605	4,046,555
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		2,290	2,800,457
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,320	1,803,528
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19		2,225	2,507,039

						60,802,689

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.625%		05/20/24		6,875	7,132,813
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.875%		08/20/26		6,875	7,046,875
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41		1,130	1,390,933
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43		250	265,643
NiSource Finance Corp., Gtd. Notes(a)	4.375%		05/15/47		22,690	23,769,772
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		3,865	4,245,675
Sempra Energy, Sr. Unsec’d. Notes	2.400%		03/15/20		9,090	9,187,808
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%		06/01/43		2,700	2,778,176

						55,817,695

Healthcare-Products — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%		11/22/19		20,440	20,656,664
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21		705	717,462
Abbott Laboratories, Sr. Unsec’d. Notes(a)	2.950%		03/15/25		3,032	2,977,479
Baxter International, Inc., Sr. Unsec’d. Notes	2.600%		08/15/26		22,605	21,620,145
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20		6,860	6,902,409
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%		06/06/24		33,115	33,567,351
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%		06/06/27		11,790	11,956,770
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24		3,998	4,129,570
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%		05/15/20		7,185	7,292,818
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25		18,525	19,420,109
Medtronic, Inc., Gtd. Notes(a)	4.375%		03/15/35		9,636	10,672,872
Medtronic, Inc., Gtd. Notes	4.625%		03/15/45		4,220	4,785,016
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	2.950%		09/19/26		6,850	6,719,240
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%		04/01/18		10,880	10,897,811
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425%		12/13/26	EUR	35,000	43,387,918
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%		04/01/20		7,750	7,844,411

						213,548,045

Healthcare-Services — 1.8%
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625%		02/15/23		1,825	1,902,562
Aetna, Inc., Sr. Unsec’d. Notes	3.500%		11/15/24		13,900	14,435,998
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42		1,775	1,839,802
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42		1,150	1,253,782
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37		5,365	7,486,342
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		1,855	2,016,910
Baptist Health South Florida, Inc., Sec’d. Notes	4.342%		11/15/41		4,550	4,757,808
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%		11/15/45		5,750	6,042,962
Centene Corp., Sr. Unsec’d. Notes(a)	4.750%		05/15/22		10,000	10,525,000
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%		02/01/22		15,211	13,043,432
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%		07/15/20		7,725	7,444,969
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%		11/15/19		9,127	9,138,409
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/01/21		10,899	10,967,119
Cigna Corp., Sr. Unsec’d. Notes	3.250%		04/15/25		23,430	23,673,438
Cigna Corp., Sr. Unsec’d. Notes	4.000%		02/15/22		1,000	1,062,533
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42		2,225	2,686,356
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		905	1,153,584
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%		06/15/21		500	552,311
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20		9,725	10,162,625
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%		09/15/18		2,400	2,514,000
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500%		07/01/57		4,200	4,493,840
HCA Holdings, Inc., Sr. Unsec’d. Notes(a)	6.250%		02/15/21		2,500	2,715,625
HCA, Inc., Gtd. Notes(a)	5.375%		02/01/25		16,000	17,040,000
HCA, Inc., Gtd. Notes(a)	5.875%		02/15/26		5,600	6,104,000
HCA, Inc., Gtd. Notes(a)	7.500%		02/15/22		15,140	17,486,700
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19		5,125	5,291,562
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25		10,000	10,850,000
HealthSouth Corp., Gtd. Notes	5.125%		03/15/23		2,250	2,306,250
HealthSouth Corp., Gtd. Notes	5.750%		11/01/24		10,300	10,506,000
Humana, Inc., Sr. Unsec’d. Notes	2.625%		10/01/19		3,375	3,416,988
Humana, Inc., Sr. Unsec’d. Notes	3.950%		03/15/27		6,745	7,078,864
Kaiser Foundation Hospitals, Gtd. Notes	4.150%		05/01/47		15,275	15,976,871
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%		01/15/20		8,575	8,617,875
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%		02/01/20		1,970	1,991,605
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22		9,220	9,444,830
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%		11/15/20		6,355	6,789,854
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%		02/01/45		1,075	1,116,304
Mayo Clinic, Unsec’d. Notes	4.128%		11/15/52		8,312	8,595,539
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%		07/01/52		675	681,938
New York Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45		4,350	4,395,558
New York Presbyterian Hospital (The), Unsec’d. Notes	4.763%		08/01/2116		4,800	4,760,746
NYU Hospitals Center, Sec’d. Notes	4.784%		07/01/44		6,375	6,946,939
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.744%		10/01/47		2,900	2,759,188
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20		9,855	9,930,430
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%		06/01/26		5,425	5,459,942
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(a)	3.500%		03/30/25		13,980	14,256,077
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%		09/30/24		1,390	1,450,058
Select Medical Corp., Gtd. Notes	6.375%		06/01/21		12,000	12,360,000
Synlab Bondco PLC (United Kingdom), 1st Lien, 144A	3.500	%(c)	07/01/22	EUR	17,500	20,975,389
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%		03/01/19		9,600	9,888,000

Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%		02/01/20		11,653	12,177,385
Texas Health Resources, Sec’d. Notes	4.330%		11/15/55		3,450	3,566,672
THC Escrow Corp. III, Sec’d. Notes, 144A(a)	5.125%		05/01/25		950	955,937
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%		04/15/27		39,810	41,011,386
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		625	634,436
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42		3,380	3,653,422
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35		11,315	12,818,005
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41		1,725	1,908,738
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40		185	232,732
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%		03/15/36		130	164,571
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41		490	638,267
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		475	659,239

						444,767,704

Home Builders — 0.6%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20		3,000	3,105,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%		07/01/22		19,074	19,932,330
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21		12,500	13,875,000
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18		11,798	12,343,658
KB Home, Gtd. Notes(a)	7.000%		12/15/21		11,045	12,356,594
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%		11/15/20		13,246	13,510,920
PulteGroup, Inc., Gtd. Notes(a)	5.500%		03/01/26		28,017	30,153,296
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21		12,605	12,935,881
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19		5,534	5,617,010
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		18,000	18,630,000

						142,459,689

Household Products/Wares — 0.2%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%		06/26/24		44,410	44,267,977
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%		10/01/26	EUR	15,000	18,568,133

						62,836,110

Housewares — 0.2%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200%		04/01/26		20,095	21,497,309
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%		04/01/46		13,490	16,218,474

						37,715,783

Insurance — 1.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		240	260,886
American International Group, Inc., Sr. Unsec’d. Notes	1.875%		06/21/27	EUR	46,400	55,680,659
American International Group, Inc., Sr. Unsec’d. Notes(a)	3.900%		04/01/26		27,135	28,166,130
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		6,135	6,346,964
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.800%		07/10/45		2,000	2,163,524
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.875%		06/01/22		280	309,444
Arch Capital Finance LLC, Gtd. Notes	5.031%		12/15/46		6,475	7,210,353
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43		2,250	2,546,044
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	2.750%		03/15/23		14,030	14,315,230
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43		4,290	4,766,151
Chubb Corp. (The), Gtd. Notes	3.554	%(c)	03/29/67		650	647,969
Chubb INA Holdings, Inc., Gtd. Notes	3.150%		03/15/25		7,260	7,386,738
Chubb INA Holdings, Inc., Gtd. Notes(a)	3.350%		05/03/26		7,000	7,246,582
Chubb INA Holdings, Inc., Gtd. Notes(a)	4.350%		11/03/45		1,160	1,275,717
CNA Financial Corp., Sr. Unsec’d. Notes	3.950%		05/15/24		18,435	19,207,887
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26		12,000	12,950,064

Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%		07/15/34		525	657,732
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43		480	490,321
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22		1,200	1,336,789
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36		755	933,293
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41		995	1,286,880
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%		03/27/24	EUR	15,700	19,117,167
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44		8,750	9,502,413
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22		1,325	1,455,160
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21		350	381,270
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		9,290	11,594,672
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42		6,305	8,194,545
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37		3,930	4,895,884
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		6,700	9,043,627
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19		246	276,662
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22		2,750	3,001,455
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		300	321,121
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46		5,955	6,449,128
MetLife, Inc., Sr. Unsec’d. Notes	4.368	%(c)	09/15/23		450	495,115
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19		2,750	2,997,709
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20		13,080	13,094,728
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		979	1,274,094
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20		360	395,318
Principal Financial Group, Inc., Gtd. Notes	4.300%		11/15/46		7,190	7,468,224
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43		3,100	3,262,995
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42		275	301,902
Progressive Corp. (The), Sr. Unsec’d. Notes(a)	3.700%		01/26/45		10,070	9,794,132
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%		12/06/42		5,235	5,334,371
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47		9,310	9,565,504
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44		16,598	18,488,628
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		325	444,301
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A	2.950%		11/01/19		15,630	15,903,994
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20		225	247,064
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22		2,675	2,907,064
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20		2,235	2,433,182
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24		20,670	21,123,293
XLIT Ltd. (Bermuda), Gtd. Notes	6.250%		05/15/27		1,505	1,818,329

						366,768,408

Internet — 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%		05/15/27	EUR	37,150	45,165,436

Iron/Steel — 0.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18		1,800	1,849,500
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250%		08/10/26		3,613	4,015,850

						5,865,350

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	1,814	1,850,280
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	15,580	16,359,000

				18,209,280

Lodging — 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/15/21	17,725	18,478,313
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	15,770	16,017,226
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	4,840	5,401,096
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125%	06/15/26	37,965	37,625,593
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	22,975	25,444,813
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	8,271	9,077,423
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	1,375	1,380,691
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%	03/01/21	980	1,079,008

				114,504,163

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes(a)	4.875%	04/01/21	6,565	6,947,083
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98	1,500	1,584,719
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26	4,770	4,791,021
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,505	1,640,256

				14,963,079

Media — 2.1%
21st Century Fox America, Inc., Gtd. Notes	4.750%	11/15/46	2,215	2,363,770
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,325	2,919,761
21st Century Fox America, Inc., Gtd. Notes(a)	6.900%	08/15/39	160	215,827
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	550	719,926
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,150	6,519,000
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	6,817	7,021,510
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	12,104	12,527,640
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	28,302	28,478,887
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	05/01/23	9,900	10,395,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.375%	05/01/25	6,100	6,488,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.500%	05/01/26	9,275	9,854,688
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	25,000	26,875,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	5,450	5,862,129
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	19,933	20,375,114
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	21,800	22,283,524
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	36,753	37,396,177
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	9,092	10,148,945
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	4,110	4,808,404
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	4,326	5,099,506
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	5,780	6,884,697

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	5.375%	05/01/47		16,486	17,091,580
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		5,803	5,977,090
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series B(a)	6.500%	11/15/22		2,172	2,250,735
Comcast Corp., Gtd. Notes	2.350%	01/15/27		25,275	23,806,801
Comcast Corp., Gtd. Notes	3.150%	03/01/26		14,935	15,117,565
Comcast Corp., Gtd. Notes	3.375%	02/15/25		5,000	5,191,140
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25		22,650	23,409,998
Comcast Corp., Gtd. Notes	4.750%	03/01/44		2,975	3,311,089
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	482,514
Comcast Corp., Gtd. Notes	6.950%	08/15/37		1,720	2,429,171
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350%	09/15/26		11,005	10,849,015
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	750,750
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20		12,000	12,597,600
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26		9,900	11,855,250
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		8,425	9,296,988
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45		5,800	5,762,821
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes(a)	6.125%	01/31/46		8,080	9,236,212
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30		5,000	5,450,000
Myriad International Holdings BV (South Africa), Gtd. Notes	6.000%	07/18/20		1,300	1,406,275
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22		5,104	5,221,550
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24		4,837	5,030,480
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26		5,170	5,389,725
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19		1,900	1,915,698
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		90	92,102
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		1,600	1,646,000
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	07/01/18		1,565	1,633,611
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38		3,600	4,588,870
Time Warner, Inc., Gtd. Notes	2.950%	07/15/26		16,910	16,122,417
Time Warner, Inc., Gtd. Notes	3.550%	06/01/24		3,680	3,762,112
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		450	454,956
Time Warner, Inc., Gtd. Notes(a)	4.050%	12/15/23		13,350	14,139,172
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40		2,600	3,149,073
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	5.125%	01/21/23	EUR	3,062	3,787,478
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25		10,700	10,726,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22		14,300	14,854,125
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		13,645	14,224,912
Viacom, Inc., Sr. Unsec’d. Notes	2.250%	02/04/22		12,500	12,089,625
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27		16,350	16,903,657

					529,243,287

Mining — 0.3%
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750%	05/01/43		14,510	17,700,386
Barrick PD Australia Finance Pty. Ltd. (Canada), Gtd. Notes	5.950%	10/15/39		3,700	4,501,413
Freeport-McMoran, Inc., Gtd. Notes	2.300%	11/14/17		32,482	32,482,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21		2,405	2,496,347
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250%	11/15/22		2,950	3,053,250
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.500%	11/08/22		3,108	3,197,229
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		6,585	7,249,191
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	6.750%	04/16/40		5,700	6,731,864
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35		260	331,357

					77,743,037

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes	0.875%	05/17/25	EUR	31,200	36,787,221
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		605	632,699
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	2.200%	01/09/20		4,206	4,249,339
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21		157	173,809
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24		3,855	3,970,951
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%	09/15/17		1,075	1,075,267
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%	05/27/25		24,400	24,970,813
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26		3,775	3,949,144
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19		800	886,369

					76,695,612

Multi-National — 1.4%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%	04/06/23		8,841	11,100,945
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	07/30/20	ZAR	53,000	3,194,578
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/28/20	ZAR	52,000	3,113,430
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	09/28/20	ZAR	46,000	2,734,712
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	1.000%	05/17/18		4,000	3,977,920
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%	07/16/18		2,021	2,095,037
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%	06/16/28		12,795	16,064,992
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.220%	08/15/27		3,520	4,628,818
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%	10/01/28		2,560	3,409,764
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.910%	12/14/18	ZAR	18,907	1,411,474
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	1.500%	08/08/17		10,000	10,000,000
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19		27,460	27,528,650
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21		57,240	56,909,725
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20		6,265	6,284,171
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%	06/15/22		16,087	17,456,969
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes(a)	8.125%	06/04/19		2,745	3,044,232
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%	09/26/20		2,855	2,993,467
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000%	06/15/25		12,135	15,635,887
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	03/28/18		3,253	3,234,045
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	04/26/18		1,153	1,144,454
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	06/19/18		7,189	7,123,451

Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	0.500%		10/30/20	ZAR	53,000	3,147,095
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	0.500%		11/30/20	ZAR	47,000	2,750,331
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.800%		10/15/25		2,653	3,323,180
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		02/27/18		7,512	7,476,814
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		04/16/18		5,637	5,597,000
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.290%		07/16/27		2,756	3,503,143
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.750%		07/15/27		8,230	10,840,334
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.510%		10/12/17		10,000	9,977,200
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.558	%(s)	05/01/18		100	98,655
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	0.500%		02/07/23		7,000	6,364,939
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		06/04/18		5,860	5,796,935
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		07/17/18		4,764	4,704,626
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	5.280%		11/21/18	HKD	6,000	806,536
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.300%		10/10/18		16,017	16,119,701
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22		57,025	55,956,523
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		19,695	20,815,488

						360,365,221

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		9,600	10,512,000

Oil & Gas — 2.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	1.583	%(s)	10/10/36		5,000	2,099,370
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		12,250	14,600,628
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.600%		03/15/46		3,655	4,505,252
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39		1,600	2,124,099
Apache Corp., Sr. Unsec’d. Notes(a)	3.250%		04/15/22		1,500	1,530,519
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		8,973	9,425,688
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42		4,012	4,211,140
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%		01/15/20		6,000	6,099,840
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%		05/06/22		1,515	1,567,955
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	4.500%		10/01/20		435	468,348
California Resources Corp., Gtd. Notes	6.000%		11/15/24		92	48,300
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%		12/15/22		2,326	1,482,825
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,100	1,755,871
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%		11/15/39		22,258	24,035,925
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250%		06/15/37		12,925	12,319,877
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.400%		06/15/47		6,550	6,258,060
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23		3,642	3,624,431
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%		05/15/22		2,750	2,777,310

Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45		2,530	2,576,203
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41		14,222	15,469,525
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32		2,450	3,200,021
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31		10,000	13,080,130
Encana Corp. (Canada), Sr. Unsec’d. Notes(a)	3.900%	11/15/21		9,963	10,230,696
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34		9,785	11,267,780
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	9.250%	04/23/19		2,200	2,426,772
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	4.950%	07/19/22		500	521,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		8,157	9,012,832
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37		1,150	1,417,206
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22		10,205	10,153,975
KazMunaygas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%	04/19/27		3,000	2,981,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN	9.125%	07/02/18		1,300	1,376,375
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%	07/02/18		14,790	15,658,912
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24		1,060	1,254,493
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%	11/09/20		1,625	1,766,375
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45		9,983	10,591,883
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		12,740	12,198,550
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24		3,700	3,804,185
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		7,450	7,879,664
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	5.050%	11/15/44		14,250	14,749,163
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43		6,860	7,202,040
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	03/01/41		1,272	1,435,561
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875%	05/03/22		6,700	7,173,824
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	5.250%	05/23/21		3,000	3,242,790
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN	5.625%	05/20/43		2,155	2,284,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22		2,405	2,527,415
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27		13,390	14,494,675
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		33,400	37,575,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26		2,250	2,643,750
Petroleos Mexicanos (Mexico), Gtd. Notes	3.125%	11/27/20	EUR	3,100	3,884,839
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	4.875%	01/24/22		3,121	3,257,076
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		14,690	15,747,680
Petroleos Mexicanos (Mexico), Gtd. Notes	5.750%	03/01/18		5,000	5,100,000
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45		11,729	11,811,103
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	5.375%	03/13/22		2,705	2,882,177
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27		7,040	7,751,040
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.500%	03/13/27		10,000	11,010,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN(a)	6.750%	09/21/47		29,725	31,270,700
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	14,770	16,028,966
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%	02/21/24	EUR	3,000	3,712,146
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%	02/21/28	EUR	12,360	15,636,189
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26		8,100	9,160,290
Petroleos Mexicanos (Mexico), U.S. Gov’t. Gtd. Notes	1.700%	12/20/22		5,608	5,545,374
Petroleos Mexicanos (Mexico), U.S. Gov’t. Gtd. Notes	2.830%	02/15/24		466	475,439
Phillips 66, Gtd. Notes	4.650%	11/15/34		2,970	3,147,172
Phillips 66, Gtd. Notes	4.875%	11/15/44		2,830	3,066,806
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18		700	725,325
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		4,773	5,250,849

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%		11/14/22		10,400	10,664,160
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20		10,200	10,256,075
Valero Energy Corp., Sr. Unsec’d. Notes(a)	3.400%		09/15/26		26,460	26,235,275
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%		03/15/19		28,450	31,769,489
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.500%		03/23/21		2,940	3,263,400

						566,783,303

Oil & Gas Services — 0.0%
Cameron International Corp., Gtd. Notes	5.950%		06/01/41		2,775	3,344,294

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23		9,615	9,831,338
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	525	707,414
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, 144A	7.375%		07/15/21	EUR	730	1,041,758
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,225	1,344,438
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, PIK, 144A	8.250%		02/15/22	EUR	9,975	12,572,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%		08/15/25		1,200	1,353,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500%		10/01/21		4,000	4,140,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(a)	5.750%		10/15/20		4,400	4,499,000
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		1,140	1,181,963
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22		1,700	1,857,024

						38,528,185

Pharmaceuticals — 1.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%		11/06/22		5,000	5,092,650
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%		11/06/22		10,370	10,682,282
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25		12,685	13,073,161
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35		20,745	22,110,540
Actavis Funding SCS, Gtd. Notes	3.000%		03/12/20		19,100	19,546,806
Actavis Funding SCS, Gtd. Notes(a)	4.550%		03/15/35		16,035	17,186,457
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45		1,428	1,555,932
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22		4,000	4,161,700
Allergan, Inc., Gtd. Notes	1.350%		03/15/18		2,635	2,630,091
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	3.250%		03/01/25		3,875	3,954,162
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(a)	3.250%		02/27/27		9,595	9,832,505
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%		06/15/22		14,120	14,236,518
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.410%		06/15/27		5,940	5,995,925
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%		12/15/24	EUR	10,505	13,306,358
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%		07/15/23		14,825	12,851,422
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000	%(c)	02/01/25		18,005	15,236,731
Express Scripts Holding Co., Gtd. Notes	3.000%		07/15/23		14,875	14,987,410
Express Scripts Holding Co., Gtd. Notes(a)	3.300%		02/25/21		7,900	8,139,093
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%		02/15/21		726	783,641
Grifols SA (Spain), Sr. Unsec’d. Notes, 144A	3.200%		05/01/25	EUR	10,000	12,015,531
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%		05/01/23		3,425	3,245,188
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%		11/01/24		2,775	2,833,969
McKesson Corp., Sr. Unsec’d. Notes	6.000%		03/01/41		4,550	5,641,072
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.600%		06/01/44		3,437	3,804,876
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25		16,730	16,798,727

Mylan NV, Gtd. Notes	3.000	%(c)	12/15/18	6,710	6,804,484
Mylan NV, Gtd. Notes	3.150%		06/15/21	21,040	21,485,333
Mylan NV, Gtd. Notes(a)	3.950%		06/15/26	25,015	25,514,274
Mylan, Inc., Gtd. Notes	2.600%		06/24/18	2,800	2,817,198
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%		09/23/21	3,950	3,937,660
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%		09/23/23	26,295	26,245,828
Shire Acquisitions Investments Ireland DAC, Gtd. Notes(a)	3.200%		09/23/26	23,000	22,712,454
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%		10/01/26	9,540	9,128,788
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%		10/01/46	2,245	2,041,668
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%		03/01/23	2,250	1,918,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	4,900	4,214,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	2,775	2,362,219
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.750%		08/15/21	1,275	1,204,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%		07/15/21	3,000	2,917,500

					373,007,153

Pipelines — 0.9%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%		08/15/26	24,840	24,760,288
DCP Midstream LLC, Gtd. Notes, 144A	5.350%		03/15/20	1,916	2,011,800
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	510	541,200
Enterprise Products Operating LLC, Gtd. Notes(a)	3.700%		02/15/26	7,130	7,328,670
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%		05/15/46	26,550	28,730,233
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.375%		03/30/38	5,106	5,456,736
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20	2,009	2,212,903
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		09/01/39	1,260	1,445,873
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%		12/01/42	1,600	1,497,338
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%		03/15/45	2,830	2,673,911
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	5,500	5,824,214
Magellan Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.250%		09/15/46	2,540	2,497,473
MPLX LP, Sr. Unsec’d. Notes(a)	5.200%		03/01/47	2,081	2,149,973
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17	1,250	1,250,139
ONEOK, Inc., Gtd. Notes	4.950%		07/13/47	34,050	34,148,030
ONEOK, Inc., Gtd. Notes	6.000%		06/15/35	4,200	4,696,860
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%		06/15/44	1,765	1,612,961
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	3.375%		10/15/26	5,760	5,720,216
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.500%		03/15/45	5,300	5,219,657
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%		06/01/25	8,315	8,335,022
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%		07/01/22	700	722,145
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44	875	915,964
Williams Partners LP, Sr. Unsec’d. Notes	3.750%		06/15/27	36,510	36,499,704
Williams Partners LP, Sr. Unsec’d. Notes	3.900%		01/15/25	18,456	18,715,473
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.000%		09/15/25	8,660	8,893,794
Williams Partners LP, Sr. Unsec’d. Notes	4.300%		03/04/24	9,550	10,062,587
Williams Partners LP, Sr. Unsec’d. Notes	4.900%		01/15/45	5,902	5,952,669
Williams Partners LP, Sr. Unsec’d. Notes	5.100%		09/15/45	1,800	1,864,076

					231,739,909

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%	03/20/22		8,720	8,873,864
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,600	15,042,979
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18		3,000	3,037,500

					26,954,343

Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29		2,330	2,363,834
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24		14,830	14,659,885
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22		9,955	10,890,790
HCP, Inc., Sr. Unsec’d. Notes	3.400%	02/01/25		8,835	8,829,160
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875%	03/01/27		5,885	5,925,424
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22		9,340	9,612,252
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17		1,225	1,226,985
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24		5,025	5,288,812
Realty Income Corp., Sr. Unsec’d. Notes	3.000%	01/15/27		16,830	16,042,003
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21		1,615	1,649,319
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23		29,457	30,340,710
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		10,000	10,382,550
Select Income REIT, Sr. Unsec’d. Notes(a)	2.850%	02/01/18		4,615	4,632,823
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		350	363,959
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18		6,250	6,247,762
Trust F/1401 (Mexico), Sr. Unsec’d. Notes	5.250%	12/15/24		2,000	2,108,100
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,830	2,982,961
Ventas Realty LP, Gtd. Notes	3.100%	01/15/23		12,040	12,140,197
Ventas Realty LP, Gtd. Notes	3.500%	02/01/25		5,000	5,016,405
Ventas Realty LP, Gtd. Notes	3.850%	04/01/27		31,660	32,160,671
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000%	04/30/19		17,000	17,468,078
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20		13,220	13,499,405
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25		10,745	11,254,238
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26		16,080	17,055,477

					242,141,800

Retail — 0.9%
AutoZone, Inc., Sr. Unsec’d. Notes(a)	3.250%	04/15/25		18,000	17,755,488
Brinker International, Inc., Sr. Unsec’d. Notes	2.600%	05/15/18		17,380	17,380,000
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20		7,525	7,535,332
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22		10,067	10,159,626
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.875%	06/01/26		11,150	10,839,651
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		17,017	19,528,199
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43		6,640	7,752,552
Dollar Tree, Inc., Gtd. Notes(a)	5.750%	03/01/23		3,600	3,811,500
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	4,100	5,247,917
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000%	04/01/26		1,385	1,397,113
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%	09/15/56		7,280	6,654,342
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43		955	1,009,979
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A(a)	5.250%	06/01/26		4,525	4,796,500
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22		10,595	11,098,262
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23		3,225	3,374,156
L Brands, Inc., Gtd. Notes	6.750%	07/01/36		10,500	9,975,000
L Brands, Inc., Gtd. Notes	7.000%	05/01/20		2,950	3,241,313
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,350	2,590,875
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		16,865	16,226,727
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22		475	475,617

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		3,110	3,258,764
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	4.700%	12/09/35		1,085	1,203,230
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37		860	1,126,397
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	24,525	31,055,274
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		28,299	28,864,980
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	5.625%	04/15/41		525	681,837

					227,040,631

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,225	3,317,196

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22		7,950	8,071,198
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24		15,740	16,197,420
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		33,000	33,870,375
Micron Semiconductor Asia Pte Ltd. (Singapore), U.S. Gov’t. Gtd. Notes	1.258%	01/15/19		847	841,855
Micron Technology, Inc., Sr. Sec’d. Notes	7.500%	09/15/23		12,040	13,429,296
Micron Technology, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/25		4,049	4,295,746
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24		1,650	1,719,614
NVIDIA Corp., Sr. Unsec’d. Notes	2.200%	09/16/21		7,940	7,906,866
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		12,775	12,932,516
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21		5,000	5,243,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		16,175	17,471,911
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23		3,800	3,986,200
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22		6,600	6,864,000
QUALCOMM, Inc., Sr. Unsec’d. Notes	1.850%	05/20/19		20,985	21,073,892
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900%	05/20/24		9,450	9,527,405
QUALCOMM, Inc., Sr. Unsec’d. Notes	3.250%	05/20/27		14,660	14,764,233
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000%	10/01/25		11,775	12,393,187

					190,589,464

Software — 1.2%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18		3,238	3,351,330
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22		28,170	28,908,815
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes(a)	3.000%	08/15/26		19,190	18,802,631
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46		8,630	8,883,515
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		45,097	48,648,389
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20		5,765	5,854,715
Infor US, Inc., Gtd. Notes	6.500%	05/15/22		7,050	7,340,812
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22		19,375	19,589,675
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25		16,150	16,598,889
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56		13,965	14,098,771
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		16,690	18,526,534
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20		4,819	4,891,285
Oracle Corp., Sr. Unsec’d. Notes(a)	2.400%	09/15/23		46,410	46,160,221
Oracle Corp., Sr. Unsec’d. Notes(a)(h)	2.950%	05/15/25		52,640	53,210,407
Oracle Corp., Sr. Unsec’d. Notes(a)	4.300%	07/08/34		3,265	3,570,660
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	15,275	18,808,408

					317,245,057

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25		27,950	27,533,741
AT&T, Inc., Sr. Unsec’d. Notes	3.600%		02/17/23		1,620	1,675,772
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25		11,900	12,176,901
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%		05/15/35		4,295	4,182,746
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49		2,414	2,213,218
AT&T, Inc., Sr. Unsec’d. Notes	4.900%		08/14/37		11,495	11,435,375
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42		2,700	2,733,601
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37		12,650	13,240,464
AT&T, Inc., Sr. Unsec’d. Notes	5.300%		08/14/58		13,130	13,133,230
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		370	388,988
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18		4,500	4,586,580
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.125%		03/11/23		1,955	2,059,931
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.350%		05/20/24		1,400	1,482,258
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		5,751	6,059,673
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%		05/20/24		1,200	1,270,507
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes, 144A	7.375%		03/30/21		3,750	4,003,125
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250%		09/30/20		1,800	1,725,750
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(a)	8.250%		09/30/20		1,950	1,869,563
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23		5,040	4,819,500
Qwest Capital Funding, Inc., Gtd. Notes	6.500%		11/15/18		798	838,898
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		11,252	11,969,315
Sprint Communications Inc, Gtd. Notes, 144A	7.000%		03/01/20		5,000	5,462,500
Sprint Corp., Gtd. Notes(a)	7.625%		02/15/25		6,700	7,554,250
Sprint Corp., Gtd. Notes(a)	7.875%		09/15/23		3,400	3,859,000
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	9,350	13,487,503
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.992	%(c)	09/14/18		200	203,668
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55		1,800	1,653,876
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		04/15/49		654	651,761
VimpelCom Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950%		06/16/24		1,500	1,509,375

						163,781,069

Textiles — 0.1%
Cintas Corp. No 2, Gtd. Notes	2.900%		04/01/22		8,105	8,256,912
Cintas Corp. No 2, Gtd. Notes	3.700%		04/01/27		17,155	17,940,459
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		673	694,326
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%		06/01/21		2,832	2,909,880

						29,801,577

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550%		09/22/19		3,655	3,677,518
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42		6,925	7,530,044
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%		03/15/43		2,960	3,227,400
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.550%		09/01/44		2,310	2,566,687
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45		8,845	9,997,159
CSX Corp., Sr. Unsec’d. Notes	2.600%		11/01/26		46,540	45,093,770
FedEx Corp., Gtd. Notes(a)	3.250%		04/01/26		1,915	1,948,562
FedEx Corp., Gtd. Notes	4.550%		04/01/46		7,425	7,873,240

FedEx Corp., Gtd. Notes	4.750%	11/15/45	13,235	14,400,077
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	3,700	4,485,277
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,225	7,322,046
Union Pacific Corp., Sr. Unsec’d. Notes	3.799%	10/01/51	1,800	1,766,911
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,265	2,352,769

				112,241,460

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	14,827	14,986,242
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300%	04/01/21	21,250	21,930,701

				36,916,943

TOTAL CORPORATE BONDS (cost $10,459,812,800)				10,713,099,789

MUNICIPAL BONDS — 0.7%
California — 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	10,755	15,639,276
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50	525	802,421
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618%	08/01/40	4,300	6,393,283
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582%	05/15/39	5,045	6,573,282
Los Angeles Department of Water, BABs, Revenue Bonds	6.008%	07/01/39	6,200	7,831,716
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39	8,475	10,874,442
State of California, GO Unlimited, BABs	7.300%	10/01/39	835	1,233,186
State of California, GO Unlimited, BABs	7.550%	04/01/39	1,600	2,477,168
State of California, GO Unlimited, BABs	7.600%	11/01/40	2,320	3,628,990
State of California, GO Unlimited, BABs	7.625%	03/01/40	275	424,377
University of California, BABs, Revenue Bonds	5.770%	05/15/43	500	640,890
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	2,050	2,113,161
University of California, Taxable, Revenue Bonds, Series AQ	4.767%	05/15/2115	4,900	5,021,569
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45	2,250	2,327,467

				65,981,228

Colorado — 0.0%
Colorado Bridge Enterprise, BABs, Taxable, Revenue Bonds, Sr. Series A	6.078%	12/01/40	1,000	1,266,560
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	3,320	4,423,004

				5,689,564

Illinois — 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	4,246,722
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34	5,000	6,364,450

				10,611,172

Kentucky — 0.0%
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303%	11/01/19	800	836,520
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	5.373%	11/01/25	1,900	2,132,978

				2,969,498

New Jersey — 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A(a)	7.102%	01/01/41	4,478	6,547,194
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F(a)	7.414%	01/01/40	8,115	12,270,611
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	1,350	1,618,029

				20,435,834

New York — 0.2%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687%	11/15/40	700	953,694
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.725%	11/01/23	1,400	1,544,032
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.905%	11/01/24	1,100	1,232,396
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	2,810	3,857,652
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%	03/15/39	18,800	23,086,212
Port Authority of New York & New Jersey	4.458%	10/01/62	2,600	2,871,752
Port Authority of New York & New Jersey	4.810%	10/15/65	8,650	10,110,639

				43,656,377

Ohio — 0.0%
Ohio State University (The), BABs, Revenue Bonds	4.910%	06/01/40	295	353,256
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	2,810	2,887,022
Ohio State Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879%	12/01/34	375	427,234

				3,667,512

Oregon — 0.0%
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34	675	862,718

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39	400	530,724
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%	12/01/45	5,370	6,908,505

				7,439,229

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731%	07/01/43	550	730,708

Texas — 0.0%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42	6,480	7,045,639

TOTAL MUNICIPAL BONDS (cost $159,179,969)				169,089,479

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	40	40,453
Alternative Loan Trust, Series 2005-61, Class 1A1	1.752	%(c)	12/25/35	2,104	2,005,042
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	3.448	%(c)	02/25/45	77	77,449
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	1.201	%(c)	07/27/57	10,490	10,020,207
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	1.422	%(c)	03/27/36	20,085	19,447,758
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	1.362	%(c)	02/27/37	26,963	25,662,634
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	1.402	%(c)	05/27/36	24,807	24,310,076
Banc of America Funding Trust, Series 2005-D, Class A1	3.227	%(c)	05/25/35	105	109,013
Banc of America Funding Trust, Series 2006-I, Class 4A1	3.582	%(c)	10/20/46	49	36,410
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A	1.443	%(c)	05/26/37	2,818	2,702,084
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.949	%(c)	09/26/45	4,687	4,682,313
Banc of America Funding Trust, Series 2015-R2, Class 5A1, 144A	1.397	%(c)	09/29/36	19,483	18,738,463
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(c)	01/27/30	11,220	11,207,089
Banc of America Funding Trust, Series 2015-R9, Class 2A1, 144A	1.437	%(c)	02/26/37	11,900	11,317,964
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	4	3,767
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.839	%(c)	06/25/34	580	575,643
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	3.622	%(c)	03/25/35	24	23,159
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.622	%(c)	03/25/35	703	683,197
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A	3.233	%(c)	11/25/27	13,450	13,440,229
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.983	%(c)	10/27/27	8,715	8,714,573
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.383	%(c)	10/25/28	22,164	22,179,487
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	3.479	%(c)	05/25/35	212	208,954
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	3.479	%(c)	05/25/35	71	70,839
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.979	%(c)	02/25/33	5	4,830
Bear Stearns ARM Trust, Series 2005-4, Class 3A1	3.370	%(c)	08/25/35	435	394,942
Bear Stearns ARM Trust, Series 2007-3, Class 1A1	3.653	%(c)	05/25/47	461	437,272
CHL Mortgage Pass-Through Trust, Series 2003-53, Class A1	3.391	%(c)	02/19/34	17,061	17,215,619
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%		12/25/35	948	842,042
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	3.309	%(c)	02/20/36	47	42,178
CIM Trust, Series 2017-2, Class A1, 144A	3.227	%(c)	12/25/57	74,203	74,182,005
CIM Trust, Series 2017-3, Class A3, 144A	3.227	%(c)	01/25/57	82,649	83,833,552
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.184	%(c)	09/25/47	12,271	11,118,197
Credit Suisse Mortgage Trust, Series 2017-3R, 144A	3.051	%(c)	02/27/47	37,572	37,400,923
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	6.482	%(c)	10/25/23	3,205	3,763,021
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.682	%(c)	01/25/29	19,241	19,496,721

Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.782	%(c)	07/25/29	12,820	13,787,256
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.232	%(c)	10/25/29	20,160	21,102,131
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2	3.424	%(c)	01/25/30	44,090	43,937,224
Fannie Mae REMICS, Series 2000-32, Class FM	1.676	%(c)	10/18/30	1	1,381
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	46	51,394
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	2.132	%(c)	07/25/44	185	187,700
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.932	%(c)	02/25/45	19	19,522
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	22	23,254
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	104	117,988
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	51	60,305
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3	5.232	%(c)	08/25/24	1,734	1,891,035
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.782	%(c)	10/25/24	8,881	9,743,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2	3.082	%(c)	10/25/27	16,140	16,605,839
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.532	%(c)	10/25/27	48,903	54,692,076
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.532	%(c)	03/25/29	41,580	42,259,633
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.482	%(c)	11/25/28	14,340	14,829,589
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.582	%(c)	03/25/29	11,730	11,948,760
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.532	%(c)	04/25/29	30,250	30,580,185
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.482	%(c)	07/25/29	20,400	21,672,321
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	1.356	%(c)	01/26/37	12,619	12,373,318
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	1.356	%(c)	01/26/37	6,300	5,713,422
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	1.356	%(c)	10/26/36	16,409	15,942,170
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	1.356	%(c)	10/26/36	5,200	4,424,410
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A	2.232	%(c)	10/25/37	26,368	25,674,270
Impac CMB Trust, Series 2005-1, Class 1A1	1.752	%(c)	04/25/35	2,556	2,435,773
IndyMac ARM Trust, Series 2001-H2, Class A1	2.113	%(c)	01/25/32	3	2,219
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1	1.412	%(c)	07/25/37	5,816	5,453,927
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	3.351	%(c)	03/25/36	237	188,887
JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A	3.227	%(c)	08/26/46	15,437	15,529,529
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.232	%(c)	09/01/21	20,870	20,877,916
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	3.232	%(c)	04/01/22	47,836	47,938,771
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.232	%(c)	05/01/22	198,917	197,607,685

LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.232	%(c)	05/01/22		185,811	184,594,167
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	3.232	%(c)	11/01/21		19,626	19,603,251
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%		02/25/19		9	8,863
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		20	19,960
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.424	%(c)	05/10/19		105,260	105,260,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.394	%(c)	06/10/19		17,800	17,771,983
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, 144A	2.074	%(c)	07/10/19		30,000	30,009,858
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	2.074	%(c)	07/10/19		16,440	16,445,402
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1	1.662	%(c)	04/25/35		4,000	3,887,812
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	1.632	%(c)	02/25/34		21	19,622
RALI Trust, Series 2006-QA1, Class A21	4.357	%(c)	01/25/36		1,043	866,593
Regal Trust IV, Series 1999-1, Class A, 144A	2.148	%(c)	09/29/31		47	44,618
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32		15	14,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.434	%(c)	02/25/34		226	227,447
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.380	%(c)	12/25/34		16,756	16,258,239
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	1.888	%(c)	09/19/32		24	22,936
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.244	%(c)	07/25/32		2	1,843
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	4.232	%(c)	07/25/32		116	113,399
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.082	%(c)	10/25/33		328	333,372
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A3	1.800	%(c)	07/25/44		4,082	3,950,842
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR5, Class A6	2.999	%(c)	05/25/35		2,187	2,194,925
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	3.257	%(c)	02/25/33		1	722
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.292	%(c)	07/25/36		275	265,856
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 6A1	3.073	%(c)	03/25/36		11,436	11,487,244
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	3.320	%(c)	04/25/35		394	395,199
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	3.126	%(c)	03/25/36		135	136,217

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,449,674,465)						1,476,596,419

SOVEREIGN BONDS — 6.2%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.000%		01/15/27	EUR	6,650	7,325,439
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		22,325	24,032,863
Brazil Loan Trust 1, 1st Lien	5.477%		07/24/23		2,454	2,527,707
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.000%		01/15/18		12	12,316

Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21		2,600	2,772,900
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.000%		06/15/45		1,400	1,418,200
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		1,015	1,316,963
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375%		02/15/27		900	1,085,400
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20		1,500	1,849,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		21,430	23,733,725
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		2,500	2,768,750
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%		08/05/26		8,420	8,239,324
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	2.240%		09/14/18		6,050	6,006,392
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		33,908	43,341,104
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		12,400	12,092,356
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25		2,400	2,340,456
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/23	EUR	1,000	1,109,612
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/24	EUR	1,000	1,088,763
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/26	EUR	2,500	2,650,490
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/27	EUR	2,500	2,617,149
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/28	EUR	5,875	5,870,493
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/29	EUR	4,105	3,942,820
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/30	EUR	5,505	5,199,453
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/31	EUR	600	555,406
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/32	EUR	1,000	914,886
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/33	EUR	12,500	11,205,045
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/34	EUR	3,925	3,485,032
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/35	EUR	820	714,134
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/36	EUR	6,750	5,798,317
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/37	EUR	500	425,363
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/39	EUR	2,275	1,912,127
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/40	EUR	950	798,696
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/41	EUR	2,500	2,100,534
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/42	EUR	560	470,453
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	30,155	35,379,668

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.800%		08/08/17	JPY	1,800,000	16,140,161
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005%		09/18/19		5,200	5,188,560
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	500,000	4,530,945
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		7,102	7,188,786
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		2,300	2,578,466
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	5.375%		03/25/24		6,790	7,712,381
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		20,700	23,856,750
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%		01/11/19	EUR	1,795	2,309,297
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		40,620	45,769,073
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	7.625%		03/29/41		672	1,019,393
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%		07/08/21	EUR	3,200	4,058,432
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	13,850	17,904,626
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	27,625	36,144,294
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	6.875%		01/17/18		6,760	6,916,609
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%		07/18/24	EUR	1,750	2,110,487
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		9,900	9,843,798
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125%		06/15/25	EUR	7,375	8,900,742
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		3,400	3,301,162
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.542	%(c)	11/13/18		14,000	14,028,700
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		35,150	35,164,376
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		11/13/18		55,000	54,976,460
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		5,000	5,016,700
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		02/10/25		15,000	14,501,220
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20		9,200	9,260,968
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%		07/21/22		1,200	1,198,298
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		11,600	11,683,218
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%		02/05/18		30,400	30,317,616
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%		04/18/18		10,000	9,934,120
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.500%		09/12/17		9,550	9,546,619
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.125%		02/12/21		4,200	4,156,454

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.125%		04/13/21		9,076	8,965,545
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18		21,000	21,116,865
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		03/06/19		440	439,733
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		04/13/21		14,190	14,017,308
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN(a)	2.125%		10/25/23		21,000	20,411,034
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/13/25		44,000	42,988,088
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.500%		09/12/18		7,000	7,037,786
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22		8,600	8,647,377
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875%		11/13/19		13,300	13,211,502
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A	8.875%		12/01/24		6,105	8,499,094
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	5.125%		09/14/17		24,221	24,310,085
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	7.375%		02/11/20		20,300	22,888,250
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%		02/11/20		10,290	11,601,975
Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes	5.500%		02/12/18		5,000	5,090,870
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.600%		01/23/46		5,000	4,950,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	5,500	7,396,228
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	4.750%		03/08/44		19,040	19,268,480
Municipality Finance PLC (Finland), Local Gov’t. Gtd.	1.250%		09/10/18		3,000	2,991,957
National Archives Facility Trust, U.S. Gov’t. Gtd. Notes	8.500%		09/01/19		1,965	2,108,105
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,700	3,848,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		01/16/23		7,800	9,964,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610	%(s)	05/31/18		484	468,155
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407	%(s)	05/31/18		1,021	987,288
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes	4.000%		11/21/18		3,000	3,071,400
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750%		03/01/30	EUR	3,650	5,042,871
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		4,450	7,172,991
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		44,700	45,786,210
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.050%		08/17/26		8,800	8,266,966
Province of Alberta (Canada), Sr. Unsec’d. Notes, 144A	2.050%		08/17/26		19,800	18,600,674
Province of Alberta (Canada), Unsec’d. Notes	2.200%		07/26/22		14,650	14,631,277
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500%		01/15/26		8,090	10,230,161
Province of British Columbia (Canada), Unsec’d. Notes	7.250%		09/01/36		1,000	1,528,180
Province of Manitoba (Canada), Sr. Unsec’d. Notes(a)	2.125%		06/22/26		2,700	2,566,407
Province of Manitoba (Canada), Deb. Notes	9.250%		04/01/20		1,195	1,407,993
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22		5,680	5,661,614

Province of Nova Scotia (Canada), Deb. Notes	9.250%		03/01/20		81	94,393
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22		18,295	18,342,896
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22		1,190	1,202,549
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		9,189	9,802,210
Province of Quebec (Canada), Deb. Notes	7.125%		02/09/24		1,600	1,997,630
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27		6,190	6,183,117
Province of Quebec (Canada), Unsec’d. Notes, MTN(a)	6.350%		01/30/26		2,078	2,596,586
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	%(c)	02/27/26		6,050	7,766,095
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.295%		07/22/26		65	84,035
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.365	%(c)	03/06/26		82	108,485
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.485	%(c)	03/02/26		11,700	15,424,438
Province of Saskatchewan (Canada), Deb. Notes	8.500%		07/15/22		1,255	1,589,884
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		17,340	19,649,341
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes	7.750%		01/17/38		3,000	4,240,995
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%		09/27/23		42,778	51,119,710
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		7,741	8,822,495
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	6.375%		07/15/19		15,000	16,327,500
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	600	735,777
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	2.375%		04/19/27	EUR	6,600	7,813,055
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%		10/29/35	EUR	19,865	24,662,522
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN(a)	4.875%		01/22/24		2,044	2,248,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%		10/29/35	EUR	3,520	4,370,102
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN	2.375%		10/26/21		1,000	984,638
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.750%		05/10/18		32,334	33,061,515
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes(a)	5.250%		02/18/24		27,610	31,690,868
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%		10/26/22		19,100	21,802,459
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850%		05/10/23		48,200	56,312,349
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN	4.000%		03/06/18		30,378	30,679,228
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A, MTN	4.000%		03/06/18		14,300	14,441,799
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010%		11/21/44		6,500	6,459,479
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.875%		06/17/19		7,500	7,538,865
Sweden Government International Bond (Sweden), Unsec’d. Notes, 144A, MTN	1.500%		07/25/19		21,000	20,998,740
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18		44,600	44,563,874
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.000%		05/17/21		5,630	5,544,801
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/20/19		5,600	5,612,790
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20		3,950	3,940,552

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		13,300	13,098,731
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		3,600	3,615,221
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		19,910	21,217,689
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		5,000	5,147,160
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		14,590	16,024,927
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	500	651,680
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646%		07/06/21		3,260	3,528,624

TOTAL SOVEREIGN BONDS (cost $1,555,223,604)						1,569,633,720

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Fannie Mae Strips Interest	1.093	%(s)	02/07/18		325	322,511
Fannie Mae Strips Interest	2.276	%(s)	11/15/26		100	77,289
Fannie Mae Strips Interest	2.461	%(s)	05/15/27		18,594	14,152,749
Fannie Mae Strips Interest	2.972	%(s)	05/15/29		2,174	1,533,142
Fannie Mae Strips Interest	3.032	%(s)	11/15/29		274	189,936
Fannie Mae Strips Interest	3.058	%(s)	05/15/30		1,603	1,088,063
Fannie Mae Strips Interest	3.068	%(s)	11/15/30		530	351,464
Fannie Mae Strips Interest	3.077	%(s)	07/15/29		4,091	2,867,415
Fannie Mae Strips Interest	3.088	%(s)	11/15/27		360	268,967
Fannie Mae Strips Principal, MTN	2.567	%(s)	10/08/27		2,275	1,709,510
Fannie Mae Strips Principal, MTN	3.030	%(s)	05/15/30		12,516	8,495,448
Fannie Mae Strips Principal	3.097	%(s)	01/15/30		2,597	1,789,411
Fannie Mae Strips Principal	3.400	%(s)	11/15/30		900	597,000
Fannie Mae Strips Principal	3.535	%(s)	07/15/37		2,295	1,139,573
Federal Home Loan Banks	2.250%		10/27/26		7,105	6,817,795
Federal Home Loan Mortgage Corp., MTN	2.316	%(s)	12/11/25		748	602,555
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		3,002	3,032,380
Federal Home Loan Mortgage Corp., MTN	2.550	%(s)	12/17/29		1,485	1,026,214
Federal Home Loan Mortgage Corp., MTN	2.559	%(s)	12/14/29		4,500	3,116,938
Federal Home Loan Mortgage Corp.	4.000%		TBA		7,500	7,899,609
Federal Home Loan Mortgage Corp.	4.500%		09/01/39		1,301	1,400,234
Federal Home Loan Mortgage Corp.	5.000%		01/01/39		122	133,771
Federal Home Loan Mortgage Corp.	5.000%		07/01/40		256	281,717
Federal Home Loan Mortgage Corp.	5.500%		06/01/31		3	3,624
Federal Home Loan Mortgage Corp.	5.500%		10/01/33		474	540,948
Federal Home Loan Mortgage Corp.	5.500%		07/01/34		7	7,750
Federal Home Loan Mortgage Corp.	6.000%		10/01/32		21	23,130
Federal Home Loan Mortgage Corp.	6.000%		12/01/32		16	18,307
Federal Home Loan Mortgage Corp.	6.000%		02/01/33		17	18,943
Federal Home Loan Mortgage Corp.	6.000%		11/01/33		142	161,690
Federal Home Loan Mortgage Corp.	6.000%		01/01/34		82	93,429
Federal Home Loan Mortgage Corp.	6.000%		11/01/36		7	8,204
Federal Home Loan Mortgage Corp.	6.000%		12/01/36		3	3,364
Federal Home Loan Mortgage Corp.(hh)	6.250%		07/15/32		30,870	43,785,483
Federal Home Loan Mortgage Corp.	6.500%		07/01/32		3	3,298
Federal Home Loan Mortgage Corp.	6.500%		07/01/32		3	3,736
Federal Home Loan Mortgage Corp.	6.500%		08/01/32		2	2,365
Federal Home Loan Mortgage Corp.	6.500%		08/01/32		7	7,611
Federal Home Loan Mortgage Corp.	6.500%		08/01/32		6	6,480

Federal Home Loan Mortgage Corp.	6.500%		08/01/32		6		6,891
Federal Home Loan Mortgage Corp.	6.500%		09/01/32		57		62,787
Federal Home Loan Mortgage Corp.	6.500%		11/01/33		29		31,688
Federal Home Loan Mortgage Corp.(hh)	6.750%		03/15/31		41,597		60,300,592
Federal Home Loan Mortgage Corp.	7.000%		09/01/32		33		34,499
Federal Home Loan Mortgage Corp.	8.500%		08/01/24		3		3,108
Federal Home Loan Mortgage Corp.	8.500%		10/01/24		1		1,119
Federal Home Loan Mortgage Corp.	8.500%		11/01/24		2		1,891
Federal Judiciary Office Building Trust	2.104	%(s)	02/15/24		325		270,039
Federal National Mortgage Assoc.	1.361	%(s)	10/09/19		10,200		9,792,296
Federal National Mortgage Assoc.(k)	1.875%		09/24/26		5,080		4,846,645
Federal National Mortgage Assoc.(hh)(k)	2.125%		04/24/26		38,022		37,163,539
Federal National Mortgage Assoc.	2.132	%(c)	09/01/40		17		16,831
Federal National Mortgage Assoc.	2.441	%(c)	01/01/20		5		5,529
Federal National Mortgage Assoc.	2.816	%(s)	11/15/30		11,100		7,361,531
Federal National Mortgage Assoc.	3.050	%(c)	05/01/36		9		9,423
Federal National Mortgage Assoc.	3.154	%(c)	05/01/36		17		17,418
Federal National Mortgage Assoc.	3.201	%(s)	03/17/31		2,810		1,829,765
Federal National Mortgage Assoc.(tt)	4.000%		TBA		4,000		4,211,094
Federal National Mortgage Assoc.	4.000%		TBA		15,000		15,768,163
Federal National Mortgage Assoc.	4.000%		12/01/40		235		250,077
Federal National Mortgage Assoc.	4.499	%(c)	01/01/28		3		3,480
Federal National Mortgage Assoc.	4.500%		01/01/25		124		130,725
Federal National Mortgage Assoc.	4.500%		02/01/33		13		13,727
Federal National Mortgage Assoc.	4.500%		08/01/33		8		8,556
Federal National Mortgage Assoc.	5.000%		TBA		500		546,602
Federal National Mortgage Assoc.	5.000%		10/01/17		—	(r)	157
Federal National Mortgage Assoc.	5.000%		06/01/18		7		6,771
Federal National Mortgage Assoc.	5.000%		07/01/18		4		4,321
Federal National Mortgage Assoc.	5.000%		08/01/18		12		12,443
Federal National Mortgage Assoc.	5.000%		12/01/19		49		50,489
Federal National Mortgage Assoc.	5.000%		03/01/34		1,073		1,174,849
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	1,700		2,998,933
Federal National Mortgage Assoc.	5.500%		07/01/33		40		44,371
Federal National Mortgage Assoc.	5.500%		08/01/33		1		737
Federal National Mortgage Assoc.	5.500%		10/01/33		92		102,803
Federal National Mortgage Assoc.	5.500%		11/01/33		12		13,866
Federal National Mortgage Assoc.	5.500%		01/01/34		18		19,769
Federal National Mortgage Assoc.	5.500%		04/01/34		34		38,097
Federal National Mortgage Assoc.	5.500%		04/01/34		106		118,079
Federal National Mortgage Assoc.	5.500%		04/01/34		8		9,375
Federal National Mortgage Assoc.	5.500%		05/01/34		5		5,861
Federal National Mortgage Assoc.	5.500%		05/01/34		38		42,265
Federal National Mortgage Assoc.	5.500%		05/01/34		83		91,621
Federal National Mortgage Assoc.	5.500%		03/01/35		1,923		2,149,771
Federal National Mortgage Assoc.	6.000%		09/01/17		—	(r)	49
Federal National Mortgage Assoc.	6.000%		09/01/32		—	(r)	280
Federal National Mortgage Assoc.	6.000%		11/01/32		6		7,208
Federal National Mortgage Assoc.	6.000%		03/01/33		4		3,991
Federal National Mortgage Assoc.	6.000%		10/01/33		6		6,473
Federal National Mortgage Assoc.	6.000%		11/01/33		183		207,935
Federal National Mortgage Assoc.	6.000%		02/01/34		228		260,576
Federal National Mortgage Assoc.	6.000%		11/01/34		74		84,982
Federal National Mortgage Assoc.	6.000%		11/01/34		35		40,046
Federal National Mortgage Assoc.	6.000%		01/01/35		79		89,147
Federal National Mortgage Assoc.	6.000%		04/01/36		13		15,122
Federal National Mortgage Assoc.	6.000%		04/01/36		2		1,755
Federal National Mortgage Assoc.	6.000%		04/01/36		14		15,559
Federal National Mortgage Assoc.	6.000%		06/01/37		26		29,769

Federal National Mortgage Assoc.(hh)(k)	6.250%		05/15/29	48,064		65,194,106
Federal National Mortgage Assoc.	6.500%		12/01/17	1		1,445
Federal National Mortgage Assoc.	6.500%		09/01/21	8		8,986
Federal National Mortgage Assoc.	6.500%		07/01/32	17		19,258
Federal National Mortgage Assoc.	6.500%		08/01/32	18		20,871
Federal National Mortgage Assoc.	6.500%		09/01/32	92		104,520
Federal National Mortgage Assoc.	6.500%		09/01/32	50		56,545
Federal National Mortgage Assoc.	6.500%		09/01/32	48		53,402
Federal National Mortgage Assoc.	6.500%		09/01/32	7		8,218
Federal National Mortgage Assoc.	6.500%		10/01/32	40		44,950
Federal National Mortgage Assoc.	6.500%		04/01/33	72		81,161
Federal National Mortgage Assoc.	6.500%		11/01/33	27		29,375
Federal National Mortgage Assoc.(hh)(k)	6.625%		11/15/30	51,424		73,468,132
Federal National Mortgage Assoc.	7.000%		03/01/32	1		1,209
Federal National Mortgage Assoc.	7.000%		05/01/32	29		31,575
Federal National Mortgage Assoc.	7.000%		06/01/32	10		11,020
Federal National Mortgage Assoc.(hh)	7.125%		01/15/30	7,255		10,599,758
Financing Corp.	9.800%		04/06/18	300		317,482
Freddie Mac Coupon Strips	3.226	%(s)	01/15/32	1,526		968,114
Freddie Mac Coupon Strips	3.247	%(s)	07/15/32	1,982		1,234,132
Freddie Mac Strips Interest	2.100	%(s)	09/15/25	9,000		7,318,359
Freddie Mac Strips Interest	2.692	%(s)	03/15/30	200		136,719
Freddie Mac Strips Interest	3.280	%(s)	03/15/31	2,413		1,589,699
Freddie Mac Strips Interest	3.303	%(s)	07/15/31	4,740		3,071,657
Freddie Mac Strips Principal	2.843	%(s)	07/15/32	2,550		1,587,808
Freddie Mac Strips Principal	3.124	%(s)	03/15/31	16,557		10,914,126
Government National Mortgage Assoc.	3.000%		01/15/45	231		234,352
Government National Mortgage Assoc.	3.000%		03/15/45	52		52,647
Government National Mortgage Assoc.	3.000%		03/15/45	478		485,363
Government National Mortgage Assoc.	3.500%		10/15/40	499		518,877
Government National Mortgage Assoc.(tt)	4.000%		TBA	33,500		35,269,219
Government National Mortgage Assoc.	4.000%		TBA	30,500		32,069,082
Government National Mortgage Assoc.	4.500%		02/20/41	3,798		4,066,896
Government National Mortgage Assoc.	5.000%		08/20/39	1,179		1,301,736
Government National Mortgage Assoc.	5.500%		08/15/33	15		16,630
Government National Mortgage Assoc.	6.000%		01/15/33	24		26,973
Government National Mortgage Assoc.	6.000%		03/15/33	8		9,372
Government National Mortgage Assoc.	6.000%		05/15/33	10		11,643
Government National Mortgage Assoc.	6.000%		06/15/33	9		9,862
Government National Mortgage Assoc.	6.000%		12/15/33	25		28,286
Government National Mortgage Assoc.	6.500%		09/15/32	66		73,862
Government National Mortgage Assoc.	6.500%		09/15/32	101		110,116
Government National Mortgage Assoc.	6.500%		11/15/33	155		169,716
Government National Mortgage Assoc.	6.500%		11/15/33	72		80,868
Government National Mortgage Assoc.	6.500%		07/15/38	2		2,711
Government National Mortgage Assoc.	8.000%		08/20/31	—	(r)	221
Government National Mortgage Assoc.	8.500%		06/15/30	1		1,441
Government National Mortgage Assoc.	8.500%		06/15/30	—	(r)	368
Government National Mortgage Assoc.	8.500%		08/20/30	4		4,623
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	2,555		2,664,793
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.081	%(s)	08/15/24	160		135,029
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.240	%(s)	02/15/26	514		410,423
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.247	%(s)	11/15/26	3,325		2,585,849
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.360	%(s)	11/01/23	2,308		2,016,869
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.437	%(s)	08/15/27	6,365		4,813,340
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	9,290		11,085,153
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/33	10,938		14,525,183
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299%		03/15/19	1,261		1,311,908
New Valley Generation IV, Pass-Through Certificates, Sec’d. Notes	4.687%		01/15/22	720		754,105

New Valley Generation V, Pass-Through Certificates, Sec’d. Notes	4.929%		01/15/21	1,149	1,213,648
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	—	%(ss)	04/09/20	3,000	3,096,459
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090%		05/15/28	3,000	2,921,916
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190%		10/05/34	3,000	3,036,696
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490%		12/20/29	186	194,844
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820%		12/20/32	121	128,083
Residual Funding Corp., Strips Principal, Unsec’d. Notes	1.727	%(s)	10/15/20	33,100	31,304,292
Residual Funding Corp., Strips Principal, Unsec’d. Notes	3.232	%(s)	04/15/30	92,484	63,328,881
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	3.161	%(s)	01/15/30	2,000	1,384,814
Resolution Funding Corp. Interest Strip, Unsec’d. Notes	2.840	%(s)	04/15/27	8,558	6,535,026
Resolution Funding Corp. Interest Strip, Unsec’d. Notes	2.886	%(s)	07/15/27	6,838	5,178,048
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.819	%(s)	07/15/26	6,000	4,747,188
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.969	%(s)	04/15/30	45	30,814
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.000	%(s)	01/15/30	452	312,807
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.048	%(s)	01/15/27	18,505	14,316,079
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	5,675	5,832,992
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235%		07/15/45	1,022	1,143,849
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	2,459	3,217,803
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	1.901	%(s)	07/15/20	300	283,493
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.351	%(s)	09/15/27	2,037	1,506,647
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.716	%(s)	06/15/29	1,400	965,681
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.842	%(s)	11/01/25	19,475	15,607,538
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.964	%(s)	05/01/30	15,573	10,279,255
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	5.450%		08/01/19	1,038	1,060,260
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	11,222	11,030,429

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $745,214,440)					734,295,223

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds	2.000%		08/15/25	25,000	24,628,900
U.S. Treasury Bonds	2.250%		11/15/24	99,100	99,866,440
U.S. Treasury Bonds	2.875%		05/15/43	56,715	56,697,305
U.S. Treasury Bonds	2.875%		08/15/45	6,000	5,971,872
U.S. Treasury Bonds	2.875%		11/15/46	45,998	45,724,864
U.S. Treasury Bonds(a)(h)	3.000%		02/15/47	186,260	189,839,731
U.S. Treasury Bonds	3.000%		05/15/47	5,805	5,921,779
U.S. Treasury Bonds	3.125%		02/15/43	62,210	65,092,065
U.S. Treasury Bonds	3.625%		08/15/43	18,105	20,628,384
U.S. Treasury Bonds	3.875%		08/15/40	30,000	35,435,160
U.S. Treasury Bonds(hh)	4.250%		11/15/40	26,200	32,673,234
U.S. Treasury Inflation Indexed Bonds, TIPS(a)	0.125%		04/15/22	46,652	46,636,349
U.S. Treasury Inflation Indexed Bonds, TIPS(a)	0.375%		01/15/27	40,676	40,141,228
U.S. Treasury Notes	1.250%		07/31/23	88,500	84,766,362
U.S. Treasury Notes(hh)	1.375%		05/31/21	38,110	37,675,317
U.S. Treasury Notes(a)	1.500%		02/28/23	66,900	65,347,719
U.S. Treasury Notes	1.500%		03/31/23	20,000	19,522,660
U.S. Treasury Notes	1.625%		11/15/22	12,200	12,036,056
U.S. Treasury Notes	1.625%		04/30/23	20,000	19,637,500
U.S. Treasury Notes	1.625%		05/31/23	54,500	53,465,372
U.S. Treasury Notes(a)	1.750%		05/15/23	89,980	88,911,488
U.S. Treasury Notes	1.875%		04/30/22	59,805	59,952,180
U.S. Treasury Notes	1.875%		07/31/22	7,790	7,805,518
U.S. Treasury Notes(a)	2.000%		08/31/21	102,000	103,115,676
U.S. Treasury Notes	2.000%		12/31/21	27,490	27,749,863
U.S. Treasury Notes	2.000%		11/30/22	11,990	12,050,418
U.S. Treasury Notes(h)	2.000%		02/15/25	12,500	12,359,375
U.S. Treasury Notes(a)	2.125%		06/30/21	58,750	59,720,726
U.S. Treasury Notes	2.125%		08/15/21	45,000	45,724,230

U.S. Treasury Notes	2.125%		09/30/21	39,630	40,252,310
U.S. Treasury Notes(a)	2.125%		06/30/22	137,750	139,595,575
U.S. Treasury Notes(a)	2.125%		12/31/22	59,400	60,040,392
U.S. Treasury Notes	2.125%		02/29/24	51,355	51,551,587
U.S. Treasury Notes	2.125%		07/31/24	96,110	96,226,389
U.S. Treasury Notes(h)	2.125%		05/15/25	185,585	184,852,867
U.S. Treasury Notes	2.375%		05/15/27	3,730	3,756,662
U.S. Treasury Notes	2.500%		08/15/23	55,955	57,581,164
U.S. Treasury Notes	3.125%		05/15/21	14,645	15,429,313
U.S. Treasury Strips Coupon(hh)	1.881	%(s)	05/15/31	13,800	9,587,205
U.S. Treasury Strips Coupon(hh)	1.898	%(s)	08/15/29	13,800	10,149,941
U.S. Treasury Strips Coupon(k)	1.969	%(s)	02/15/32	40,000	27,132,560
U.S. Treasury Strips Coupon(hh)	2.100	%(s)	11/15/35	27,600	16,535,160
U.S. Treasury Strips Coupon(hh)(k)	2.143	%(s)	11/15/28	17,440	13,137,709
U.S. Treasury Strips Coupon(hh)(k)	2.174	%(s)	05/15/29	42,370	31,399,094
U.S. Treasury Strips Coupon(hh)	2.618	%(s)	11/15/26	42,700	34,199,540
U.S. Treasury Strips Coupon(k)	2.264	%(s)	08/15/40	27,600	13,916,030

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,193,721,483)					2,184,441,269

PREFERRED STOCKS — 0.0%

				Shares
Banking
Citigroup Capital XIII, 7.681% (Capital Security, fixed to floating preferred)(c)				22,000	600,820
State Street Corp., 5.350%(a)(c)				315,000	8,769,600

TOTAL PREFERRED STOCKS (cost $8,425,000)					9,370,420

COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,959,837)				73,017	2,015,269

TOTAL LONG-TERM INVESTMENTS (cost $24,917,063,192)					25,232,025,573

SHORT-TERM INVESTMENTS — 9.3%
AFFILIATED MUTUAL FUNDS — 9.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				30,497,160	283,623,588
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				524,285,593	524,285,593
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,501,142,536; includes $1,500,026,637 of cash collateral for securities on loan)(b)(w)				1,501,037,371	1,501,187,475

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,310,085,293)					2,309,096,656

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.2%
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price $125.50			16,529	11,880,219
expiring 08/25/17, Strike Price $126.50			10,284	2,410,312
expiring 08/25/17, Strike Price $128.50			16,529	258,266
expiring 08/25/17, Strike Price $129.50			10,284	160,687
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $108.00	BNP Paribas		134,340	217,361
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	16,800	2,563,952
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	7,900	948,046
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		60,600	1,421,826
Interest Rate Swaptions,
Receive fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	452,888
Receive fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		365,190	688
Receive fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		2,705,060	97,234
Receive fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	13,844,366
Receive fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		365,190	1,196,057
Receive fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		2,705,060	4,170,672

				39,622,574

Put Options — 0.0%
Interest Rate Swaptions,
Pay a fixed rate of 2.00% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	46,105	368,095
Pay a fixed rate of 2.07% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	46,105	342,102
Pay a fixed rate of 2.34% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	69,870	75,166
Pay a fixed rate of 2.39% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	69,870	124,248
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	427,948
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	4,529,314
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	38,999
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	412,759

				6,318,631

TOTAL OPTIONS PURCHASED (cost $61,885,961)				45,941,205

TOTAL SHORT-TERM INVESTMENTS (cost $2,371,971,254)				2,355,037,861

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.6% (cost $27,289,034,447)(x)				27,587,063,434

OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price $127.00			33,058	(4,132,250)
expiring 08/25/17, Strike Price $128.00			20,568	(642,750)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	16,800	(1,105,421)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	7,900	(352,457)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		60,600	(489,906)
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	(2,248,173)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	(3,570,552)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		365,190	(40,374)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		2,705,060	(635,934)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		2,705,060	(856,094)

				(14,073,911)

Put Options — 0.0%
CDX.NA.HY.28, expiring 08/16/17, Strike Price $101.00	Credit Suisse First Boston Corp.		198,700	(10,770)
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $102.00	Credit Suisse First Boston Corp.		200,000	(139,541)
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price $104.00	BNP Paribas		134,340	(182,939)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	16,800	(27,228)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	7,900	(35,652)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		60,600	(1,119,496)
Interest Rate Swaptions,
Receive fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	69,870	(397,712)
Receive fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	69,870	(424,694)
Receive fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	46,105	(54,575)
Receive fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	46,105	(76,858)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	(190,560)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	(2,016,853)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	(80,432)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	(851,272)

				(5,608,582)

TOTAL OPTIONS WRITTEN (premiums received $37,891,732)	(19,682,493)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.5% (cost $27,251,142,714)	27,567,380,941
Liabilities in excess of other assets(z) — (8.5)%	(2,150,262,385)

NET ASSETS — 100.0%	$25,417,118,556

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $351,746,303 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,468,276,780; cash collateral of $1,500,026,637 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the original cost of such securities is $89,350,736. The value of $92,212,582 is 0.4% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $37,500,000 is 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$27,343,774,829

Appreciation	439,991,312
Depreciation	(196,702,707)

Net Unrealized Appreciation	$243,288,605

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
63,422	5 Year U.S. Treasury Notes	Sep. 2017	$7,492,633,444	$7,493,210,203	$576,759
2,922	10 Year Euro-Bund	Sep. 2017	559,213,075	560,193,551	980,476
5,514	10 Year U.S. Treasury Notes	Sep. 2017	690,430,557	694,160,906	3,730,349
5,819	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	784,331,443	785,837,766	1,506,323
14,651	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	2,387,011,011	2,410,089,500	23,078,489

					29,872,396

	Short Positions:
1,729	30 Day Fed Fund	Aug. 2017	712,150,004	712,152,822	(2,818)
4,148	2 Year U.S. Treasury Notes	Sep. 2017	897,272,573	897,393,875	(121,302)
204	5 Year Euro-Bobl	Sep. 2017	32,108,572	31,891,754	216,818
3,290	20 Year U.S. Treasury Bonds	Sep. 2017	506,307,289	503,267,188	3,040,101
996	30 Year Euro-Buxl	Sep. 2017	191,192,669	191,149,371	43,298
458	Euro-Schatz	Sept. 2017	60,797,157	60,761,962	35,195

					3,211,292

					$33,083,688

Securities with a combined market value of $112,431,261 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	1,023	$775,558	$817,391	$41,833
Brazilian Real,
Expiring 08/02/17	Citigroup Global Markets	BRL	40,443	12,141,688	12,969,278	827,590
Expiring 08/02/17	UBS AG	BRL	62,175	18,491,899	19,938,529	1,446,630
Expiring 08/02/17	UBS AG	BRL	30,707	9,261,246	9,847,062	585,816
Expiring 11/03/17	Citigroup Global Markets	BRL	58,128	18,149,074	18,335,242	186,168
Expiring 11/03/17	Citigroup Global Markets	BRL	43,018	13,471,875	13,569,272	97,397
Expiring 11/03/17	UBS AG	BRL	36,933	11,493,682	11,649,648	155,966
Canadian Dollar,
Expiring 10/13/17	UBS AG	CAD	5,826	4,521,658	4,677,626	155,968
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	7,359,515	11,209,374	11,306,407	97,033
Expiring 10/12/17	Citigroup Global Markets	CLP	7,479,035	11,417,391	11,490,026	72,635
Expiring 10/12/17	JPMorgan Chase	CLP	7,557,374	11,596,400	11,610,378	13,978
Czech Koruna,
Expiring 10/06/17	UBS AG	CZK	424,684	18,977,681	19,371,589	393,908
Expiring 10/06/17	UBS AG	CZK	424,075	18,636,991	19,343,808	706,817
Expiring 10/06/17	UBS AG	CZK	424,075	18,636,991	19,343,808	706,817
Expiring 10/06/17	UBS AG	CZK	279,408	12,584,374	12,744,919	160,545

Euro,
Expiring 10/27/17	Goldman Sachs & Co.	EUR	42,701	50,675,650	50,793,008	117,358
Expiring 10/27/17	UBS AG	EUR	32,002	37,726,320	38,066,127	339,807
Expiring 10/27/17	UBS AG	EUR	40,222	47,471,500	47,843,767	372,267
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	10,646,384	40,217,528	41,603,897	1,386,369
Expiring 10/20/17	UBS AG	HUF	10,646,384	40,197,788	41,603,897	1,406,109
Indian Rupee,
Expiring 08/08/17	Citigroup Global Markets	INR	1,864,917	28,799,580	29,037,383	237,803
Expiring 08/08/17	Citigroup Global Markets	INR	1,243,278	19,171,595	19,358,256	186,661
Expiring 08/08/17	UBS AG	INR	1,864,917	28,751,849	29,037,383	285,534
Indonesian Rupiah,
Expiring 08/21/17	Goldman Sachs & Co.	IDR	1,047,979,267	78,315,531	78,466,400	150,869
Expiring 08/21/17	UBS AG	IDR	102,994,157	7,710,875	7,711,585	710
Expiring 10/17/17	Barclays Capital Group	IDR	216,861,190	16,050,713	16,136,424	85,711
Expiring 10/17/17	Citigroup Global Markets	IDR	216,861,190	15,976,218	16,136,424	160,206
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	641,581	34,520,526	35,986,481	1,465,955
Expiring 08/08/17	Citigroup Global Markets	MXN	341,241	18,404,017	19,140,307	736,290
Expiring 08/08/17	Goldman Sachs & Co.	MXN	651,302	35,294,999	36,531,730	1,236,731
Expiring 08/08/17	UBS AG	MXN	651,302	35,286,585	36,531,730	1,245,145
Expiring 03/27/18	Citigroup Global Markets	MXN	493,558	24,810,000	26,705,532	1,895,532
New Zealand Dollar,
Expiring 10/13/17	Citigroup Global Markets	NZD	6,868	4,982,982	5,150,856	167,874
Norwegian Krone,
Expiring 10/20/17	Citigroup Global Markets	NOK	8,935	1,109,739	1,138,302	28,563
Polish Zloty,
Expiring 10/20/17	JPMorgan Chase	PLN	245,822	67,270,596	68,362,666	1,092,070
Russian Ruble,
Expiring 08/25/17	Citigroup Global Markets	RUB	560,122	9,389,993	9,317,983	(72,010)
Expiring 10/06/17	Barclays Capital Group	RUB	2,466,890	40,874,687	40,681,799	(192,888)
Expiring 10/06/17	Citigroup Global Markets	RUB	571,939	9,565,363	9,431,919	(133,444)
Singapore Dollar,
Expiring 08/11/17	Goldman Sachs & Co.	SGD	59,361	43,430,838	43,811,320	380,482
Expiring 08/11/17	UBS AG	SGD	51,897	37,387,512	38,302,106	914,594
South Korean Won,
Expiring 08/21/17	UBS AG	KRW	8,642,952	7,751,040	7,724,682	(26,358)
Swedish Krona,
Expiring 10/20/17	UBS AG	SEK	185,222	22,909,887	23,047,396	137,509
Expiring 10/20/17	UBS AG	SEK	8,674	1,053,423	1,079,303	25,880

Thai Baht,
Expiring 08/11/17	Citigroup Global Markets	THB	674,082	20,195,400	20,258,562	63,162
Expiring 08/11/17	Citigroup Global Markets	THB	669,423	19,915,300	20,118,539	203,239
Turkish Lira,
Expiring 09/22/17	UBS AG	TRY	170,268	46,436,245	47,597,541	1,161,296
Expiring 09/22/17	UBS AG	TRY	41,444	11,554,152	11,585,356	31,204

				$1,094,574,313	$1,115,313,644	$20,739,331

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 08/02/17	Citigroup Global Markets	BRL	58,128	$18,433,390	$18,640,580	$(207,190)
Expiring 08/02/17	UBS AG	BRL	75,197	22,504,039	24,114,290	(1,610,251)
British Pound,
Expiring 10/27/17	Citigroup Global Markets	GBP	106,190	138,934,946	140,524,635	(1,589,689)
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	16,152,784	24,162,366	24,815,489	(653,123)
Expiring 10/12/17	Citigroup Global Markets	CLP	6,280,812	9,385,554	9,649,200	(263,646)
Colombian Peso,
Expiring 10/12/17	Citigroup Global Markets	COP	54,535,194	17,439,543	18,105,739	(666,196)
Expiring 10/12/17	UBS AG	COP	23,677,722	7,751,040	7,861,027	(109,987)
Euro,
Expiring 10/27/17	Citigroup Global Markets	EUR	29,400	34,693,206	34,971,252	(278,046)
Expiring 10/27/17	JPMorgan Chase	EUR	660,351	773,500,901	785,486,706	(11,985,805)
Expiring 10/27/17	JPMorgan Chase	EUR	1,360	1,591,127	1,617,240	(26,113)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	66,634	18,754,175	18,775,113	(20,938)
Expiring 10/20/17	UBS AG	ILS	55,688	15,665,595	15,690,902	(25,307)
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	2,041,130	18,364,730	18,591,453	(226,723)
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	1,230,521	67,417,300	69,020,275	(1,602,975)
Expiring 08/08/17	Citigroup Global Markets	MXN	152,046	8,369,000	8,528,318	(159,318)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	167,500	9,245,949	9,395,103	(149,154)
New Taiwanese Dollar,
Expiring 08/08/17	UBS AG	TWD	1,672,152	55,576,315	55,398,841	177,474
Polish Zloty,
Expiring 10/20/17	UBS AG	PLN	45,892	12,584,374	12,762,561	(178,187)

Singapore Dollar,
Expiring 08/11/17	Citigroup Global Markets	SGD	8,270	5,967,900	6,103,605	(135,705)
Expiring 08/11/17	Goldman Sachs & Co.	SGD	180,726	131,804,377	133,384,172	(1,579,795)
Expiring 08/11/17	UBS AG	SGD	15,477	11,170,893	11,422,767	(251,874)
Expiring 08/11/17	UBS AG	SGD	12,875	9,310,157	9,502,623	(192,466)
South African Rand,
Expiring 09/22/17	Citigroup Global Markets	ZAR	746,294	55,039,697	56,127,105	(1,087,408)
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	746,294	54,678,779	56,127,105	(1,448,326)
Expiring 09/22/17	UBS AG	ZAR	129,242	9,409,486	9,719,987	(310,501)
South Korean Won,
Expiring 08/21/17	Barclays Capital Group	KRW	18,345,131	16,416,960	16,396,053	20,907
Expiring 08/21/17	Citigroup Global Markets	KRW	10,532,580	9,310,156	9,413,546	(103,390)
Swiss Franc,
Expiring 10/27/17	Goldman Sachs & Co.	CHF	29,313	30,564,584	30,488,464	76,120
Expiring 10/27/17	Goldman Sachs & Co.	CHF	18,405	19,558,311	19,142,824	415,487
Expiring 10/27/17	UBS AG	CHF	35,695	37,726,320	37,126,178	600,142
Expiring 10/27/17	UBS AG	CHF	22,055	22,909,887	22,939,090	(29,203)
Expiring 10/27/17	UBS AG	CHF	15,094	15,665,595	15,699,072	(33,477)
Thai Baht,
Expiring 08/11/17	Citigroup Global Markets	THB	732,112	21,184,098	22,002,563	(818,465)
Expiring 08/11/17	Citigroup Global Markets	THB	612,423	17,903,700	18,405,486	(501,786)
Turkish Lira,
Expiring 09/22/17	Citigroup Global Markets	TRY	34,802	9,385,554	9,728,761	(343,207)
Expiring 09/22/17	UBS AG	TRY	34,845	9,409,485	9,740,739	(331,254)

				$1,741,789,489	$1,767,418,864	$(25,629,375)

						$(4,890,044)

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/18	Buy	BRL	25,257	EUR	6,955	$(556,562)	Citigroup Global Markets
04/06/18	Buy	ZAR	54,366	EUR	3,416	(133,757)	Goldman Sachs & Co.
08/08/17	Buy	MXN	340,478	EUR	16,334	(247,424)	Goldman Sachs & Co.
08/11/17	Buy	EUR	9,807	SGD	15,503	174,563	UBS AG
10/20/17	Buy	EUR	17,277	ILS	70,923	559,754	UBS AG
10/20/17	Buy	EUR	14,011	PLN	59,680	62,714	Citigroup Global Markets
10/27/17	Buy	EUR	16,630	CHF	18,387	656,708	Goldman Sachs & Co.
10/27/17	Buy	EUR	16,410	CHF	18,151	640,420	Citigroup Global Markets

						$1,156,416

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC (packaged) credit default swaps on corporate and/or sovereign issues—Buy Protection(1)*:
Federation of Malaysia	12/20/21	1.000%	4,000	0.735%	$(49,156)	$6,334	$(55,490)	Deutsche Bank AG
Federation of Russia	12/20/21	1.000%	11,000	1.475%	204,689	17,416	187,273	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%	9,000	0.587%	(167,240)	14,250	(181,490)	Deutsche Bank AG
Republic of Argentina	12/20/21	1.000%	3,000	3.245%	265,798	4,666	261,132	Deutsche Bank AG
Republic of Brazil	12/20/21	1.000%	15,000	1.870%	520,605	23,750	496,855	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	3,000	0.582%	(56,610)	4,750	(61,360)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	3,000	1.117%	11,265	4,750	6,515	Deutsche Bank AG
Republic of Indonesia	12/20/21	1.000%	4,000	1.018%	(1,682)	6,333	(8,015)	Deutsche Bank AG
Republic of Mexico	12/20/21	1.000%	11,000	0.901%	(58,834)	17,416	(76,250)	Deutsche Bank AG
Republic of Panama	12/20/21	1.000%	3,000	0.813%	(27,126)	4,750	(31,876)	Deutsche Bank AG
Republic of Peru	12/20/21	1.000%	3,000	0.685%	(43,422)	4,750	(48,172)	Deutsche Bank AG
Republic of Philippines	12/20/21	1.000%	3,000	0.633%	(49,964)	4,750	(54,714)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%	10,000	1.650%	258,104	15,833	242,271	Deutsche Bank AG
Republic of Turkey	12/20/21	1.000%	15,000	1.636%	378,287	23,750	354,537	Deutsche Bank AG
Republic of Venezuela	12/20/21	1.000%	3,000	57.083%	1,969,292	4,752	1,964,540	Deutsche Bank AG

					$3,154,006	$158,250	$2,995,756

OTC credit default swaps on credit indices—Sell Protection(2)*:
CDX.EM.26.V1	12/20/21	1.000%	100,000		$(2,988,224)	$(308,333)	$(2,679,891)	Deutsche Bank AG

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	08/31/17	1.500%	4,843	$7,659	$—	$7,659	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/30/17	1.500%	545	703	—	703	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/30/17	1.500%	747	964	—	964	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	08/31/17	1.500%	8,589	13,584	—	13,584	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	08/31/17	1.500%	2,576	4,074	—	4,074	Goldman Sachs & Co.

Chase Mortgage	08/31/17	1.500%	10,173	16,090	—	16,090	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	9,043	14,303	—	14,303	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	3,595	5,650	—	5,650	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/31/17	1.500%	3,780	5,979	—	5,979	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	1,290	1,664	—	1,664	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	789	1,018	—	1,018	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	896	1,156	—	1,156	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	4,811	6,208	—	6,208	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	2,084	2,689	—	2,689	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	6,005	7,748	—	7,748	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	991	1,279	—	1,279	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/30/17	1.500%	5,565	7,181	—	7,181	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/30/17	1.500%	1,317	1,699	—	1,699	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/17	1.500%	1,810	2,458	—	2,458	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/17	1.500%	4,282	5,850	—	5,850	Goldman Sachs & Co.
First Franklin Home Equity	08/31/17	1.500%	789	131	—	131	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	1,032	1,332	—	1,332	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	1,087	1,402	—	1,402	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	2,308	2,978	—	2,978	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	5,571	7,188	—	7,188	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	734	947	—	947	Goldman Sachs & Co.
GSAMP Home Equity	08/31/17	1.500%	2,787	4,380	—	4,380	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/30/17	1.500%	2,945	3,800	—	3,800	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/30/17	1.500%	789	1,018	—	1,018	Goldman Sachs & Co.
Lehman Home Equity	08/31/17	1.500%	7,623	12,056	—	12,056	Goldman Sachs & Co.
LNR CDO Ltd.	08/11/17	1.500%	22,972	33,469	—	33,469	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	522	674	—	674	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	6,879	8,876	—	8,876	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	971	1,253	—	1,253	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	1,195	1,542	—	1,542	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	1,351	1,743	—	1,743	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/31/17	1.500%	1,845	308	—	308	Goldman Sachs & Co.
New Century Home Equity	08/31/17	1.500%	3,841	6,075	—	6,075	Goldman Sachs & Co.

Nomura Home Equity	08/31/17	1.500%	828	1,309	—	1,309	Goldman Sachs & Co.
Option One Home Equity	08/31/17	1.500%	3,865	6,112	—	6,112	Goldman Sachs & Co.
Securitized Asset Backed Receivables Trust	08/31/17	1.500%	1,207	201	—	201	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	08/30/17	1.500%	673	868	—	868	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/30/17	1.500%	639	823	—	823	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/30/17	1.500%	985	1,270	—	1,270	Goldman Sachs & Co.

				$207,711	$—	$207,711

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	25,530	0.328%	$369,163	$597,240	$228,077
Anadarko Petroleum Corp.	06/20/21	1.000%	23,015	0.997%	(1,735,105)	29,452	1,764,557
AT&T, Inc.	06/20/21	1.000%	53,920	0.526%	388,604	1,021,065	632,461
Barrick Gold Corp.	06/20/21	1.000%	20,265	0.463%	(526,871)	432,104	958,975
CIT Group, Inc.	06/20/18	5.000%	63,175	0.116%	4,038,058	3,118,276	(919,782)
Devon Energy Corp.	06/20/20	1.000%	5,785	0.479%	(477,430)	91,783	569,213
Eastman Chemical Co.	06/20/21	1.000%	34,085	0.320%	327,901	913,501	585,600
Ford Motor Co.	06/20/21	5.000%	84,000	0.733%	14,612,255	13,825,840	(786,415)
General Motors Co.	06/20/19	5.000%	25,315	0.222%	2,849,717	2,414,857	(434,860)

					$19,846,292	$22,444,118	$2,597,826

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000%	6,650	1.031%	$(272,840)	$(285,192)	$12,352	BNP Paribas
Republic of Italy	12/20/21	1.000%	50,000	0.763%	(554,525)	1,084,473	(1,638,998)	Deutsche Bank AG
United Mexican States	12/20/17	1.000%	25,000	0.182%	(109,447)	(115,642)	6,195	Citigroup Global Markets

					$(936,812)	$683,639	$(1,620,451)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	13,690	0.800%	$93,121	$(563,759)	$656,880	Morgan Stanley
Kingdom of Saudi Arabia	12/20/21	1.000%	3,700	0.856%	26,763	(70,318)	97,081	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%	20,000	0.617%	363,282	(315,815)	679,097	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	29,510	0.721%	107,553	(2,262,671)	2,370,224	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%	10,780	0.646%	65,404	5,701	59,703	Citigroup Global Markets
Petroleos Mexicanos	12/20/23	1.000%	12,000	2.480%	(993,925)	(1,063,674)	69,749	Barclays Capital Group
Republic of Colombia	12/20/26	1.000%	22,275	2.170%	(2,026,741)	(2,031,231)	4,490	Citigroup Global Markets
Republic of Egypt	06/20/19	1.000%	5,495	2.741%	(168,170)	(130,390)	(37,780)	Barclays Capital Group
Republic of Indonesia	12/20/21	1.000%	49,750	1.018%	20,918	(1,167,237)	1,188,155	Citigroup Global Markets
Republic of Ireland	06/20/23	1.000%	13,000	0.382%	463,734	176,252	287,482	Goldman Sachs & Co.
Republic of Italy	12/20/18	1.000%	10,000	0.312%	106,991	71,447	35,544	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	29,050	1.047%	(7,316)	134,779	(142,095)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	15,500	1.047%	(3,904)	44,648	(48,552)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%	25,000	1.170%	(127,946)	(331,366)	203,420	JPMorgan Chase
Republic of Italy	12/20/21	1.000%	50,000	1.261%	(479,799)	(1,381,930)	902,131	Hong Kong & Shanghai Bank
Republic of Uruguay	06/20/21	1.000%	750	1.475%	(12,248)	(10,543)	(1,705)	Citigroup Global Markets
United Mexican States	12/20/18	1.000%	25,000	0.330%	261,420	159,134	102,286	Citigroup Global Markets

					$(2,310,863)	$(8,736,973)	$6,426,110

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	27,000	$96,142	$315,790	$(219,648)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	18,000	64,095	(25,500)	89,595	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	13,500	48,071	(8,438)	56,509	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	44,500	158,456	(2,723,917)	2,882,373	Credit Suisse First Boston Corp.

				$366,764	$(2,442,065)	$2,808,829

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	$162,041	$—	$162,041
65,308	3 Month LIBOR	EUR	58,500	3 Month EURIBOR minus 37.00 bps	JPMorgan Chase	10/17/17	(3,877,366)	—	(3,877,366)
4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(398,129)	—	(398,129)
12,037	3 Month LIBOR	EUR	10,800	(0.613)%	JPMorgan Chase	02/22/20	(641,531)	—	(641,531)

							$(4,754,985)	$—	$(4,754,985)

Forward rate agreements outstanding at July 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
23,993,600	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(7,189,915)	$(7,189,915)

Inflation swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared inflation swap agreements:
GBP	136,115	07/15/22	3.440%	U.K. Retail Price Index(2)	$382,444	$867,612	$485,168
GBP	49,860	07/15/27	3.348%	U.K. Retail Price Index(1)	—	(5,768)	(5,768)
GBP	25,010	07/15/32	3.513%	U.K. Retail Price Index(2)	—	368,865	368,865
GBP	26,525	07/15/37	3.515%	U.K. Retail Price Index(2)	—	347,499	347,499
GBP	13,265	07/15/47	3.458%	U.K. Retail Price Index(1)	(849,751)	(227,045)	622,706
GBP	7,135	07/15/57	3.325%	U.K. Retail Price Index(1)	—	(155,350)	(155,350)
GBP	1,840	07/15/57	3.338%	U.K. Retail Price Index(1)	—	(57,840)	(57,840)

					$(467,307)	$1,137,973	$1,605,280

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	347,610	07/07/22	2.460%		6 Month BBSW(2)	$(13,441)	$622,578	$636,019
AUD	98,635	07/19/27	3.355%		6 Month BBSW(2)	—	12,347	12,347
AUD	36,360	07/19/32	3.130%		6 Month BBSW(2)	(18,770)	114,935	133,705
BRL	540,081	01/04/21	0.000%		1 Day BROIS(2)	—	6,642,256	6,642,256
BRL	424,175	01/04/21	0.000%		1 Day BROIS(1)	—	(826,589)	(826,589)
BRL	411,952	01/04/21	0.000%		1 Day BROIS(1)	—	(1,358,331)	(1,358,331)
BRL	272,628	01/04/21	0.000%		1 Day BROIS(2)	—	2,414,081	2,414,081
BRL	263,243	01/04/21	0.000%		1 Day BROIS(2)	—	3,089,296	3,089,296
BRL	226,806	01/04/21	0.000%		1 Day BROIS(2)	—	2,134,685	2,134,685
BRL	43,767	01/02/23	0.000%		1 Day BROIS(2)	—	564,119	564,119
BRL	176,125	01/02/25	0.000%		1 Day BROIS(2)	—	71,544	71,544
BRL	172,067	01/02/25	0.000%		1 Day BROIS(2)	—	636,924	636,924
CAD	709,270	07/26/19	1.605%		3 Month Canadian Banker’s Acceptance(2)	66,987	(218,667)	(285,654)
CZK	2,131,125	07/03/22	0.820%		6 Month PRIBOR(2)	—	(1,504,762)	(1,504,762)
CZK	1,095,215	07/03/27	1.115%		6 Month PRIBOR(1)	2,053	1,376,629	1,374,576
EUR	9,900	08/01/19	0.346%		1 Day EONIA(1)	112	(232,300)	(232,412)
EUR	49,150	09/20/21	(0.353%	)	1 Day EONIA(1)	389	771,951	771,562
EUR	80,100	07/03/22	0.182%		6 Month EURIBOR(1)	—	360,126	360,126
EUR	34,300	06/20/24	(0.050%	)	1 Day EONIA(1)	446	1,097,652	1,097,206
EUR	40,225	09/13/24	(0.104%	)	1 Day EONIA(1)	494	1,534,287	1,533,793
EUR	30,720	02/15/26	0.337%		1 Day EONIA(1)	396	615,304	614,908
EUR	48,680	02/23/26	0.324%		1 Day EONIA(1)	(628,615)	1,041,543	1,670,158
EUR	384,612	08/15/26	0.655%		1 Day EONIA(1)	(139,314)	(455,799)	(316,485)
EUR	170,825	08/15/26	0.634%		1 Day EONIA(1)	—	169,906	169,906
EUR	11,020	05/11/27	0.736%		6 Month EURIBOR(1)	133,408	203,976	70,568
EUR	40,470	07/03/27	0.795%		6 Month EURIBOR(2)	—	(630,096)	(630,096)
EUR	29,390	05/11/30	0.850%		6 Month EURIBOR(1)	1,087,334	1,421,267	333,933
EUR	9,700	10/26/35	1.248%		1 Day EONIA(1)	305	(2,895)	(3,200)
EUR	4,775	03/04/36	0.865%		1 Day EONIA(1)	(2,840)	425,948	428,788
EUR	2,200	04/11/36	0.962%		6 Month EURIBOR(1)	205	224,263	224,058
EUR	72,390	07/04/42	1.438%		1 Day EONIA(2)	—	(490,164)	(490,164)
EUR	64,907	07/04/42	1.416%		1 Day EONIA(2)	(131,512)	(811,917)	(680,405)
GBP	25,500	02/23/21	0.639%		1 Day SONIA(1)	356	(173,268)	(173,624)
GBP	3,000	06/07/21	1.620%		1 Day SONIA(1)	203	(166,544)	(166,747)
GBP	30,690	07/06/32	1.933%		6 Month GBP LIBOR(2)	—	343,186	343,186
GBP	36,880	07/06/42	1.850%		6 Month GBP LIBOR(1)	—	(347,850)	(347,850)
MXN	311,700	12/27/24	5.795%		28 Day Mexican Interbank Rate(2)	93,753	(1,267,751)	(1,361,504)
MXN	1,151,900	10/15/26	6.445%		28 Day Mexican Interbank Rate(2)	500	(3,031,375)	(3,031,875)
MXN	915,470	12/09/26	7.780%		28 Day Mexican Interbank Rate(2)	(909,688)	2,475,126	3,384,814
NZD	386,820	12/15/17	2.125%		3 Month BBR(2)	359	206,861	206,502
	831,330	08/19/17	0.524%		1 Day USOIS(1)	898	1,711,842	1,710,944
	3,488,530	09/09/17	0.539%		1 Day USOIS(1)	466,846	8,205,136	7,738,290
	940,620	10/21/17	0.590%		1 Day USOIS(1)	1,270	2,569,324	2,568,054
	931,420	11/01/17	0.639%		1 Day USOIS(1)	2,246	2,269,451	2,267,205
	1,858,510	11/14/17	0.675%		1 Day USOIS(1)	(164,560)	4,358,569	4,523,129
	930,220	11/22/17	0.716%		1 Day USOIS(1)	2,243	1,959,271	1,957,028
	1,500,455	01/07/18	1.093%		1 Day USOIS(1)	—	199,057	199,057
	17,154,395	01/31/18	1.278%		1 Day USOIS(1)	(285,400)	(525,333)	(239,933)
	261,215	02/21/18	0.941%		1 Day USOIS(1)	738	392,500	391,762
	580,000	09/30/18	0.655%		1 Day USOIS(1)	1,617	4,968,383	4,966,766
	199,390	09/30/18	0.747%		1 Day USOIS(1)	599	1,387,541	1,386,942
	496,320	10/07/18	1.253%		1 Day USOIS(1)	—	(207,733)	(207,733)
	932,595	11/17/18	1.080%		1 Day USOIS(1)	2,248	2,401,096	2,398,848
	1,402,075	11/18/18	0.911%		1 Day USOIS(1)	(77,008)	6,028,548	6,105,556

845,800	03/24/19	1.331%	1 Day USOIS(1)	—	(921,063)	(921,063)
316,490	03/31/19	1.431%	1 Day USOIS(1)	—	(538,909)	(538,909)
263,553	03/31/19	1.432%	1 Day USOIS(1)	—	(452,178)	(452,178)
460,261	06/30/19	1.486%	1 Day USOIS(1)	(263,700)	(782,192)	(518,492)
637,545	06/30/19	1.502%	1 Day USOIS(1)	(312,393)	(1,258,218)	(945,825)
55,015	07/14/19	1.428%	1 Day USOIS(1)	—	(66,329)	(66,329)
273,565	04/04/20	— (3)	— (3)	—	(66,478)	(66,478)
152,825	07/17/20	1.521%	1 Day USOIS(1)	—	(285,390)	(285,390)
142,040	04/04/22	— (4)	— (4)	—	28,237	28,237
1,058,435	07/17/22	— (5)	— (5)	64,369	53,586	(10,783)
96,310	12/31/22	1.405%	3 Month LIBOR(1)	660	2,642,285	2,641,625
57,785	12/31/22	1.495%	3 Month LIBOR(1)	436	1,310,840	1,310,404
42,000	12/31/22	1.412%	3 Month LIBOR(1)	379	1,137,569	1,137,190
38,165	12/31/22	1.406%	3 Month LIBOR(1)	284	1,044,110	1,043,826
3,750	12/31/22	1.480%	3 Month LIBOR(1)	171	88,009	87,838
105,000	04/05/23	1.424%	3 Month LIBOR(1)	723	2,666,568	2,665,845
160,365	05/31/23	1.578%	3 Month LIBOR(1)	(302,379)	3,405,815	3,708,194
126,600	05/31/23	1.588%	3 Month LIBOR(1)	842	2,619,124	2,618,282
112,765	05/31/23	1.394%	3 Month LIBOR(1)	765	3,584,861	3,584,096
112,765	05/31/23	1.395%	3 Month LIBOR(1)	765	3,577,830	3,577,065
111,950	05/31/23	1.513%	3 Month LIBOR(1)	762	2,796,518	2,795,756
107,725	05/31/23	1.578%	3 Month LIBOR(1)	738	2,287,852	2,287,114
64,340	05/31/23	1.584%	3 Month LIBOR(1)	502	1,346,094	1,345,592
250,000	06/02/23	1.540%	3 Month LIBOR(1)	1,965	5,868,941	5,866,976
142,200	08/15/23	1.406%	3 Month LIBOR(1)	927	4,194,092	4,193,165
125,000	08/15/23	1.408%	3 Month LIBOR(1)	832	3,671,601	3,670,769
80,445	08/15/23	1.459%	3 Month LIBOR(2)	4,237,344	2,109,988	(2,127,356)
646,129	11/15/23	2.209%	3 Month LIBOR(1)	3,668	(9,080,185)	(9,083,853)
182,270	02/15/24	2.115%	3 Month LIBOR(1)	444,267	(1,086,999)	(1,531,266)
388,689	02/15/24	2.151%	3 Month LIBOR(1)	(427,122)	(3,192,774)	(2,765,652)
123,815	02/15/24	2.167%	3 Month LIBOR(1)	(1,134,529)	(1,141,422)	(6,893)
442,345	02/15/24	2.183%	3 Month LIBOR(1)	(644,185)	(4,536,662)	(3,892,477)
83,575	05/15/24	1.808%	1 Day USOIS(1)	—	(177,241)	(177,241)
98,450	09/01/24	2.117%	3 Month LIBOR(1)	—	(243,499)	(243,499)
382,908	02/15/27	1.824%	1 Day USOIS(1)	5,004,603	3,324,298	(1,680,305)
179,280	02/15/27	2.067%	1 Day USOIS(1)	(121,574)	(2,239,184)	(2,117,610)
149,250	02/15/27	1.899%	1 Day USOIS(1)	185,091	323,372	138,281
52,350	02/15/27	1.965%	1 Day USOIS(1)	—	(185,978)	(185,978)
104,510	05/08/27	2.309%	3 Month LIBOR(1)	—	(978,714)	(978,714)
202,600	05/03/32	2.434%	3 Month LIBOR(2)	—	1,086,506	1,086,506
357,260	02/15/36	2.338%	3 Month LIBOR(2)	(2,192,981)	(8,785,923)	(6,592,942)
160,350	05/03/37	2.508%	3 Month LIBOR(1)	—	(662,367)	(662,367)
44,800	02/15/42	1.369%	1 Day USOIS(1)	961	6,875,040	6,874,079
27,780	09/27/46	1.380%	1 Day USOIS(1)	654	4,723,727	4,723,073
22,125	04/09/48	2.545%	3 Month LIBOR(1)	—	210,298	210,298
20,450	05/08/48	2.627%	3 Month LIBOR(1)	—	(153,369)	(153,369)

				$4,047,702	$76,912,221	$72,864,519

Securities with a combined market value of $325,829,340 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at July 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
JPMorgan Chase	01/12/41	2,082	Pay fixed payment based on 1 Month LIBOR and receive variable payments based on IOS.FN30.500.10 Index	$(12,712)	$(6,560)	$(6,152)
Goldman Sachs & Co.	12/20/17	110,280	Pay variable payment based on 3 Month LIBOR and receive fixed payments based on iBoxx USD Liquid High Yield Index	514,587	(303,433)	818,020
Credit Suisse First Boston Corp.	01/12/41	47,165	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on 1 Month LIBOR	(145,579)	(144,028)	(1,551)

				$356,296	$(454,021)	$810,317

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$148,448,573	$—
Collateralized Loan Obligations	—	3,933,136,923	168,350,000
Consumer Loans	—	341,971,141	21,944,724
Credit Cards	—	2,008,147	—
Home Equity Loans	—	211,329,512	53,125,000
Other	—	418,014	—
Residential Mortgage-Backed Securities	—	490,650,168	—
Small Business Loan	—	52,528	—
Student Loans	—	16,071,723	—
Bank Loans	—	190,497,295	2,858,868
Commercial Mortgage-Backed Securities	—	2,792,621,369	—
Corporate Bonds	—	10,713,099,789	—
Municipal Bonds	—	169,089,479	—
Residential Mortgage-Backed Securities	—	1,371,336,419	105,260,000
Sovereign Bonds	—	1,569,633,720	—
U.S. Government Agency Obligations	—	734,295,223	—
U.S. Treasury Obligations	—	2,184,441,269	—
Preferred Stocks	9,370,420	—	—
Common Stock	2,015,269	—	—
Affiliated Mutual Funds	2,309,096,656	—	—
Options Purchased	14,709,484	31,231,721	—
Options Written	(4,775,000)	(14,907,493)	—
Other Financial Instruments*
Futures Contracts	33,083,688	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,890,044)	—
OTC Cross Currency Exchange Contracts	—	1,156,416	—
OTC Credit Default Swap Agreements	—	(2,715,129)	207,711
Centrally Cleared Credit Default Swap Agreements	—	2,597,826	—
OTC Currency Swap Agreements	—	(4,754,985)	—
Centrally Cleared Forward Rate Agreements	—	(7,189,915)	—
Centrally Cleared Inflation Swap Agreements	—	1,605,280	—
Centrally Cleared Interest Rate Swap Agreements	—	72,864,519	—
OTC Total Return Swap Agreements	—	356,296	—

Total	$2,363,500,517	$24,944,455,784	$351,746,303

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Home Equity	Asset-Backed Securities Consumer Loans	Asset-Backed Securities Non-Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swap Agreements		Forward Rate Agreements
Balance as of 10/31/16	$478,620,228	$—	$—	$10,501,260	$34,439,867	$4,111,431	$141,641,085	$194,811		$(62,049)
Realized gain (loss)	—	—	—	—	59,616	—	1,134,753	—	***	—	***
Change in unrealized appreciation (depreciation)**	2,814,645	—	49,207	—	374,837	—	338,355	12,900		62,049
Purchases/Exchanges/Issuances	168,347,153	53,125,000	21,895,517	—	—	—	105,260,000	—		—
Sales/Paydown	(123,420,055)	—	—	—	(34,666,988)	—	(108,052,980)	—		—
Accrued discount/premium	—	—	—	—	5,397	—	59,722	—		—
Transfers into Level 3	—	—	—	—	2,646,139	—	—	—		—
Transfers out of Level 3	(358,011,971)	—	—	(10,501,260)	—	(4,111,431)	(35,120,935)	—		—

Balance as of 07/31/17	$168,350,000	$53,125,000	$21,944,724	$—	$2,858,868	$—	$105,260,000	$207,711		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $472,494 was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $501,497.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2017	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities Collateralized Loan Obligations	$168,350,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Home Equity	53,125,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Consumer Loans	21,944,724	Market Approach	Single Broker Indicative Quote
Bank Loans	2,858,868	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	105,260,000	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	207,711	Market Approach	Single Broker Indicative Quote

	$351,746,303

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	$10,501,260	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities Collateralized Loan Obligations	$358,011,971	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$4,111,431	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$35,120,935	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$2,646,139	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
AID	Agency for International Development
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Rate
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit
CDO	Collateralized Debt Obligation
CDS	Credit Default Swap
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRIBOR	Prague Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)
REMICS	Real Estate Mortgage Investment Conduit Security
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be-Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. The Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.